UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-21601
PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)
1633 Broadway, New York, NY 10019
(Address of principal executive offices)
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)
650 Newport Center Drive, Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
David C. Sullivan
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Registrant’s telephone number, including area code: (844) 337-4626
Date of fiscal year end: June 30
Date of reporting period: December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders .

PIMCO CLOSED-END FUNDS
Semiannual Report

December 31, 2024

PIMCO Corporate & Income Opportunity Fund | PTY | NYSE

PIMCO Corporate & Income Strategy Fund | PCN | NYSE

PIMCO High Income Fund | PHK | NYSE

PIMCO Income Strategy Fund | PFL | NYSE

PIMCO Income Strategy Fund II | PFN | NYSE

Important Information About the Funds

Effective as of September 20, 2024, (a) the non-fundamental investment guideline below applies to PHK, PFL and PFN; and (b) the non-fundamental investment guideline below replaces the existing 25% guideline of each of PCN and PTY to invest at least 25% of its total assets in corporate debt obligations and other corporate income-producing securities:
Each Fund normally invests at least 50% of its total assets in corporate debt obligations and other corporate securities, including fixed-, variable- and floating-rate bonds, debentures, notes and other similar types of corporate debt instruments, such as preferred shares, convertible securities, bank loans and loan participations and assignments, payment-in-kind securities, step-ups, zero-coupon bonds, bank capital securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, stressed debt securities, structured notes and other hybrid instruments, common stocks and other equity securities.
We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movements in interest rates.
Beginning November 8, 2024, the Funds no longer have outstanding Auction-Rate Preferred Shares (“ARPS”) due to redeeming each series of the ARPS at the full liquidation preference (i.e., face value) of the ARPS.
As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.
Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses.
A Fund may enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a 10-year U.S. treasury) that have different effective dates with respect to interest accrual time periods also for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) that are not part of a Fund’s duration or yield curve management strategies. In such a “paired swap transaction”, a Fund would generally enter into one or more interest rate swap agreements whereby a Fund agrees to make regular payments starting at the time the Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). A Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, a Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a floating interest rate) with respect to a contract whereby the payment obligations do not commence until a date following the commencement of the initial leg (the “forward leg”).
A Fund may engage in investment strategies, including those that employ the use of paired swaps transactions, the use of interest rate swaps to seek to capitalize on differences between short-term and long-term interest rates and other derivatives transactions, to, among other things, seek to generate current, distributable income, even if such strategies could potentially result in declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when a Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or a Fund’s debt investments, or arising from its use of derivatives. For instance, a portion of a Fund’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with a substantial possibility that a Fund will later realize a corresponding capital loss and potential decline in its NAV with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting

2	PIMCO CLOSED-END FUNDS

capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions) may be economically similar to a taxable return of capital when considered together with such capital losses.
Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments or Consolidated Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ then-current prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to investment parameters and regulatory requirements.
The geographical classification of foreign
(non-U.S.)
securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.
The Funds may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end
management investment companies, such as the Funds, frequently trade at a discount from their NAV and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.
U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	3

Important Information About the Funds	(Cont.)

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
The following table discloses the inception date and diversification status of each Fund:

Fund Name	Inception Date	Diversification Status
PIMCO Corporate & Income Opportunity Fund	12/27/02	Diversified
PIMCO Corporate & Income Strategy Fund	12/21/01	Diversified
PIMCO High Income Fund	04/30/03	Diversified
PIMCO Income Strategy Fund	08/29/03	Diversified
PIMCO Income Strategy Fund II	10/29/04	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with Pacific Investment Management Company LLC (“PIMCO”) and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus or Statement of Additional Information (“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand.

The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s then-current prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule
206(4)-6
under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when

4	PIMCO CLOSED-END FUNDS

voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844)
33-PIMCO,
on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and upon request by calling PIMCO at (844)
33-PIMCO.
In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 3 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.
SEC rules allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (844) 33-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary. Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.
In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments addressing fee and expense information in advertisements that might be materially misleading, which impact the Funds, were effective January 24, 2023.
In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of
Rule 35d-1
consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to
Rule 35d-1
and will not require notice or shareholder approval. The amendments became effective as of December 11, 2023, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	5

PIMCO Corporate & Income Opportunity Fund

Symbol on NYSE -
PTY

Cumulative Returns Through December 31, 2024

(in thousands)
$150.0
140.0
130.0
120.0
110.0
100.0
90.0
80.0
70.0
60.0
50.0
40.0
30.0
20.0
10.0
0
12/02
12/13
12/24
FUND'S NET ASSET VALUE
$139,545
FUND MARKET PRICE
$128,571
INDEX
$48,558

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Loan Participations and Assignments	27.5%

Corporate Bonds & Notes	26.6%

Short-Term Instruments ‡	16.6%

Non-Agency Mortgage-Backed Securities	7.6%

Asset-Backed Securities	5.9%

Common Stocks	5.7%

Sovereign Issues	5.5%

U.S. Government Agencies	2.0%

Municipal Bonds & Notes	1.0%

Other	1.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/27/02)
Market Price	5.74%	20.38%	5.02%	10.03%	12.31%
NAV	11.32%	17.66%	8.13%	10.39%	12.72%
ICE BofA US High Yield Index	5.44%	8.20%	4.04%	5.08%	7.44%	♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
♦
Average annual total return since 12/31/2002.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2024
(1)

Market Price	$14.37

NAV	$11.69

Premium/(Discount) to NAV	22.93%

Market Price Distribution Rate (2)	9.92%

NAV Distribution Rate (2)	12.20%

Total Effective Leverage (3)	14.12%
Investment Objective and Strategy Overview
PIMCO Corporate & Income Opportunity Fund’s investment objective is to seek maximum total return through a combination of current income and capital appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»	At-the-market shelf offerings contributed to performance, as the capital raised was accretive to net asset value.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	There were no other material detractors for this Fund.

6	PIMCO CLOSED-END FUNDS

PIMCO Corporate & Income Strategy Fund

Symbol on NYSE - PCN

Cumulative Returns Through December 31, 2024
$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Corporate Bonds & Notes	27.1%

Loan Participations and Assignments	26.1%

Short-Term Instruments ‡	15.8%

Non-Agency Mortgage-Backed Securities	7.2%

Asset-Backed Securities	7.2%

Common Stocks	6.5%

Sovereign Issues	5.4%

U.S. Government Agencies	1.5%

Municipal Bonds & Notes	1.0%

Other	2.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/21/01)
Market Price	6.92%	20.01%	2.91%	8.92%	10.45%
NAV	10.46%	15.40%	7.01%	8.73%	10.83%
ICE BofA US High Yield Index	5.44%	8.20%	4.04%	5.08%	7.02%	♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
♦
Average annual total return since 12/31/2001.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2024
(1)

Market Price	$13.42

NAV	$11.89

Premium/(Discount) to NAV	12.87%

Market Price Distribution Rate (2)	10.06%

NAV Distribution Rate (2)	11.35%

Total Effective Leverage (3)	4.65%
Investment Objective and Strategy Overview
PIMCO Corporate & Income Strategy Fund’s primary investment objective is to seek high current income, with secondary objectives of capital preservation and appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition, contributed to absolute performance, as select securities posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	7

PIMCO High Income Fund

Symbol on NYSE - PHK

Cumulative Returns Through December 31, 2024

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Corporate Bonds & Notes	27.8%

Short-Term Instruments ‡	18.2%

Loan Participations and Assignments	18.1%

Non-Agency Mortgage-Backed Securities	9.1%

Common Stocks	7.4%

Asset-Backed Securities	5.9%

Sovereign Issues	5.1%

Preferred Securities	3.2%

Municipal Bonds & Notes	1.9%

U.S. Government Agencies	1.9%

Other	1.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (04/30/03)
Market Price	7.13%	10.06%	2.74%	3.74%	7.86%
NAV	10.08%	15.15%	6.33%	9.33%	10.55%
ICE BofA US High Yield Index	5.44%	8.20%	4.04%	5.08%	6.94%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2024
(1)

Market Price	$4.86

NAV	$4.72

Premium/(Discount) to NAV	2.97%

Market Price Distribution Rate (2)	11.85%

NAV Distribution Rate (2)	12.20%

Total Effective Leverage (3)	13.10%
Investment Objective and Strategy Overview
PIMCO High Income Fund’s primary investment objective is to seek high current income, with capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition, contributed to absolute performance, as select securities posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	There were no other material detractors for this Fund.

8	PIMCO CLOSED-END FUNDS

PIMCO Income Strategy Fund

Symbol on NYSE - PFL

Cumulative Returns Through December 31, 2024

(in thousands)
$50.0
40.0
30.0
20.0
10.0
0
08/03
12/13
12/24
FUND'S NET ASSET VALUE $41,348
INDEX $41,232
FUND MARKET PRICE $39,626

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Corporate Bonds & Notes	31.2%

Loan Participations and Assignments	24.7%

Short-Term Instruments ‡	13.3%

Non-Agency Mortgage-Backed Securities	8.4%

Common Stocks	7.5%

Asset-Backed Securities	6.6%

Sovereign Issues	3.4%

U.S. Government Agencies	1.8%

Municipal Bonds & Notes	1.1%

Other	2.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (08/29/03)
Market Price	9.17%	12.02%	4.30%	7.40%	6.67%
NAV	10.17%	13.63%	5.66%	7.39%	6.87%
ICE BofA US High Yield Index	5.44%	8.20%	4.04%	5.08%	6.86%	♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
♦
Average annual total return since 08/31/2003.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2024
(1)

Market Price	$8.38

NAV	$8.13

Premium/(Discount) to NAV	3.08%

Market Price Distribution Rate (2)	11.66%

NAV Distribution Rate (2)	12.01%

Total Effective Leverage (3)	15.74%
Investment Objective and Strategy Overview
PIMCO Income Strategy Fund’s investment objective is to seek high current income, consistent with the preservation of capital.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition, contributed to absolute performance, as select securities posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	9

PIMCO Income Strategy Fund II

Symbol on NYSE - PFN

Cumulative Returns Through December 31, 2024

(in thousands)
$40.0
30.0
20.0
10.0
0
10/04
11/14
12/24
INDEX
$35,054
FUND'S NET ASSET VALUE
$33,641
FUND MARKET PRICE
$32,904

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of December 31, 2024
†
§

Corporate Bonds & Notes	28.5%

Loan Participations and Assignments	28.4%

Short-Term Instruments ‡	10.5%

Non-Agency Mortgage-Backed Securities	9.9%

Common Stocks	8.4%

Sovereign Issues	4.8%

Asset-Backed Securities	4.2%

U.S. Government Agencies	1.9%

Municipal Bonds & Notes	1.2%

Other	2.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2024

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/29/04)
Market Price	10.31%	16.25%	4.23%	8.22%	6.08%
NAV	10.53%	14.35%	5.30%	7.35%	6.19%
ICE BofA US High Yield Index	5.44%	8.20%	4.04%	5.08%	6.41%	♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
♦
Average annual total return since 10/31/2004.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2024
(1)

Market Price	$7.45

NAV	$7.20

Premium/(Discount) to NAV	3.47%

Market Price Distribution Rate (2)	11.57%

NAV Distribution Rate (2)	11.97%

Total Effective Leverage (3)	11.13%
Investment Objective and Strategy Overview
PIMCO Income Strategy Fund II’s investment objective is to seek high current income, consistent with the preservation of capital.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition, contributed to absolute performance, as select securities posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	There were no other material detractors for this Fund.

10	PIMCO CLOSED-END FUNDS

Index Descriptions

Index	Index Description

ICE BofA US High Yield Index
ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Bonds must be rated below investment grade based on a composite of Moody’s and S&P.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	11

Financial Highlights

			Investment Operations		Less Distributions to ARPS (c)			Less Distributions to Common Shareholders (d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)		Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Corporate & Income Opportunity Fund

07/01/2024 - 12/31/2024+	$11.17		$0.64	$0.38	$(0.00)	$0.00	$1.02	$(0.71)	$0.00	$0.00	$(0.71)

06/30/2024	10.83		1.11	0.33	(0.07)	0.00	1.37	(0.95)	0.00	(0.48)	(1.43)

06/30/2023	11.21		1.32	(0.25)	(0.12)	0.00	0.95	(1.58)	0.00	0.00	(1.58)

08/01/2021 - 06/30/2022 (h)	14.40		1.21	(3.22)	(0.01)	0.00	(2.02)	(1.32)	0.00	0.00	(1.32	) (i)

07/31/2021	12.44		1.32	1.78	0.00	0.00	3.10	(1.22)	0.00	(0.34)	(1.56)

07/31/2020	14.66		1.36	(2.41)	(0.05)	0.00	(1.10)	(1.59)	0.00	0.00	(1.59)

07/31/2019	14.80	(k)	1.36	0.09	(0.13)	0.00	1.32	(1.63)	0.00	0.00	(1.63)

PIMCO Corporate & Income Strategy Fund

07/01/2024 - 12/31/2024+	$11.40		$0.64	$0.38	$(0.00)	$0.00	$1.02	$(0.68)	$0.00	$0.00	$(0.68)

06/30/2024	11.14		1.01	0.37	(0.02)	0.00	1.36	(1.00)	0.00	(0.35)	(1.35)

06/30/2023	11.60		1.19	(0.27)	(0.03)	0.00	0.89	(1.50)	0.00	0.00	(1.50)

08/01/2021 - 06/30/2022 (h)	14.54		1.11	(2.93)	0.00	0.00	(1.82)	(1.24)	0.00	0.00	(1.24	) (i)

07/31/2021	12.76		1.24	1.77	0.00	0.00	3.01	(1.35)	0.00	0.00	(1.35)

07/31/2020	14.94		1.31	(2.07)	(0.01)	0.00	(0.77)	(1.41)	0.00	0.00	(1.41)

07/31/2019	14.90	(k)	1.22	0.20	(0.05)	0.00	1.37	(1.43)	0.00	0.00	(1.43)

PIMCO High Income Fund

07/01/2024 - 12/31/2024+	$4.56		$0.26	$0.18	$(0.00)	$0.00	$0.44	$(0.29)	$0.00	$0.00	$(0.29)

06/30/2024	4.51		0.40	0.22	(0.02)	0.00	0.60	(0.48)	0.00	(0.10)	(0.58)

06/30/2023	4.72		0.48	(0.10)	(0.03)	0.00	0.35	(0.58)	0.00	0.00	(0.58)

08/01/2021 - 06/30/2022 (h)	5.92		0.47	(1.14)	0.00	0.00	(0.67)	(0.53)	0.00	0.00	(0.53	) (i)

07/31/2021	5.01		0.56	0.93	0.00	0.00	1.49	(0.44)	0.00	(0.14)	(0.58)

07/31/2020	6.38		0.65	(1.30)	(0.01)	0.00	(0.66)	(0.68)	0.00	(0.03)	(0.71)

07/31/2019	6.54	(k)	0.61	0.11	(0.03)	0.00	0.69	(0.73)	0.00	(0.16)	(0.89)

PIMCO Income Strategy Fund

07/01/2024 - 12/31/2024+	$7.84		$0.42	$0.35	$(0.00)	$0.00	$0.77	$(0.49)	$0.00	$0.00	$(0.49)

06/30/2024	7.77		0.74	0.27	(0.04)	0.00	0.97	(0.64)	0.00	(0.34)	(0.98)

06/30/2023	8.39		0.86	(0.44)	(0.09)	0.00	0.33	(0.98)	0.00	0.00	(0.98)

08/01/2021 - 06/30/2022 (h)	10.66		0.75	(2.11)	(0.02)	0.00	(1.38)	(0.90)	0.00	0.00	(0.90	) (i)

07/31/2021	9.46		0.91	1.32	(0.02)	0.00	2.21	(0.84)	0.00	(0.24)	(1.08)

07/31/2020	11.00		1.01	(1.52)	(0.04)	0.00	(0.55)	(0.97)	0.00	(0.11)	(1.08)

07/31/2019	11.14	(k)	0.90	0.02	(0.07)	0.00	0.85	(0.99)	0.00	(0.09)	(1.08)

PIMCO Income Strategy Fund II

07/01/2024 - 12/31/2024+	$6.93		$0.42	$0.27	$(0.00)	$0.00	$0.69	$(0.43)	$0.00	$0.00	$(0.43)

06/30/2024	6.85		0.69	0.24	(0.05)	0.00	0.88	(0.57)	0.00	(0.29)	(0.86)

06/30/2023	7.38		0.76	(0.37)	(0.08)	0.00	0.31	(0.86)	0.00	0.00	(0.86)

08/01/2021 - 06/30/2022 (h)	9.42		0.67	(1.90)	(0.02)	0.00	(1.25)	(0.80)	0.00	0.00	(0.80	) (i)

07/31/2021	8.53		0.78	1.05	(0.02)	0.00	1.81	(0.75)	0.00	(0.21)	(0.96)

07/31/2020	9.91		0.86	(1.32)	(0.03)	0.00	(0.49)	(0.90)	0.00	(0.06)	(0.96)

07/31/2019	10.07	(k)	0.83	0.04	(0.05)	0.00	0.82	(1.03)	0.00	0.00	(1.03)

12	PIMCO CLOSED-END FUNDS	See Accompanying Notes

			Common Share			Ratios/Supplemental Data
							Ratios to Average Net Assets (f)(j)
Increase resulting from Common Share Offering	Offering Cost Charged to Paid in Capital	Increase Resulting from Tender of ARPS (c)	Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (g)		Expenses Excluding Waivers (g)		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$0.21	$0.00	$0.00	$11.69	$14.37	5.74%	2,068,967	1.52	%*	1.52	%*	0.67	%*	0.67	%*	10.90	%*	27%

0.35	0.00	0.05	11.17	14.31	13.77	1,817,343	2.33		2.33		0.74		0.74		10.07		31

0.25	0.00	0.00	10.83	14.00	27.06	1,532,891	2.23		2.23		0.78		0.78		11.80		35

0.15	0.00	0.00	11.21	12.51	(33.71)	1,361,439	1.13	*	1.13	*	0.77	*	0.77	*	9.86	*	58

0.42	0.00	0.00	14.40	20.56	46.75	1,643,538	1.06		1.06		0.76		0.76		9.60		58

0.47	(0.00)	0.00	12.44	15.34	(8.77)	1,248,837	1.30		1.30		0.82		0.82		10.20		34

0.15	0.00	0.02	14.66	18.60	14.48	1,291,233	1.35		1.35		0.80		0.80		9.44		22

$0.15	$0.00	$0.00	$11.89	$13.42	6.92%	747,539	1.46	%*	1.46	%*	0.84	%*	0.84	%*	10.70	%*	24%

0.22	0.00	0.03	11.40	13.21	12.39	657,867	2.31		2.31		0.87		0.87		8.96		28

0.15	0.00	0.00	11.14	13.11	17.15	551,441	2.40		2.40		0.89		0.89		10.38		29

0.12	0.00	0.00	11.60	12.65	(27.59)	509,542	1.22	*	1.22	*	0.88	*	0.88	*	8.89	*	47

0.12	(0.00)	0.00	14.54	18.93	34.41	605,830	1.15		1.15		0.87		0.87		8.95		48

N/A	N/A	0.00	12.76	15.29	(7.72)	509,488	1.57		1.57		0.87		0.87		9.57		31

N/A	N/A	0.10	14.94	18.08	9.20	591,931	1.60		1.60		0.94		0.94		8.39		18

$0.01	$0.00	$0.00	$4.72	$4.86	7.13%	792,054	1.69	%*	1.69	%*	0.80	%*	0.80	%*	11.01	%*	18%

0.01	0.00	0.02	4.56	4.82	9.17	720,939	2.91		2.91		0.85		0.85		8.95		29

0.02	0.00	0.00	4.51	5.00	9.20	667,041	2.70		2.70		0.92		0.92		10.14		27

0.00	0.00	0.00	4.72	5.17	(18.39)	640,448	1.18	*	1.18	*	0.86	*	0.86	*	9.30	*	37

N/A	N/A	0.00	5.92	6.95	47.82	792,773	1.14		1.14		0.86		0.86		9.96		60

N/A	N/A	0.00	5.01	5.18	(27.55)	664,144	1.73		1.73		0.86		0.86		11.42		40

N/A	N/A	0.04	6.38	8.03	3.57	835,988	1.86		1.86		0.91		0.91		9.74		20

$0.01	$0.00	$0.00	$8.13	$8.38	9.17%	352,496	2.07	%*	2.07	%*	1.06	%*	1.06	%*	10.32	%*	5%

0.02	0.00	0.06	7.84	8.15	12.60	319,385	3.34		3.34		1.18		1.18		9.45		19

0.03	0.00	0.00	7.77	8.19	2.64	296,531	2.81		2.81		1.26		1.26		10.58		35

0.01	0.00	0.00	8.39	8.99	(21.16)	297,796	1.64	*	1.64	*	1.37	*	1.37	*	8.31	*	47

0.07	0.00	0.00	10.66	12.47	38.31	365,580	1.62		1.62		1.36		1.36		8.81		42

0.09	(0.00)	0.00	9.46	9.95	(7.65)	295,167	1.69		1.69		1.21		1.21		10.03		21

0.06	0.00	0.03	11.00	11.99	8.10	305,453	1.69		1.69		1.18		1.18		8.39		17

$0.01	$0.00	$0.00	$7.20	$7.45	10.31%	655,460	1.87	%*	1.87	%*	1.01	%*	1.01	%*	11.72	%*	18%

0.01	0.00	0.05	6.93	7.17	12.55	608,295	3.09		3.09		1.13		1.13		9.94		26

0.02	0.00	0.00	6.85	7.21	2.62	577,280	2.57		2.57		1.22		1.22		10.60		33

0.01	0.00	0.00	7.38	7.92	(21.31)	581,955	1.54	*	1.54	*	1.29	*	1.29	*	8.32	*	45

0.04	0.00	0.00	9.42	11.01	37.03	723,617	1.54		1.54		1.29		1.29		8.58		38

0.07	(0.00)	0.00	8.53	8.88	(7.75)	605,851	1.62		1.62		1.15		1.15		9.49		21

0.04	0.00	0.01	9.91	10.70	11.03	632,927	1.66		1.66		1.12		1.12		8.57		17

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	13

Financial Highlights	(Cont.)

Ratios/Supplemental Data
	ARPS
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)

PIMCO Corporate & Income Opportunity Fund
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	$4,375,000	$10,400,210	25,000	N/A
6/30/2023	212,650,000	204,962	25,000	N/A
8/1/2021 - 6/30/2022(i)	212,650,000	184,988	25,000	N/A
7/31/2021	212,650,000	218,218	25,000	N/A
7/31/2020	212,650,000	171,815	25,000	N/A
7/31/2019	212,650,000	176,730	25,000	N/A

PIMCO Corporate & Income Strategy Fund
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	1,075,000	15,313,685	25,000	N/A
6/30/2023	23,525,000	610,350	25,000	N/A
8/1/2021 - 6/30/2022(i)	23,525,000	566,333	25,000	N/A
7/31/2021	23,525,000	668,805	25,000	N/A
7/31/2020	23,525,000	566,423	25,000	N/A
7/31/2019	23,525,000	653,838	25,000	N/A

PIMCO High Income Fund
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	1,675,000	10,779,665	25,000	N/A
6/30/2023	58,050,000	311,948	25,000	N/A
8/1/2021 - 6/30/2022(i)	58,050,000	300,723	25,000	N/A
7/31/2021	58,050,000	366,413	25,000	N/A
7/31/2020	58,050,000	311,018	25,000	N/A
7/31/2019	58,050,000	384,900	25,000	N/A

PIMCO Income Strategy Fund
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	925,000	8,653,090	25,000	N/A
6/30/2023	45,200,000	188,823	25,000	N/A
8/1/2021 - 6/30/2022(i)	45,200,000	189,645	25,000	N/A
7/31/2021	45,200,000	227,165	25,000	N/A
7/31/2020	45,200,000	188,225	25,000	N/A
7/31/2019	45,200,000	193,873	25,000	N/A

PIMCO Income Strategy Fund II
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	3,250,000	4,699,268	25,000	N/A
6/30/2023	87,425,000	189,850	25,000	N/A
8/1/2021 - 6/30/2022(i)	87,425,000	191,350	25,000	N/A
7/31/2021	87,425,000	231,880	25,000	N/A
7/31/2020	87,425,000	198,210	25,000	N/A
7/31/2019	87,425,000	205,928	25,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)	Auction Rate Preferred Shareholders (“ARPS”). See Note 14, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.
(d)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(h)	Fiscal year end changed from July 31st to June 30th.

14	PIMCO CLOSED-END FUNDS	See Accompanying Notes

(i)
Total distributions for the period ended June 30, 2022 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2022.

(j)
Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(k)	The NAV presented may differ from the NAV reported for the same period in other Fund materials.
1
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.

2
“Involuntary Liquidating Preference“ means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

3
Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of Auction-Rate Preferred Shares (“ARPS”) at the full liquidation preference (i.e., face value) of the ARPS. Prior to this redemption, there was no active trading market for the ARPS and the Fund was not able to reliably estimate what their value would have been in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 14, Auction-Rate Preferred Shares, in the notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	15

Statements of Assets and Liabilities	December 31, 2024	(Unaudited)

(Amounts in thousands † , except per share amounts)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Assets:

Investments, at value
Investments in securities*	$1,985,722	$690,730	$738,243	$352,279	$666,906
Investments in Affiliates	346,245	101,880	163,824	53,926	77,487
Financial Derivative Instruments
Exchange-traded or centrally cleared	879	378	1,138	292	552
Over the counter	6,197	2,085	2,098	886	2,187
Cash	3,229	1,202	2,204	965	995
Deposits with counterparty	39,763	11,416	13,521	9,347	11,260
Foreign currency, at value	4,126	1,428	1,328	626	1,363
Receivable for investments sold	81,502	30,756	24,718	11,373	31,211
Receivable for TBA investments sold	0	0	85	0	0
Receivable for Fund shares sold	1,856	172	0	0	0
Interest and/or dividends receivable	26,514	8,761	11,256	4,805	8,547
Dividends receivable from Affiliates	1,153	351	545	183	257
Other assets	969	1,021	141	781	687
Total Assets	2,498,155	850,180	959,101	435,463	801,452

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$222,495	$32,952	$114,979	$61,657	$78,285
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,131	463	1,064	309	627
Over the counter	7,155	210	245	57	214
Payable for investments purchased	139,013	47,904	27,474	11,002	44,560
Payable for investments in Affiliates purchased	1,242	378	588	196	276
Payable for investments purchased on a delayed-delivery basis	10,135	4,250	4,631	2,326	4,838
Payable for TBA investments purchased	0	0	170	0	0
Payable for unfunded loan commitments	17,805	6,305	6,247	1,737	5,892
Deposits from counterparty	7,766	2,501	2,945	1,731	4,046
Distributions payable to common shareholders	20,945	7,049	8,049	3,527	6,530
Accrued management fees	1,136	512	511	305	520
Foreign capital gains tax payable	23	8	11	5	10
Other liabilities	342	109	133	115	194
Total Liabilities	429,188	102,641	167,047	82,967	145,992

Commitments and Contingent Liabilities^

Net Assets Applicable to Common Shareholders	$2,068,967	$747,539	$792,054	$352,496	$655,460

Net Assets Applicable to Common Shareholders Consist of:

Par value^^	$2	$1	$2	$0	$1
Paid in capital in excess of par	2,521,836	888,152	1,130,739	445,511	851,195
Distributable earnings (accumulated loss)	(452,871)	(140,614)	(338,687)	(93,015)	(195,736)

Net Assets Applicable to Common Shareholders	$2,068,967	$747,539	$792,054	$352,496	$655,460

Net Asset Value per Common Share (a)	$11.69	$11.89	$4.72	$8.13	$7.20

Common Shares Outstanding	177,008	62,875	167,889	43,362	90,975

Cost of investments in securities	$2,216,635	$769,876	$867,049	$397,849	$760,389
Cost of investments in Affiliates	$346,016	$101,787	$163,722	$53,888	$77,434
Cost of foreign currency held	$4,330	$1,509	$1,369	$649	$1,432
Cost or premiums of financial derivative instruments, net	$(17,325)	$(14,751)	$62,579	$(2,432)	$(8,363)

* Includes repurchase agreements of:	$0	$2,100	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands † )	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Investment Income:

Interest, net of foreign taxes*	$110,910	$39,338	$43,214	$19,326	$40,011
Dividends	4,696	1,808	2,663	1,134	2,356
Dividends from Investments in Affiliates	6,104	2,207	2,655	995	1,534
Miscellaneous income	2,051	652	695	0	0
Total Income	123,761	44,005	49,227	21,455	43,901

Expenses:

Management fees	6,479	2,932	2,949	1,762	3,107
Trustee fees and related expenses	129	47	53	24	45
Interest expense	8,438	2,253	3,445	1,747	2,781
Auction agent fees and commissions	67	9	46	8	58
Auction rate preferred shares related expenses	0	28	28	28	28
Miscellaneous expense	41	16	17	12	25
Total Expenses	15,154	5,285	6,538	3,581	6,044

Net Investment Income (Loss)	108,607	38,720	42,689	17,874	37,857

Net Realized Gain (Loss):

Investments in securities	22,497	12,415	17,575	3,798	11,472
Investments in Affiliates	19	5	12	4	28
Exchange-traded or centrally cleared financial derivative instruments	(2,809)	(2,758)	6,954	(1,294)	(1,727)
Over the counter financial derivative instruments	16,660	4,977	4,700	2,175	5,272
Foreign currency	(379)	(211)	(323)	(66)	(258)

Net Realized Gain (Loss)	35,988	14,428	28,918	4,617	14,787

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	22,341	4,467	3,336	7,507	6,187
Investments in Affiliates	160	59	68	25	32
Exchange-traded or centrally cleared financial derivative instruments	2,093	2,487	(5,010)	1,690	2,699
Over the counter financial derivative instruments	(679)	511	721	329	721
Foreign currency assets and liabilities	844	159	173	62	228

Net Change in Unrealized Appreciation (Depreciation)	24,759	7,683	(712)	9,613	9,867

Net Increase (Decrease) in Net Assets Resulting from Operations	$169,354	$60,831	$70,895	$32,104	$62,511

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Realized Capital Gains	$(143)	$(16)	$(24)	$(14)	$(113)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$169,211	$60,815	$70,871	$32,090	$62,398

* Foreign tax withholdings - Interest	$93	$33	$44	$23	$41

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	17

Statements of Changes in Net Assets

	PIMCO Corporate & Income Opportunity Fund		PIMCO Corporate & Income Strategy Fund

(Amounts in thousands † )	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$108,607	$166,257	$38,720	$53,508
Net realized gain (loss)	35,988	(80,913)	14,428	(29,897)
Net change in unrealized appreciation (depreciation)	24,759	125,725	7,683	49,035

Net Increase (Decrease) in Net Assets Resulting from Operations	169,354	211,069	60,831	72,646
Distributions on auction rate preferred shares from net investment income and/or realized capital gains	(143)	(10,073)	(16)	(1,068)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	169,211	200,996	60,815	71,578

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(121,164)	(142,769)	(40,915)	(52,820)
Tax basis return of capital	0	(71,491)	0	(18,729)

Total Distributions to Common Shareholders (a)	(121,164)	(214,260)	(40,915)	(71,549)

Auction-Rate Preferred Share Transactions*:

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	0	6,708	0	1,396

Common Share Transactions**:

Net proceeds from at-the-market offering	188,918	264,295	65,360	97,349
Issued as reinvestment of distributions	14,659	26,713	4,412	7,652

Total increase (decrease) resulting from common share transactions	203,577	297,716	69,772	106,397

Total increase (decrease) in net assets applicable to common shareholders	251,624	284,452	89,672	106,426

Net Assets Applicable to Common Shareholders:

Beginning of period	1,817,343	1,532,891	657,867	551,441
End of period	$2,068,967	$1,817,343	$747,539	$657,867

**Common Share Transactions:

Shares sold	13,227	19,176	4,810	7,594
Shares issued as reinvestment of distributions	1,067	2,016	337	620

Net increase (decrease) in common shares outstanding	14,294	21,192	5,147	8,214

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Common shares offering, in the Notes to Financial Statements.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO High Income Fund		PIMCO Income Strategy Fund		PIMCO Income Strategy Fund II

Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$42,689	$61,636	$17,874	$28,902	$37,857	$58,573
28,918	(29,333)	4,617	(30,455)	14,787	(46,632)
(712)	60,333	9,613	40,699	9,867	67,612

70,895	92,636	32,104	39,146	62,511	79,553
(24)	(3,183)	(14)	(1,646)	(113)	(4,421)

70,871	89,453	32,090	37,500	62,398	75,132

(47,059)	(73,253)	(20,625)	(24,997)	(38,505)	(48,580)
0	(14,503)	0	(13,156)	0	(25,020)

(47,059)	(87,756)	(20,625)	(38,153)	(38,505)	(73,600)

0	3,387	0	2,385	0	4,216

42,504	40,397	20,049	17,556	19,661	19,023
4,799	8,417	1,597	3,566	3,611	6,244

47,303	52,201	21,646	23,507	23,272	29,483

71,115	53,898	33,111	22,854	47,165	31,015

720,939	667,041	319,385	296,531	608,295	577,280
$792,054	$720,939	$352,496	$319,385	$655,460	$608,295

8,675	8,400	2,401	2,141	2,640	2,600
1,020	1,822	198	453	508	898

9,695	10,222	2,599	2,594	3,148	3,498

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	19

Statements of Cash Flows

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands † )	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$169,354	$60,831	$70,895	$32,104	$62,511

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(577,791)	(190,480)	(144,691)	(37,750)	(149,423)
Proceeds from sales of long-term securities	716,909	249,382	191,386	42,833	160,533
(Purchases) Proceeds from sales of short-term portfolio investments, net	(227,470)	(50,587)	(61,651)	(22,520)	(2,190)
(Increase) decrease in deposits with counterparty	3,949	1,333	42	370	1,381
(Increase) decrease in receivable for investments sold	(59,136)	(17,535)	(14,391)	(5,273)	(21,111)
(Increase) decrease in interest and/or dividends receivable	(65)	(239)	(1,279)	(310)	(452)
(Increase) decrease in dividends receivable from Affiliates	(571)	(69)	(200)	(84)	(14)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(115)	59	2,624	564	1,463
Proceeds from (Payments on) over the counter financial derivative instruments	15,998	4,977	4,699	2,175	5,273
(Increase) decrease in other assets	(3)	(50)	(1)	(58)	(163)
Increase (decrease) in payable for investments purchased	48,525	18,146	5,963	8,413	30,191
Increase (decrease) in payable for unfunded loan commitments	(12,937)	(3,984)	(5,123)	(1,718)	(3,784)
Increase (decrease) in deposits from counterparty	2,597	496	1,082	1,059	715
Increase (decrease) in accrued management fees	232	105	91	55	61
Proceeds from (Payments on) foreign currency transactions	424	(42)	(106)	(22)	(41)
Increase (decrease) in foreign capital gains tax payable	(1)	(1)	(1)	(1)	(1)
Increase (decrease) in other liabilities	35	8	14	7	26
Net Realized (Gain) Loss
Investments in securities	(22,497)	(12,415)	(17,575)	(3,798)	(11,472)
Investments in Affiliates	(19)	(5)	(12)	(4)	(28)
Exchange-traded or centrally cleared financial derivative instruments	2,809	2,758	(6,954)	1,294	1,727
Over the counter financial derivative instruments	(16,660)	(4,977)	(4,700)	(2,175)	(5,272)
Foreign currency	379	211	323	66	258
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(22,341)	(4,467)	(3,336)	(7,507)	(6,187)
Investments in Affiliates	(160)	(59)	(68)	(25)	(32)
Exchange-traded or centrally cleared financial derivative instruments	(2,093)	(2,487)	5,010	(1,690)	(2,699)
Over the counter financial derivative instruments	679	(511)	(721)	(329)	(721)
Foreign currency assets and liabilities	(844)	(159)	(173)	(62)	(228)
Net amortization (accretion) on investments	(20,357)	(6,948)	(8,170)	(2,959)	(7,309)

Net Cash Provided by (Used for) Operating Activities	(1,170)	43,291	12,977	2,655	53,012

Cash Flows Received from (Used for) Financing Activities:

Payments resulting from tender of Auction Rate Preferred Shares	(4,375)	(1,075)	(1,675)	(925)	(3,250)
Net proceeds from at-the-market offering	188,586	65,652	42,817	20,049	19,661
Increase (decrease) in overdraft due to custodian	(1,920)	(45)	(24)	0	(309)
Cash distributions paid*	(104,805)	(35,916)	(41,787)	(18,774)	(34,629)
Cash distributions paid to auction rate preferred shareholders	(147)	(17)	(25)	(14)	(117)
Proceeds from reverse repurchase agreements	1,264,546	346,785	671,374	223,195	460,327
Payments on reverse repurchase agreements	(1,333,360)	(416,564)	(680,265)	(224,736)	(492,499)

Net Cash Received from (Used for) Financing Activities	8,525	(41,180)	(9,585)	(1,205)	(50,816)

Net Increase (Decrease) in Cash and Foreign Currency	7,355	2,111	3,392	1,450	2,196

Cash and Foreign Currency:

Beginning of period	0	519	140	141	162
End of period	$7,355	$2,630	$3,532	$1,591	$2,358

* Reinvestment of distributions	$14,659	$4,412	$4,799	$1,597	$3,611

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$8,578	$2,688	$3,626	$1,810	$3,221

Non-Cash Payment In-Kind	$7,397	$2,686	$3,012	$738	$2,630

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 31.0%

Advanz Pharma Corp.
7.559% (EUR003M + 4.500%) due 10/17/2031 ~	EUR	3,700	$3,839

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$10,300	10,260

Altar Bidco, Inc.
9.747% (TSFR6M + 5.600%) due 02/01/2030 ~		3,450	3,351

Altice France SA
8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	199	169
10.147% due 08/15/2028 ~		$16,460	13,262

AP Core Holdings LLC
9.971% due 09/01/2027 ~		33,817	32,941

Barnes Group, Inc.
TBD% due 12/10/2031 ~		6,000	6,012

BDO U.S.A PC
9.524% due 08/31/2028 «~		6,824	6,863

Central Parent LLC
TBD% due 07/06/2029 ~		9,850	9,735

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		2,209	2,206
8.428% due 11/01/2031 ~		16,500	16,706

Comexposium
4.969% (EUR012M + 4.000%) due 03/28/2026 «~	EUR	24,800	29,928

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$27,000	27,073

Databricks, Inc.
TBD% due 12/20/2030 «		4,913	4,888
TBD% due 12/20/2030 «µ		1,087	1,082

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		3,552	548

Encina Private Credit LLC
TBD% due 11/30/2025 «µ		5,569	5,471

Endure Digital, Inc.
8.138% due 02/10/2028 «~		10,373	8,506

Envision Healthcare Corp.
12.507% due 11/03/2028 ~		24,212	24,575

EP Purchaser LLC
11.000% (EUR003M + 4.500%) due 11/06/2028 ~		1,700	1,696

Finastra U.S.A., Inc.
TBD% due 09/13/2029 «~µ		282	282
TBD% due 09/13/2029 «~		2,698	2,740

First Brands Group LLC
9.847% due 03/30/2027 ~		2,988	2,807

Forward Air Corp.
9.085% due 12/19/2030 ~		6,874	6,911

Galaxy U.S. Opco, Inc.
9.335% due 04/29/2029 ~		5,572	4,980

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		14,105	14,345

Gray Television, Inc.
9.803% due 06/04/2029 ~		7,363	6,987

Hudson’s Bay Co.
TBD% due 04/03/2026		3,994	3,993

iHeartCommunications, Inc.
7.721% due 05/01/2026 ~		2,010	1,795

Ivanti Software, Inc.
9.121% due 12/01/2027 ~		25,411	20,837

J&J Ventures Gaming LLC
9.471% due 04/26/2028 «~		3,210	3,238

Lealand Finance Co. BV
7.471% due 06/30/2027 ~		189	97
8.472% due 12/31/2027 ~		2,349	945

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~		8,894	8,936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Magenta Security Holdings LLC
10.835% due 07/27/2028 ~		$283	$289
11.595% due 07/27/2028 ~		297	275

Magenta Security Holdings LLC (5.500% PIK)
5.500% due 07/27/2028 ~(b)		1,322	465

Magenta Security Holdings LLC (6.250% PIK)
6.250% due 07/27/2028 ~(b)		381	229

MH SUB I LLC
TBD% due 12/11/2031 ~		6,000	5,957

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		21,642	18,681

Obol France 3 SAS
8.058% (TSFR3M + 4.750%) due 12/31/2028 ~	EUR	12,437	12,443

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	16,450	20,426

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	6,500	4,397

Project Alpha Intermediate Holding, Inc.
TBD% due 11/22/2032 ~		$2,700	2,744
7.579% due 10/28/2030 ~		1,895	1,910

Promotora de Informaciones SA
8.439% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	43,000	44,096

Promotora de Informaciones SA (5.000% PIK)
5.000% (EUR003M + 2.970%) due 06/30/2027 ~(b)		1,661	1,637

Sandisk Corp.
TBD% due 12/13/2031 ~		$6,000	5,908

SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~	EUR	5,400	5,521
10.085% due 03/29/2030 ~		$8,352	7,987

Sophia LP
9.107% due 11/15/2032 ~		100	102

Specialty Building Products Holdings LLC
8.207% due 10/15/2028 ~		2,095	2,088

Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026 ~	EUR	66,717	21,956

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~		18,000	18,692

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$41,127	41,303

Team Health Holdings, Inc.
9.835% due 03/02/2027 ~		6,940	6,730

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	20,900	21,439
TBD% due 12/04/2031 ~		$3,900	3,861

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		58,187	54,650

Unicorn Bay
13.000% due 12/31/2026 «	HKD	134,619	17,348

Vantive Health LLC
TBD% due 07/23/2029 «µ		$764	753
TBD% due 07/23/2031 «		4,236	4,169

Veritas U.S., Inc.
TBD% due 12/18/2027		567	570
TBD% due 12/09/2029		1,711	1,706

Veritiv Corp.
8.829% due 11/30/2030 ~		1,297	1,302

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		15,294	16,373

Westmoreland Coal Co.
8.000% due 03/15/2029		1,375	860

Zuora, Inc.
TBD% due 12/13/2031 ~		6,000	5,985

Total Loan Participations and Assignments (Cost $670,574)			640,856

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 30.0%

BANKING & FINANCE 8.1%

Adler Financing SARL
12.500% due 12/31/2028	EUR	14,845	$15,903

ADLER Real Estate GmbH
3.000% due 04/27/2026		400	397

Alamo Re Ltd.
12.034% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$600	627
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		300	318

Ally Financial, Inc.
5.543% due 01/17/2031 •		500	493

Antares Holdings LP
6.350% due 10/23/2029 (j)		1,150	1,142

Armor Holdco, Inc.
8.500% due 11/15/2029		14,000	14,206

Armor RE Ltd.
12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		350	350
14.534% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		250	262

Banca Monte dei Paschi di Siena SpA
8.000% due 01/22/2030 •	EUR	1,609	1,672

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •(j)		$1,800	1,800

Bayou Re Ltd.
12.784% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		300	322

BGC Group, Inc.
6.600% due 06/10/2029 (j)		1,300	1,332

BOI Finance BV
7.500% due 02/16/2027	EUR	7,100	7,176

Bonanza RE Ltd.
4.284% (T-BILL 3MO) due 01/08/2026 ~		$250	200

BPCE SA
5.936% due 05/30/2035 •		800	793
7.003% due 10/19/2034 •		6,000	6,397

Cape Lookout Re Ltd.
12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		2,200	2,290

CI Financial Corp.
7.500% due 05/30/2029 (j)		4,900	5,132

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(c)		300	32
3.125% due 10/22/2025 ^(c)		200	20
4.800% due 08/06/2030 ^(c)		200	21
6.150% due 09/17/2025 ^(c)		200	21

Credit Suisse AG AT1 Claim		6,636	828

Deutsche Bank AG
5.403% due 09/11/2035 •		500	474

East Lane Re Ltd.
13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		300	301

EPR Properties
3.750% due 08/15/2029 (j)		100	93
4.500% due 06/01/2027 (j)		400	393

Essential Properties LP
2.950% due 07/15/2031		500	426

Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		1,500	1,564
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		1,500	1,561
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		1,500	1,555

F&G Annuities & Life, Inc.
6.250% due 10/04/2034		400	388
6.500% due 06/04/2029 (j)		600	613

GSPA Monetization Trust
6.422% due 10/09/2029		3,831	3,802

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	21

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hampton Roads PPV LLC
6.171% due 06/15/2053 (j)		$1,800	$1,708

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,400	2,339

Hestia Re Ltd.
14.364% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		1,878	1,703

Hudson Pacific Properties LP
3.250% due 01/15/2030 (j)		300	204
3.950% due 11/01/2027 (j)		200	174
4.650% due 04/01/2029 (j)		400	302
5.950% due 02/15/2028 (j)		1,100	940

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		1,100	1,189
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		1,100	1,012

Intesa Sanpaolo SpA
7.200% due 11/28/2033 (j)		1,400	1,516
8.248% due 11/21/2033 •(j)		14,304	16,053

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	821	846

Long Walk Reinsurance Ltd.
14.034% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$1,900	1,933

Longleaf Pine Re Ltd.
21.784% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		350	391

Marex Group PLC
6.404% due 11/04/2029		700	707

Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		850	884
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,200	2,292

Purple Re Ltd.
13.284% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		400	416

Sammons Financial Group, Inc.
6.875% due 04/15/2034 (j)		1,100	1,152

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		3,241	3,182

Societe Generale SA
6.691% due 01/10/2034 •(j)		7,100	7,293

Synchrony Financial
5.935% due 08/02/2030 •(j)		4,200	4,242

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	21,922	7,731

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$500	525
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		400	414
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		400	417

Uniti Group LP
6.000% due 01/15/2030 (j)		20,566	18,085
10.500% due 02/15/2028 (j)		10,171	10,856

Ursa Re Ltd.
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		2,300	2,439

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		9,172	0

Winston RE Ltd.
14.564% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		280	295
16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		1,700	1,756

Yosemite Re Ltd.
14.879% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		1,790	1,840

			167,740

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 18.4%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$69	$64
5.250% due 10/01/2030		836	834

Altice France Holding SA
8.000% due 05/15/2027	EUR	10,000	2,807
10.500% due 05/15/2027		$19,600	5,807

Altice France SA
3.375% due 01/15/2028	EUR	700	551
4.000% due 07/15/2029		1,800	1,417
5.125% due 01/15/2029		$2,600	1,973
5.125% due 07/15/2029		2,400	1,800
5.500% due 01/15/2028		8,000	5,929
5.500% due 10/15/2029		4,000	3,016
5.875% due 02/01/2027	EUR	700	584
8.125% due 02/01/2027		$1,100	893

Bayer U.S. Finance LLC
6.375% due 11/21/2030 (j)		200	206
6.500% due 11/21/2033 (j)		400	407

Boeing Co.
6.259% due 05/01/2027 (j)		800	819

British Airways Pass-Through Trust
4.250% due 05/15/2034		46	44

Burberry Group PLC
5.750% due 06/20/2030	GBP	4,529	5,506

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		$7,465	8,560

CDW LLC
5.550% due 08/22/2034 (j)		700	691

Choice Hotels International, Inc.
5.850% due 08/01/2034 (j)		500	501

CVS Pass-Through Trust
7.507% due 01/10/2032 (j)		1,136	1,197

Deluxe Corp.
8.125% due 09/15/2029		600	609

DISH DBS Corp.
5.250% due 12/01/2026		22,392	20,395
5.750% due 12/01/2028		31,300	26,820

Ecopetrol SA
7.750% due 02/01/2032		11,500	11,169
8.375% due 01/19/2036		620	598

Ellucian Holdings, Inc.
6.500% due 12/01/2029		3,100	3,109

Essent Group Ltd.
6.250% due 07/01/2029		900	919

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)		141	24

Ford Motor Co.
7.700% due 05/15/2097 (j)		17,631	18,278

GN Bondco LLC
9.500% due 10/15/2031 (j)		7,600	8,012

Greene King Finance PLC
6.646% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	384

HCA, Inc.
7.500% due 11/15/2095 (j)		$4,516	4,763

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)		1,600	1,599

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (j)		32,757	30,296

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	1,571	1,660

JetBlue Airways Corp.
9.875% due 09/20/2031		$19,280	20,505

LABL, Inc.
8.625% due 10/01/2031 (j)		600	556

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	1,800	1,827

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		$4,750	2,898
11.750% due 10/15/2028 «		300	264

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (j)		21,100	19,848

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Noble Finance LLC
8.000% due 04/15/2030		$2,600	$2,629

NPC Ukrenergo
6.875% due 11/09/2028		1,000	685

Petroleos Mexicanos
6.700% due 02/16/2032 (j)		9,094	7,918
6.840% due 01/23/2030 (j)		2,300	2,103

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		4,400	4,285

Rivian Holdings LLC
10.502% due 10/15/2026 •		11,640	11,724

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	1,500	1,314

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		$65	58
4.100% due 10/01/2029		721	671

Thames Water Utilities Finance PLC
6.500% due 02/09/2032	GBP	100	101
9.750% due 04/30/2028 «		29	34

Topaz Solar Farms LLC
4.875% due 09/30/2039 (j)		$3,409	3,188
5.750% due 09/30/2039 (j)		17,748	17,309

U.S. Renal Care, Inc.
10.625% due 06/28/2028		3,751	3,216

United Airlines Pass-Through Trust
2.700% due 11/01/2033 (j)		156	139
4.150% due 02/25/2033		68	65

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	250,000	14,355

Venture Global LNG, Inc.
9.500% due 02/01/2029		$7,279	8,050
9.875% due 02/01/2032 (j)		5,260	5,775

Viridien
7.750% due 04/01/2027	EUR	14,219	14,731
8.750% due 04/01/2027 (j)		$7,048	6,937

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		62,397	51,530

Yinson Boronia Production BV
8.947% due 07/31/2042		3,500	3,656

YPF Energia Electrica SA
7.875% due 10/16/2032		2,000	1,980

			380,592

UTILITIES 3.5%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		3,200	3,114

FORESEA Holding SA
7.500% due 06/15/2030 (j)		562	542
7.500% due 06/15/2030		784	755

NGD Holdings BV
6.750% due 12/31/2026		964	762

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (b)		31,632	28,497

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (b)		62,700	6,975

Pacific Gas & Electric Co.
4.000% due 12/01/2046 (j)		1,006	761
4.300% due 03/15/2045		257	206
4.450% due 04/15/2042 (j)		2,491	2,069
4.750% due 02/15/2044 (j)		8,891	7,614

Peru LNG SRL
5.375% due 03/22/2030		16,955	15,637

Qwest Corp.
7.375% due 05/01/2030		6,900	5,746

			72,678

Total Corporate Bonds & Notes (Cost $713,486)			621,010

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

DISH Network Corp.
3.375% due 08/15/2026	$5,900	$4,941

Total Convertible Bonds & Notes (Cost $5,900)		4,941

MUNICIPAL BONDS & NOTES 1.1%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	2,100	2,142

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	630	571
4.214% due 06/01/2050	2,400	1,780

		2,351

MICHIGAN 0.2%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	6,460	4,998

PUERTO RICO 0.3%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	10,536	6,546

WEST VIRGINIA 0.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	78,700	7,332

Total Municipal Bonds & Notes (Cost $24,701)		23,369

U.S. GOVERNMENT AGENCIES 2.3%

Fannie Mae
3.000% due 01/25/2042 (a)	76	2
3.500% due 02/25/2033 (a)	668	48
4.500% due 07/25/2050 (a)	3,796	884
5.000% due 02/25/2036 ~(a)	162	21

Freddie Mac
0.000% due 02/15/2036 - 03/15/2044 •	9,798	7,695
2.388% due 02/15/2034 •(a)	698	63
3.000% due 12/25/2050 (a)	6,489	1,094
3.500% due 10/15/2035 (a)	725	67
5.992% due 11/25/2055 «~	13,202	8,492
10.069% due 01/25/2034 •	5,000	5,808
12.069% due 10/25/2041 •	1,800	1,939
12.233% due 12/25/2027 •	3,416	3,510
12.369% due 11/25/2041 •	15,968	17,320

Ginnie Mae
2.265% due 01/20/2042 •(a)	690	69
3.500% due 09/16/2041 - 06/20/2042 (a)	282	32

Total U.S. Government Agencies (Cost $47,021)		47,044

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%

Adjustable Rate Mortgage Trust
4.793% due 05/25/2036 •	1,394	571
5.603% due 01/25/2035 •	1,873	1,710

Atrium Hotel Portfolio Trust
6.195% due 12/15/2036 •(j)	12,835	12,499

Banc of America Funding Trust
4.693% due 06/26/2036 •	3,888	3,164
5.500% due 01/25/2036	16	16
6.000% due 07/25/2037	293	240

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
3.958% due 03/27/2036 ~	$2,085	$1,438
4.475% due 03/26/2037 þ	1,152	1,703
5.026% due 02/26/2036 ~	1,167	1,065
7.000% due 12/26/2036 ~	1,733	1,094

Bear Stearns ALT-A Trust
4.563% due 08/25/2036 ~	2,077	977
4.787% due 11/25/2036 ~	444	229
4.828% due 08/25/2046 ~	2,310	1,587
5.420% due 09/25/2035 ~	378	185
5.805% due 11/25/2034 ~	157	150

Bear Stearns Asset-Backed Securities Trust
4.853% due 04/25/2037 •	6,580	5,533

Benchmark Mortgage Trust
2.760% due 02/15/2054 ~	8,388	4,675

Beneria Cowen & Pritzer Collateral Funding Corp.
5.709% due 06/15/2038 •(j)	450	394

BFLD Trust
7.462% due 10/15/2035 •	930	20
8.212% due 10/15/2035 •	4,700	64
8.712% due 10/15/2035 •	4,400	23

Braemar Hotels & Resorts Trust
6.970% due 06/15/2035 •	4,225	4,177

CALI Mortgage Trust
3.957% due 03/10/2039 (j)	8,200	7,374

CD Mortgage Trust
5.688% due 10/15/2048	491	452

Chase Mortgage Finance Trust
5.023% due 12/25/2035 ~	6	6
6.000% due 02/25/2037	1,190	453
6.000% due 03/25/2037	277	148
6.000% due 07/25/2037	1,016	449

Citigroup Commercial Mortgage Trust
5.410% due 12/10/2049 ~	28	11

Citigroup Mortgage Loan Trust
4.706% due 03/25/2037 ~	217	181
4.849% due 04/25/2037 ~	1,159	1,016
5.529% due 11/25/2035 ~	9,803	4,977
6.000% due 11/25/2036 ~	8,615	4,999

CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037	1,030	904

Colony Mortgage Capital Ltd.
6.523% due 11/15/2038 •	1,125	1,076
6.872% due 11/15/2038 •	4,100	3,823
7.568% due 11/15/2038 •	3,150	2,761

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ~	1,307	674

Countrywide Alternative Loan Trust
0.797% due 04/25/2037 •(a)	13,321	699
4.454% due 06/25/2037 ~	593	552
4.905% due 03/20/2046 •	2,260	1,912
4.993% due 08/25/2035 •	1,245	633
5.305% due 02/25/2036 •	755	530
5.500% due 03/25/2035	376	155
5.500% due 09/25/2035	2,746	1,795
5.750% due 01/25/2035	184	178
5.750% due 02/25/2035	310	205
6.000% due 02/25/2035	407	333
6.000% due 04/25/2036	1,169	549
6.000% due 05/25/2036	2,700	1,320
6.000% due 02/25/2037	1,975	976
6.000% due 04/25/2037	4,007	1,799
6.000% due 08/25/2037 •	6,366	3,124
6.250% due 10/25/2036	1,371	795
6.250% due 12/25/2036 •	2,346	968
6.500% due 08/25/2036	658	202
6.500% due 09/25/2036	311	156

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037	407	165
6.000% due 04/25/2036	219	119

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036	904	468
5.912% due 07/15/2038 •	1,000	893
9.044% due 07/15/2032 •	2,227	2,182

DBGS Mortgage Trust
3.843% due 04/10/2037	1,000	880

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.907% due 10/15/2036 •(j)		$1,000	$986

Eurosail PLC
6.196% due 06/13/2045 •	GBP	4,487	4,573
8.846% due 06/13/2045 •		1,394	1,446

First Horizon Alternative Mortgage Securities Trust
6.250% due 11/25/2036		$940	253

GS Mortgage Securities Corp. Trust
5.644% due 07/15/2035 •(j)		1,298	979

GSR Mortgage Loan Trust
4.180% due 03/25/2037 ~		1,156	605
4.769% due 11/25/2035 ~		343	285

Hilton USA Trust
2.828% due 11/05/2035 (j)		2,100	1,641

HomeBanc Mortgage Trust
5.653% due 03/25/2035 •		56	37

IndyMac IMSC Mortgage Loan Trust
6.500% due 07/25/2037		6,499	2,326

JP Morgan Alternative Loan Trust
4.152% due 03/25/2037 ~		3,757	3,065

JP Morgan Chase Commercial Mortgage Securities Trust
4.994% due 04/15/2037 •(j)		976	956
5.504% due 04/15/2037 •		5,858	5,676
6.052% due 06/15/2038 •		1,100	1,046
7.235% due 10/05/2040 (j)		1,600	1,675
7.695% due 02/15/2035 •		4,772	4,623

JP Morgan Mortgage Trust
4.513% due 06/25/2036 ~		264	177
5.624% due 02/25/2036 ~		744	504
5.635% due 01/25/2037 ~		335	282
6.258% due 10/25/2035 ~		8	7

Lehman Mortgage Trust
6.000% due 07/25/2037		28	25

Lehman XS Trust
4.893% due 06/25/2047 •		1,218	1,248

MASTR Alternative Loan Trust
6.750% due 07/25/2036		2,815	974

Merrill Lynch Mortgage Investors Trust
4.273% due 03/25/2036 ~		1,630	790

Morgan Stanley Bank of America Merrill Lynch Trust
3.708% due 05/15/2046 ~		1,592	1,495

Morgan Stanley Capital Trust
6.312% due 12/15/2036 •(j)		8,125	834

Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~(j)		7,797	7,056
3.790% due 11/15/2032 ~		849	802

New Orleans Hotel Trust
6.034% due 04/15/2032 •		2,200	2,106

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •(j)		1,000	982
7.057% due 11/15/2038 •		2,500	2,377

RBSSP Resecuritization Trust
4.673% due 10/27/2036 •		3,609	1,094
5.092% due 08/27/2037 •		8,000	3,690

Residential Accredit Loans, Inc. Trust
4.833% due 08/25/2036 •		257	253
4.913% due 05/25/2037 •		147	120
6.000% due 08/25/2036		250	205
6.000% due 05/25/2037		894	708

Residential Asset Securitization Trust
5.750% due 02/25/2036		293	107
6.000% due 02/25/2037		1,474	585
6.250% due 09/25/2037		4,636	1,852

Residential Funding Mortgage Securities, Inc. Trust
4.899% due 02/25/2037 ~		1,267	830

SG Commercial Mortgage Securities Trust
2.937% due 03/15/2037		3,400	3,160

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 01/25/2036 ~		3,646	2,023
5.166% due 07/25/2035 ~		706	599
5.660% due 11/25/2036 ~		1,820	1,377

Structured Asset Mortgage Investments Trust
4.573% due 08/25/2036 •		63	55

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Adjustable Rate Mortgage Loan Trust
5.748% due 02/25/2037 ~	$138	$119
5.842% due 04/25/2037 ~	138	72
6.369% due 02/25/2037 ~	1,102	987

VASA Trust
5.412% due 07/15/2039 •(j)	1,000	953

Wachovia Mortgage Loan Trust LLC
1.820% due 08/25/2036 •	2,160	731

WaMu Mortgage Pass-Through Certificates Trust
4.002% due 10/25/2036 ~	538	464
4.060% due 02/25/2037 ~	443	373
4.110% due 07/25/2037 ~	353	309
5.020% due 07/25/2037 ~	754	663

Washington Mutual Mortgage Pass-Through Certificates Trust
5.665% due 05/25/2047 •	53	62
6.000% due 10/25/2035	813	618
6.000% due 03/25/2036	848	799
6.000% due 02/25/2037	2,226	1,810

WSTN Trust
7.690% due 07/05/2037 ~(j)	3,700	3,771
8.455% due 07/05/2037 ~	3,700	3,788
9.835% due 07/05/2037 ~	3,000	3,029

Total Non-Agency Mortgage-Backed Securities (Cost $205,070)		177,443

ASSET-BACKED SECURITIES 6.6%

CMBS OTHER 0.0%

LNR CDO Ltd.
4.739% due 02/28/2043 •	3,114	22

N-Star REL CDO Ltd.
5.087% due 02/01/2041 •	220	0

		22

HOME EQUITY OTHER 2.6%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.803% due 03/25/2033 •	29	27

Countrywide Asset-Backed Certificates Trust
4.798% due 05/25/2037 •	7,561	5,803
5.236% due 07/25/2035 ~	7,025	5,337

Fremont Home Loan Trust
4.603% due 01/25/2037 •	5,057	2,272
4.933% due 02/25/2036 •	12,564	8,384

GSAMP Trust
4.593% due 12/25/2036 •	1,222	647

Home Equity Mortgage Loan Asset-Backed Trust
4.613% due 07/25/2037 •	2,314	1,252

JP Morgan Mortgage Acquisition Trust
6.330% due 07/25/2036 þ	94	25

Long Beach Mortgage Loan Trust
5.053% due 01/25/2036 •	3,629	3,256

Merrill Lynch Mortgage Investors Trust
3.938% due 03/25/2037 þ	5,857	1,174
4.773% due 04/25/2037 •	1,440	715

Morgan Stanley ABS Capital, Inc. Trust
4.603% due 10/25/2036 •	5,350	2,729

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ~	2,092	1,160

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	11,496	2,862
7.238% due 09/25/2037 þ	7,656	3,059

Securitized Asset-Backed Receivables LLC Trust
4.873% due 03/25/2036 •	12,081	11,270

Structured Asset Investment Loan Trust
5.428% due 06/25/2035 •	3,740	3,264

		53,236

WHOLE LOAN COLLATERAL 0.1%

First Franklin Mortgage Loan Trust
4.773% due 10/25/2036 •	2,617	1,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 3.9%

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	$536

Apidos CLO
0.000% due 01/20/2031 ~		$8,800	2,975

Belle Haven ABS CDO Ltd.
8.250% due 07/05/2046 •		324,260	805

Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		6,000	505

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,064
0.010% due 10/22/2031 ~		3,000	180

Cork Street CLO DAC
0.000% due 11/27/2028 ~	EUR	700	129

Crown City CLO
0.000% due 04/20/2035 ~		$1,600	880

Dryden CLO Ltd.
0.000% due 07/17/2031 ~		14,311	3,630

Glacier Funding CDO Ltd.
8.270% due 08/04/2035 •		7,164	678

GreenSky Home Improvement Trust
5.870% due 06/25/2059		900	911
6.360% due 06/25/2059		500	509

MAN GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~		1,100	658

Marble Point CLO Ltd.
0.000% due 01/22/2052 ~		5,200	2,877

Marlette Funding Trust
0.000% due 09/17/2029 «(f)		15	30

Orient Point CDO Ltd.
5.124% due 10/03/2045 •		114,425	33,265

Pagaya AI Debt Selection Trust
3.270% due 05/15/2029		2,804	2,668
8.491% due 06/16/2031		6,198	6,326

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(f)		8	3,585

SLM Student Loan Trust
0.000% due 01/25/2042 «(f)		7	1,652

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(f)		3	745
0.000% due 10/15/2048 «(f)		3	836

SoFi Professional Loan Program LLC
0.000% due 09/25/2040 «(f)		3,226	285

Taberna Preferred Funding Ltd.
5.176% due 12/05/2036 •		9,506	8,365
5.196% due 08/05/2036 •		8,028	7,266

			81,360

Total Asset-Backed Securities (Cost $227,739)			136,328

SOVEREIGN ISSUES 6.2%

Argentina Government International Bond
0.750% due 07/09/2030 þ		9,119	6,640
1.000% due 07/09/2029		1,352	1,101
3.500% due 07/09/2041 þ		17,491	10,967
4.125% due 07/09/2035 þ		5,405	3,474
4.125% due 07/09/2035 þ(j)		4,055	2,701
4.125% due 07/09/2046 þ		115	77
5.000% due 01/09/2038 þ(j)		22,691	15,906

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	244,700	4,097
13.000% due 01/30/2026		283,460	4,767

Dominican Republic International Bond
10.750% due 06/01/2036		197,200	3,483
11.250% due 09/15/2035		98,800	1,788

Egypt Government International Bond
6.375% due 04/11/2031	EUR	800	733

El Salvador Government International Bond
9.250% due 04/17/2030		$7,000	7,429
9.650% due 11/21/2054		4,500	4,752

Ghana Government International Bond
0.000% due 07/03/2026 (f)		115	108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 01/03/2030 (f)		$165	$128
5.000% due 07/03/2029 þ		871	754
5.000% due 07/03/2035 þ		1,253	885

Peru Government International Bond
6.900% due 08/12/2037	PEN	4,600	1,222
6.950% due 08/12/2031		8,600	2,413

Romania Government International Bond
5.125% due 09/24/2031	EUR	4,180	4,236
5.250% due 05/30/2032		2,300	2,327
5.375% due 03/22/2031		3,340	3,464
5.625% due 02/22/2036		1,350	1,345
5.625% due 05/30/2037		2,700	2,685
6.375% due 09/18/2033		2,600	2,809

Russia Government International Bond
5.625% due 04/04/2042		$13,400	9,179
5.875% due 09/16/2043		200	137

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	490,700	13,726
50.485% (BISTREFI) due 05/20/2026 ~		700	20
50.485% (BISTREFI) due 08/19/2026 ~		500	14
50.485% (BISTREFI) due 05/17/2028 ~		98,200	2,740

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$766	418
0.000% due 02/01/2034 þ(g)		2,861	1,191
0.000% due 02/01/2035 þ(g)		2,418	1,436
0.000% due 02/01/2036 þ(g)		2,015	1,186
1.750% due 02/01/2029 þ		3,298	2,280
1.750% due 02/01/2034 þ		3,769	2,129
1.750% due 02/01/2035 þ		3,287	1,820
1.750% due 02/01/2036 þ		3,663	1,992

Venezuela Government International Bond
6.000% due 06/30/2049 ^		490	59
9.250% due 09/15/2027 ^(c)		598	96

Total Sovereign Issues (Cost $114,102)			128,714

		SHARES
COMMON STOCKS 6.4%

COMMUNICATION SERVICES 1.9%

Clear Channel Outdoor Holdings, Inc. (d)		1,167,686	1,600

iHeartMedia, Inc. ‘A’ (d)		275,106	545

iHeartMedia, Inc. ‘B’ «(d)		213,502	380

Oi SA (d)		10,875,213	2,359

Promotora de Informaciones SA ‘A’ (d)		1,233,318	384

Syniverse Holdings, Inc. «(i)		6,355,772	6,288

Windstream Units «(d)		1,181,266	28,697

			40,253

CONSUMER DISCRETIONARY 0.0%

West Marine «(d)(i)		13,000	82

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(d)(i)		97,336,701	0

FINANCIALS 1.5%

Banca Monte dei Paschi di Siena SpA		2,152,500	15,175

Intelsat Emergence SA «(i)		460,477	15,207

MNEQ Holdings, Inc. «(d)(i)		8,724	35

UBS Group AG		4,114	126

			30,543

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
HEALTH CARE 2.8%

Amsurg Equity «(d)(i)	1,271,774	$58,269

INDUSTRIALS 0.2%

Clover Holdings, Inc. «(d)(i)	37,854	776

Drillco Holding Lux SA «(i)	76,260	1,916

Forsea Holding SA «	31,696	797

Mcdermott International Ltd. (d)	57,729	7

Westmoreland Mining Holdings «(d)(i)	44,693	50

Westmoreland Mining LLC «(d)(i)	45,087	158

		3,704

Total Common Stocks (Cost $128,044)		132,851

WARRANTS 0.5%

COMMUNICATION SERVICES 0.5%

Windstream Holdings II LLC - Exp. 10/25/2059 «	777,042	10,102

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	1,687	0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	1,383	2

Total Warrants (Cost $20,265)		10,104

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.4%

ADLER Group SA «(d)	3,916,182	$0

AGFC Capital Trust
6.668% (US0003M + 1.750%) due 01/15/2067 ~	1,800,000	1,275

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	110,000	96

Compeer Financial ACA
4.875% due 08/15/2026 •(h)	4,400,000	4,290

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(h)	1,000,000	993

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)	1,698,400	1,955

		8,609

INDUSTRIALS 0.3%

SVB Financial Trust
0.000% due 11/07/2032 (f)	51,920	1
11.000% due 11/07/2032	9,947	4,973

		4,974

Total Preferred Securities (Cost $14,537)		13,583

REAL ESTATE INVESTMENT TRUSTS 0.4%

REAL ESTATE 0.4%

Uniti Group, Inc.	424,278	2,333

VICI Properties, Inc.	210,228	6,141

Total Real Estate Investment Trusts (Cost $4,199)		8,474

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.0%

U.S. TREASURY BILLS 2.0%
4.538% due 01/16/2025 - 02/06/2025 (e)(f)(j)(m)	$41,164	$41,005

Total Short-Term Instruments (Cost $40,997)		41,005

Total Investments in Securities (Cost $2,216,635)		1,985,722

	SHARES
INVESTMENTS IN AFFILIATES 16.7%

SHORT-TERM INSTRUMENTS 16.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%

PIMCO Short-Term Floating NAV Portfolio III	35,559,699	346,245

Total Short-Term Instruments (Cost $346,016)		346,245

Total Investments in Affiliates (Cost $346,016)		346,245

Total Investments 112.7% (Cost $2,562,651)		$2,331,967

Financial Derivative Instruments (k)(l) (0.1)%
(Cost or Premiums, net $(17,325))		(1,210)

Other Assets and Liabilities, net (12.6)%		(261,790)

Net Assets Applicable to Common Shareholders 100.0%		$2,068,967

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Amsurg Equity	11/02/2023 - 11/06/2023	$53,141	$58,269	2.82%
Clover Holdings, Inc.	12/09/2024	568	776	0.04
Drillco Holding Lux SA	06/08/2023	1,523	1,916	0.09
Intelsat Emergence SA	06/19/2017 - 02/23/2024	31,412	15,207	0.74
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	97	35	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	6,262	6,288	0.30
West Marine	09/12/2023	187	82	0.00
Westmoreland Mining Holdings	07/29/2015 - 03/26/2019	1,161	50	0.00
Westmoreland Mining LLC	06/30/2023	299	158	0.01

		$94,650	$82,781	4.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BOS	5.370%	01/03/2025	05/02/2025			$(427)	$(427)
	5.460	12/05/2024	01/03/2025			(829)	(832)
BPS	3.220	12/18/2024	TBD	(2)	EUR	(3,747)	(3,887)
	5.170	10/29/2024	01/29/2025			$(3,795)	(3,830)
	5.260	11/18/2024	05/16/2025			(11,066)	(11,140)
BRC	2.000	12/20/2024	TBD	(2)		(4,058)	(4,061)
BYR	4.840	12/17/2024	03/18/2025			(4,879)	(4,890)
	4.960	11/19/2024	02/19/2025			(9,445)	(9,504)
	4.960	12/17/2024	03/18/2025			(153)	(153)
CDC	4.880	12/16/2024	04/15/2025			(6,718)	(6,734)
	4.920	11/19/2024	02/19/2025			(1,952)	(1,963)
	5.010	10/23/2024	02/20/2025			(2,644)	(2,671)
	5.010	10/28/2024	01/27/2025			(4,864)	(4,909)
	5.010	12/16/2024	04/15/2025			(23,475)	(23,532)
	5.010	12/30/2024	04/15/2025			(558)	(558)
	5.030	10/23/2024	01/23/2025			(8,855)	(8,942)
	5.130	10/28/2024	01/27/2025			(5,049)	(5,097)
DEU	5.090	11/13/2024	02/13/2025			(1,315)	(1,324)
	5.300	11/14/2024	01/28/2025			(6,500)	(6,547)
IND	4.910	12/17/2024	03/17/2025			(56)	(56)
	5.330	09/09/2024	03/06/2025			(17,765)	(18,067)
	5.380	09/30/2024	02/18/2025			(7,259)	(7,361)
	5.540	10/07/2024	01/07/2025			(607)	(616)
MSB	5.160	10/29/2024	04/28/2025			(11,398)	(11,512)
	5.260	10/29/2024	04/28/2025			(7,247)	(7,321)
	5.310	10/29/2024	04/28/2025			(710)	(718)
	5.360	10/29/2024	04/28/2025			(3,174)	(3,207)
MYI	2.000	12/20/2024	TBD	(2)		(428)	(429)
NOM	4.200	12/20/2024	TBD	(2)		(1,253)	(1,255)
	4.300	12/20/2024	TBD	(2)		(10,242)	(10,258)
SOG	2.500	12/18/2024	TBD	(2)	EUR	(1,383)	(1,434)
	4.940	11/18/2024	02/18/2025			$(1,076)	(1,083)
	4.940	12/17/2024	02/18/2025			(1,179)	(1,182)
	5.100	10/09/2024	01/09/2025			(22,459)	(22,729)
	5.100	12/17/2024	01/09/2025			(2,063)	(2,068)
	5.100	12/18/2024	01/09/2025			(789)	(791)
	5.180	10/16/2024	01/15/2025			(10,645)	(10,764)
	5.180	11/22/2024	01/15/2025			(1,216)	(1,223)
	5.220	10/09/2024	01/09/2025			(283)	(286)
UBS	3.070	12/18/2024	TBD	(2)	EUR	(5,900)	(6,119)
	3.150	12/18/2024	TBD	(2)		(1,538)	(1,595)
	3.172	12/20/2024	03/20/2025			(11,012)	(11,420)

Total Reverse Repurchase Agreements							$(222,495)

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(1,259)	$0	$(1,259)	$1,005	$(254)
BPS	0	(18,857)	0	(18,857)	21,556	2,699
BRC	0	(4,061)	0	(4,061)	4,599	538
BYR	0	(14,547)	0	(14,547)	16,287	1,740
CDC	0	(54,406)	0	(54,406)	60,685	6,279
DEU	0	(7,871)	0	(7,871)	8,277	406
IND	0	(26,100)	0	(26,100)	30,226	4,126
MSB	0	(22,758)	0	(22,758)	26,767	4,009
MYI	0	(429)	0	(429)	422	(7)
NOM	0	(11,513)	0	(11,513)	11,884	371
SOG	0	(41,560)	0	(41,560)	45,429	3,869
UBS	0	(19,134)	0	(19,134)	21,642	2,508

Total Borrowings and Other Financing Transactions	$0	$(222,495)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(67,802)	$(59,674)	$(40,796)	$(168,272)
Non-Agency Mortgage-Backed Securities	0	(832)	0	(33,898)	(34,730)
Sovereign Issues	0	0	0	(19,066)	(19,066)

Total Borrowings	$0	$(68,634)	$(59,674)	$(93,760)	$(222,068)

Payable for reverse repurchase agreements (4)					$(222,068)

(j)	Securities with an aggregate market value of $247,800 and cash of $1,439 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(303,086) at a weighted average interest rate of 5.324%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(427) is outstanding at period end.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%	$ 900	$(9)	$24	$15	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.564	1,400	5	4	9	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2029	1.093	6,500	(119)	95	(24)	0	(3)

						$(123)	$123	$0	$0	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	50,900	$868	$(1,195)	$(327)	$140	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		15,700	1,524	2,900	4,424	0	(46)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	759	1,650	0	(27)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,900	800	2,013	2,813	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$	29,400	3	860	863	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	06/17/2025		8,580	135	(214)	(79)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		4,600	2	219	221	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		44,400	722	(2,116)	(1,394)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		35,000	328	1,655	1,983	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		12,450	(2)	774	772	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		49,800	(123)	(2,677)	(2,800)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		20,600	(5)	1,234	1,229	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	02/17/2027		90,000	(893)	502	(391)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		6,000	(2)	363	361	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		19,900	(51)	(1,039)	(1,090)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		73,900	280	(4,133)	(3,853)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	2,546	(4,871)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		47,100	(11)	4,643	4,632	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		71,000	(17)	7,090	7,073	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		175,700	1,523	(3,495)	(1,972)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		263,700	8,727	(23,136)	(14,409)	0	(178)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		38,700	(732)	1,482	750	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2029		384,000	353	7,477	7,830	0	(149)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		3,600	(60)	695	635	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		6,100	(1)	1,116	1,115	5	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		19,700	1,152	2,862	4,014	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		97,600	(1,365)	16,646	15,281	118	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		128,200	870	22,798	23,668	144	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	(271)	(9,817)	0	(82)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		161,500	(4,025)	(15,376)	(19,401)	0	(241)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(3)	712	709	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		19,800	(137)	7,297	7,160	24	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		28,200	(69)	11,381	11,312	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		29,300	(114)	11,245	11,131	36	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		9,800	(29)	3,143	3,114	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		17,000	1,539	6,723	8,262	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		144,400	962	59,848	60,810	191	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	2,200	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		1,500	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		1,800	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		4,900	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		8,200	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		4,100	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		4,000	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		8,200	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		2,600	0	(37)	(37)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,300	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,300	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		700	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,000	0	(34)	(34)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		7,100	0	(74)	(74)	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	(379)	(47)	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	2,463	2,855	0	(48)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		17,200	1,607	1,143	2,750	0	(41)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,900	149	(72)	77	0	(5)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	2,267	2,969	0	(28)
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		39,800	480	1,614	2,094	0	(46)

							$(261)	$132,132	$131,871	$879	$(1,127)

Total Swap Agreements							$(384)	$132,255	$131,871	$879	$(1,131)

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$879	$879	$0	$0	$(1,131)	$(1,131)

Cash of $38,324 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025		$1,435	GBP	1,129	$0	$(22)
	02/2025	HKD	71,676		$9,225	0	(9)

BPS	01/2025	BRL	6,872		1,222	110	0
	01/2025	IDR	350,405		21	0	0
	01/2025		$1,110	BRL	6,872	3	0
	01/2025		6,344	CAD	9,116	1	0
	01/2025		5,175	EUR	4,911	0	(86)
	03/2025		22	IDR	351,468	0	0

BRC	01/2025	CAD	7,594		$5,394	108	0
	01/2025	GBP	12,030		15,144	86	0
	01/2025	TRY	1,319		35	0	(2)
	01/2025		$3,981	EUR	3,764	0	(80)
	01/2025		1,368	TRY	51,297	52	0
	02/2025	TRY	2,680		$71	0	(2)
	02/2025		$23,112	TRY	875,551	472	0
	03/2025		2,602		99,599	31	0

CBK	01/2025	CAD	1,689		$1,203	28	0
	01/2025	DOP	32,345		533	5	0
	01/2025	IDR	426,780		26	0	0
	01/2025		$2,311	EUR	2,195	0	(37)
	01/2025		28	IDR	440,441	0	(1)
	02/2025	DOP	76,682		$1,260	10	0
	03/2025		$26	IDR	428,035	0	0

DUB	02/2025	PEN	6,640		$1,773	9	0
	03/2025		7,404		1,946	0	(20)

FAR	01/2025	AUD	303		197	9	0
	01/2025	BRL	6,895		1,113	0	(3)
	01/2025		$1,121	BRL	6,895	0	(4)
	02/2025	BRL	6,931		$1,121	5	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	29

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	01/2025	DOP	38,646		$635	$4	$0
	01/2025		$65	IDR	1,031,721	0	(1)
	02/2025	DOP	284,699		$4,674	36	0
	03/2025		458,999		7,484	27	0

JPM	02/2025		$642	TRY	25,862	67	0
	05/2025		4,884		215,279	516	0

MBC	01/2025	EUR	226,920		$239,087	3,920	0
	01/2025		$4,506	EUR	4,272	0	(79)
	02/2025	HKD	62,505		$8,048	0	(5)

MYI	01/2025		$23	IDR	366,114	0	0
	02/2025		2,075	TRY	78,540	40	0

RBC	03/2025		198	MXN	4,052	0	(6)

UAG	02/2025		246	TRY	10,052	28	0

Total Forward Foreign Currency Contracts						$5,567	$(357)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
BOA	Panama Government International Bond	1.000%	Quarterly	12/20/2028	1.718%	$	8,500	$(351)	$136	$0	$(215)

BRC	Panama Government International Bond	1.000	Quarterly	12/20/2028	1.718		9,500	(392)	151	0	(241)
	Turkey Government International Bond	1.000	Quarterly	03/20/2025	0.608		1,100	0	2	2	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.741		2,000	(10)	23	13	0

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.068		7,400	0	508	508	0

GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.869		1,000	140	(42)	98	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029		900	(25)	24	0	(1)

JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	0.562	EUR	300	(6)	13	7	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029	$	200	(6)	6	0	0

MYC	Israel Government International Bond	1.000	Quarterly	12/20/2029	1.029		400	(10)	10	0	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.056		2,600	(507)	239	0	(268)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216		500	1	1	2	0

MYI	Turkey Government International Bond	1.000	Quarterly	12/20/2033	3.379		3,000	(597)	133	0	(464)

								$(1,763)	$1,204	$630	$(1,189)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	18,397	$(4,824)	$3,370	$0	$(1,454)

GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045		6,637	(315)	(178)	0	(493)
	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		1,556	(405)	282	0	(123)

MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		21,443	(5,615)	3,921	0	(1,694)

MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		23,343	(4,019)	2,174	0	(1,845)

							$(15,178)	$9,569	$0	$(5,609)

Total Swap Agreements							$(16,941)	$10,773	$630	$(6,798)

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$0	$0	$0	$0	$(31)	$0	$(215)	$(246)	$(246)	$0	$(246)
BPS	114	0	0	114	(86)	0	0	(86)	28	0	28
BRC	749	0	2	751	(84)	0	(1,695)	(1,779)	(1,028)	943	(85)
CBK	43	0	13	56	(38)	0	0	(38)	18	0	18
DUB	9	0	508	517	(20)	0	0	(20)	497	(410)	87
FAR	14	0	0	14	(7)	0	0	(7)	7	0	7
GLM	67	0	0	67	(1)	0	0	(1)	66	0	66
GST	0	0	98	98	0	0	(617)	(617)	(519)	618	99
JPM	583	0	7	590	0	0	0	0	590	(660)	(70)
MBC	3,920	0	0	3,920	(84)	0	0	(84)	3,836	(3,094)	742
MEI	0	0	0	0	0	0	(1,694)	(1,694)	(1,694)	1,435	(259)
MYC	0	0	2	2	0	0	(2,113)	(2,113)	(2,111)	1,970	(141)
MYI	40	0	0	40	0	0	(464)	(464)	(424)	502	78
RBC	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
UAG	28	0	0	28	0	0	0	0	28	0	28

Total Over the Counter	$5,567	$0	$630	$6,197	$(357)	$0	$(6,798)	$(7,155)

(m)
Securities with an aggregate market value of $5,468 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$879	$879

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,567	$0	$5,567
Swap Agreements	0	630	0	0	0	630

	$0	$630	$0	$5,567	$0	$6,197

	$0	$630	$0	$5,567	$879	$7,076

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	31

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$4	$0	$0	$1,127	$1,131

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$357	$0	$357
Swap Agreements	0	6,798	0	0	0	6,798

	$0	$6,798	$0	$357	$0	$7,155

	$0	$6,802	$0	$357	$1,127	$8,286

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$652	$0	$0	$(3,461)	$(2,809)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,446	$0	$15,446
Swap Agreements	0	1,214	0	0	0	1,214

	$0	$1,214	$0	$15,446	$0	$16,660

	$0	$1,866	$0	$15,446	$(3,461)	$13,851

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(473)	$0	$0	$2,566	$2,093

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$953	$0	$953
Swap Agreements	0	(1,632)	0	0	0	(1,632)

	$0	$(1,632)	$0	$953	$0	$(679)

	$0	$(2,105)	$0	$953	$2,566	$1,414

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$3,993	$458,223	$178,640	$640,856
Corporate Bonds & Notes
Banking & Finance	0	167,740	0	167,740
Industrials	0	325,866	54,726	380,592
Utilities	0	72,678	0	72,678
Convertible Bonds & Notes
Industrials	0	4,941	0	4,941
Municipal Bonds & Notes
Arizona	0	2,142	0	2,142
California	0	2,351	0	2,351
Michigan	0	4,998	0	4,998
Puerto Rico	0	6,546	0	6,546
West Virginia	0	7,332	0	7,332
U.S. Government Agencies	0	38,552	8,492	47,044
Non-Agency Mortgage-Backed Securities	0	177,443	0	177,443
Asset-Backed Securities
CMBS Other	0	22	0	22
Home Equity Other	0	53,236	0	53,236
Whole Loan Collateral	0	1,710	0	1,710
Other ABS	0	74,227	7,133	81,360
Sovereign Issues	0	128,714	0	128,714

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Common Stocks
Communication Services	$4,888	$0	$35,365	$40,253
Consumer Discretionary	0	0	82	82
Financials	15,301	0	15,242	30,543
Health Care	0	0	58,269	58,269
Industrials	7	0	3,697	3,704
Warrants
Communication Services	0	0	10,102	10,102
Financials	0	0	2	2
Preferred Securities
Banking & Finance	0	8,609	0	8,609
Industrials	0	4,974	0	4,974
Real Estate Investment Trusts
Real Estate	8,474	0	0	8,474
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
U.S. Treasury Bills	0	41,005	0	41,005

	$32,663	$1,581,309	$371,750	$1,985,722

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$346,245	$0	$0	$346,245

Total Investments	$378,908	$1,581,309	$371,750	$2,331,967

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	879	0	879
Over the counter	0	5,689	508	6,197

	$0	$6,568	$508	$7,076

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,131)	$0	$(1,131)
Over the counter	0	(1,546)	(5,609)	(7,155)

	$0	$(2,677)	$(5,609)	$(8,286)

Total Financial Derivative Instruments	$0	$3,891	$(5,101)	$(1,210)

Totals	$378,908	$1,585,200	$366,649	$2,330,757

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$129,149	$93,358	$(65,594)	$310	$608	$14,908	$30,476	$(24,575)	$178,640	$182
Corporate Bonds & Notes
Banking & Finance	21,751	0	(21,917)	0	96	70	0	0	0	0
Industrials	56,781	35	0	(64)	0	(5,188)	3,162	0	54,726	(5,189)
U.S. Government Agencies	8,209	0	(118)	20	38	343	0	0	8,492	336
Non-Agency Mortgage-Backed Securities	905	123	(242)	81	(5)	(43)	0	(819)	0	0
Asset-Backed Securities
Home Equity Other	28	0	(2)	0	0	1	0	(27)	0	0
Other ABS	7,208	0	0	27	0	(102)	0	0	7,133	(102)
Common Stocks
Communication Services (3)	25,702	373	0	0	0	9,290	0	0	35,365	9,289
Consumer Discretionary (4)	20,686	0	(21,098)	0	16,187	(15,693)	0	0	82	0
Energy	178	0	(192)	0	102	(88)	0	0	0	0
Financials	17,126	97	0	0	0	(1,981)	0	0	15,242	(1,981)
Health Care	62,958	0	0	0	0	(4,689)	0	0	58,269	(4,689)
Industrials	2,816	568	0	0	0	313	0	0	3,697	313
Warrants
Communication Services	0	10,102	0	0	0	0	0	0	10,102	0
Financials	3	0	0	0	0	(1)	0	0	2	(1)
Preferred Securities
Industrials	0	0	0	0	(5,586)	5,586	0	0	0	0

	$353,500	$104,656	$(109,163)	$374	$11,440	$2,726	$33,638	$(25,421)	$371,750	$(1,842)

Financial Derivative Instruments - Assets
Over the counter	$571	$0	$0	$0	$0	$(63)	$0	$0	$508	$(62)

Financial Derivative Instruments - Liabilities
Over the counter	$(4,580)	$2,479	$(405)	$0	$905	$(4,008)	$0	$0	$(5,609)	$(1,290)

Totals	$349,491	$107,135	$(109,568)	$374	$12,345	$(1,345)	$33,638	$(25,421)	$366,649	$(3,194)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$72,300	Discounted Cash Flow	Discount Rate	7.192-25.430	12.809
	548	Expected Recovery	Recovery Rate	15.419	—
	8,506	Indicative Market Quotation	Broker Quote	82.000	—
	1,082	Other Valuation Techniques (5)	—	—	—

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	33

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
	$22,270	Proxy Pricing	Base Price		98.286-100.000	99.627
	4,888	Recent Transaction	Purchase Price		99.500	—
	69,046	Third Party Vendor	Broker Quote		99.188-116.500	106.979
Corporate Bonds & Notes
Industrials	2,898	Indicative Market Quotation	Broker Quote		61.000	—
	298	Other Valuation Techniques (5)	—		—	—
	51,530	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	1.000/9.750	—
U.S. Government Agencies	8,492	Discounted Cash Flow	Discount Rate		11.599	—
Asset-Backed Securities	7,133	Discounted Cash Flow	Discount Rate		12.000-20.000	17.874
Common Stocks
Communication Services	28,697	Comparable Companies	EBITDA Multiple	X	4.640	—
	6,288	Discounted Cash Flow	Discount Rate		12.280	—
	380	Reference Instrument	Stock Price w/ Liquidity Discount		10.000	—
Consumer Discretionary	82	Discounted Cash Flow/ Comparable Companies	Discount Rate/ Revenue Multiple	%/X	20.750/0.500	—
Financials	35	Other Valuation Techniques (5)	—		—	—
	15,207	Comparable Companies	EBITDA Multiple	X	4.600	—
Health Care	58,269	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	776	Other Valuation Techniques (5)	—		—	—
	2,921	Indicative Market Quotation	Broker Quote		$1.130-25.125	2.927
Warrants
Communication Services	10,102	Recent Transaction	Purchase Price		$13.000	—
Financials	2	Option Pricing Model	Volatility		32.500	—

Financial Derivative Instruments -Assets
Over the counter	508	Indicative Market Quotation	Broker Quote		6.830	—

Financial Derivative Instruments -Liabilities
Over the counter	(5,609)	Indicative Market Quotation	Broker Quote		$92.000-92.500	92.044

Total	$366,649

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector types updated from Industrials and Utilities to Communication Services since prior fiscal year end.
(4)	Sector types updated from Industrials and Utilities to Consumer Discretionary since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 27.7%

Advanz Pharma Corp.
7.559% (EUR003M + 4.500%) due 10/17/2031 ~	EUR	1,400	$1,452

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$3,700	3,686

Altice France SA
8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	99	84
10.147% due 08/15/2028 ~		$2,885	2,325

AP Core Holdings LLC
9.971% due 09/01/2027 ~		12,060	11,748

Barnes Group, Inc.
TBD% due 12/10/2031 ~		2,100	2,104

BDO U.S.A PC
9.524% due 08/31/2028 «~		2,424	2,438

Central Parent LLC
TBD% due 07/06/2029 ~		3,600	3,558

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		803	802
8.428% due 11/01/2031 ~		6,000	6,075

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		9,700	9,726

Databricks, Inc.
TBD% due 12/20/2030 «µ		399	397
TBD% due 12/20/2030 «		1,801	1,792

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		1,375	212

Endure Digital, Inc.
8.138% due 02/10/2028 «~		3,790	3,108

Envision Healthcare Corp.
12.507% due 11/03/2028 ~		8,863	8,996

EP Purchaser LLC
9.090% due 11/06/2028 ~		600	604

Finastra U.S.A., Inc.
TBD% due 09/13/2029 «~µ		103	103
TBD% due 09/13/2029 «~		989	1,005

First Brands Group LLC
9.847% due 03/30/2027 ~		994	934

Forward Air Corp.
9.085% due 12/19/2030 ~		2,815	2,830

Galaxy U.S. Opco, Inc.
9.335% due 04/29/2029 ~		1,095	979

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		5,252	5,341

Gray Television, Inc.
9.803% due 06/04/2029 ~		2,587	2,455

Hudson’s Bay Co.
TBD% due 04/03/2026		1,925	1,925

iHeartCommunications, Inc.
7.721% due 05/01/2026 ~		570	509

Ivanti Software, Inc.
9.121% due 12/01/2027 ~		9,290	7,618

J&J Ventures Gaming LLC
9.471% due 04/26/2028 «~		1,160	1,170

Lealand Finance Co. BV
7.471% due 06/30/2027 ~		75	38
8.472% due 12/31/2027 ~		405	163

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~		2,214	2,224

Magenta Security Holdings LLC
10.835% due 07/27/2028 ~		113	116
11.595% due 07/27/2028 ~		119	110

Magenta Security Holdings LLC (5.500% PIK)
5.500% due 07/27/2028 ~(b)		529	186

Magenta Security Holdings LLC (6.250% PIK)
6.250% due 07/27/2028 ~(b)		152	92

MH SUB I LLC
TBD% due 12/11/2031 ~		2,100	2,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		$7,960	$6,871

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	5,950	7,388

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	2,400	1,624

Project Alpha Intermediate Holding, Inc.
TBD% due 11/22/2032 ~		$1,000	1,016
7.579% due 10/28/2030 ~		698	704

Promotora de Informaciones SA
8.439% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	15,591	15,988

Promotora de Informaciones SA (5.000% PIK)
5.000% (EUR003M + 2.970%) due 06/30/2027 ~(b)		567	559

Sandisk Corp.
TBD% due 12/13/2031 ~		$2,100	2,068

SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~	EUR	1,900	1,942
10.085% due 03/29/2030 ~		$2,948	2,819

Sophia LP
9.107% due 11/15/2032 ~		800	817

Specialty Building Products Holdings LLC
8.207% due 10/15/2028 ~		798	795

Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026 ~	EUR	20,641	6,885

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~		6,500	6,750

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$15,281	15,346

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	7,500	7,694
TBD% due 12/04/2031 ~		$1,400	1,386

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		21,415	20,113

Unicorn Bay
13.000% due 12/31/2026 «	HKD	48,971	6,311

Vantive Health LLC
TBD% due 07/23/2029 «µ		$275	271
TBD% due 07/23/2031 «		1,525	1,501

Veritas U.S., Inc.
TBD% due 12/18/2027		207	208
TBD% due 12/09/2029		624	622

Veritiv Corp.
8.829% due 11/30/2030 ~		399	401

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		4,726	5,059

Westmoreland Coal Co.
8.000% due 03/15/2029		1,541	963

Zuora, Inc.
TBD% due 12/13/2031 ~		2,100	2,095

Total Loan Participations and Assignments (Cost $216,954)			207,186

CORPORATE BONDS & NOTES 28.8%

BANKING & FINANCE 7.0%

Adler Financing SARL
12.500% due 12/31/2028	EUR	4,534	4,857

Alamo Re Ltd.
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		$300	318

Antares Holdings LP
6.350% due 10/23/2029		500	496

Armor Holdco, Inc.
8.500% due 11/15/2029		3,400	3,450

Banca Monte dei Paschi di Siena SpA
8.000% due 01/22/2030 •	EUR	496	516

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •(k)		$600	$600

BGC Group, Inc.
6.600% due 06/10/2029		400	410

BOI Finance BV
7.500% due 02/16/2027	EUR	2,600	2,628

BPCE SA
7.003% due 10/19/2034 •(k)		$2,200	2,346

Cape Lookout Re Ltd.
12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		800	833

CI Financial Corp.
7.500% due 05/30/2029		1,800	1,885

Credit Suisse AG AT1 Claim		1,150	144

Deutsche Bank AG
5.403% due 09/11/2035 •		200	190

East Lane Re Ltd.
13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		250	251

Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		500	521
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		500	520
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		500	518

F&G Annuities & Life, Inc.
6.250% due 10/04/2034		200	194
6.500% due 06/04/2029		500	511

GSPA Monetization Trust
6.422% due 10/09/2029		2,059	2,044

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		900	877

Hestia Re Ltd.
14.364% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		704	639

Hudson Pacific Properties LP
3.950% due 11/01/2027		100	87

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		400	432
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		400	368

Intesa Sanpaolo SpA
6.625% due 06/20/2033 (k)		3,200	3,348
7.200% due 11/28/2033		2,100	2,273

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	253	260

Long Walk Reinsurance Ltd.
14.034% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$700	712

Marex Group PLC
6.404% due 11/04/2029		200	202

Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		300	312
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		800	834

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		1,207	1,185

Synchrony Financial
5.935% due 08/02/2030 •		1,500	1,515

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	6,703	2,364

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$250	263
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	259

Uniti Group LP
4.750% due 04/15/2028		2,200	2,064
6.000% due 01/15/2030		7,721	6,789
6.500% due 02/15/2029		2,600	2,362

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	35

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ursa Re Ltd.
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		$800	$848

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		3,213	0

Winston RE Ltd.
16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		600	620

Yosemite Re Ltd.
14.879% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		660	678

			52,523

INDUSTRIALS 18.3%

Altice France Holding SA
8.000% due 05/15/2027	EUR	3,500	983
10.500% due 05/15/2027		$7,200	2,133

Altice France SA
3.375% due 01/15/2028	EUR	2,000	1,574
5.125% due 01/15/2029		$800	607
5.125% due 07/15/2029		2,800	2,100
5.500% due 01/15/2028		3,400	2,520
5.500% due 10/15/2029		1,400	1,056
8.125% due 02/01/2027		400	325

Bayer U.S. Finance LLC
6.250% due 01/21/2029		400	408
6.375% due 11/21/2030		200	206

Boeing Co.
6.528% due 05/01/2034 (k)		1,000	1,048

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		2,740	3,142

CVS Pass-Through Trust
7.507% due 01/10/2032 (k)		486	511

DISH DBS Corp.
5.250% due 12/01/2026		7,410	6,749
5.750% due 12/01/2028		10,820	9,271

Ecopetrol SA
7.750% due 02/01/2032		4,200	4,079
8.375% due 01/19/2036		220	212

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)		76	13

Ford Motor Co.
7.700% due 05/15/2097 (k)		4,715	4,888

GN Bondco LLC
9.500% due 10/15/2031		2,400	2,530

HCA, Inc.
7.500% due 11/15/2095 (k)		1,200	1,266

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)		500	500

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (k)		12,286	11,363

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	589	622

JetBlue Airways Corp.
9.875% due 09/20/2031		$6,916	7,355

LABL, Inc.
8.625% due 10/01/2031		400	370

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	700	711

New Albertsons LP
6.570% due 02/23/2028		$5,600	5,609

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		1,000	610
11.750% due 10/15/2028 «		500	440

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (k)		8,800	8,278

Noble Finance LLC
8.000% due 04/15/2030		1,000	1,011

Petroleos Mexicanos
6.700% due 02/16/2032 (k)		1,688	1,470
6.840% due 01/23/2030 (k)		800	731
8.750% due 06/02/2029 (k)		1,444	1,448

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		$1,600	$1,558

Rivian Holdings LLC
10.502% due 10/15/2026 •		4,150	4,180

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	1,000	876

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	100	80
9.750% due 04/30/2028 «	GBP	24	28

Times Square Hotel Trust
8.528% due 08/01/2026		$412	414

Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)		1,747	1,633
5.750% due 09/30/2039		5,254	5,124

U.S. Renal Care, Inc.
10.625% due 06/28/2028		842	722

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	90,000	5,168

Venture Global LNG, Inc.
9.500% due 02/01/2029		$2,670	2,953
9.875% due 02/01/2032 (k)		1,830	2,009

Viridien
7.750% due 04/01/2027	EUR	2,250	2,331
8.750% due 04/01/2027		$5,664	5,575

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		19,281	15,923

Yinson Boronia Production BV
8.947% due 07/31/2042		1,300	1,358

YPF Energia Electrica SA
7.875% due 10/16/2032		800	792

			136,863

UTILITIES 3.5%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		1,200	1,168

FORESEA Holding SA
7.500% due 06/15/2030		782	753

NGD Holdings BV
6.750% due 12/31/2026		288	228

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (b)		11,295	10,176

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (b)		23,995	2,669

Pacific Gas & Electric Co.
4.750% due 02/15/2044 (k)		2,240	1,918

Peru LNG SRL
5.375% due 03/22/2030		6,289	5,800

Qwest Corp.
7.375% due 05/01/2030		3,600	2,998

			25,710

Total Corporate Bonds & Notes (Cost $247,881)			215,096

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%

DISH Network Corp.
3.375% due 08/15/2026		3,400	2,847

Total Convertible Bonds & Notes (Cost $3,400)			2,847

MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		425	395

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	$16	$17

MICHIGAN 0.2%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	2,300	1,780

PUERTO RICO 0.2%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	2,974	1,847

WEST VIRGINIA 0.6%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	44,400	4,136

Total Municipal Bonds & Notes (Cost $9,106)		8,175

U.S. GOVERNMENT AGENCIES 1.6%

Fannie Mae
3.000% due 02/25/2043 - 06/25/2050 (a)	13,089	1,874

Freddie Mac
3.500% due 05/25/2050 (a)	1,596	311
5.992% due 11/25/2055 «~	7,443	4,787
12.233% due 12/25/2027 •	2,533	2,603
12.369% due 11/25/2041 •	2,100	2,278

Total U.S. Government Agencies (Cost $16,308)		11,853

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%

Atrium Hotel Portfolio Trust
6.195% due 12/15/2036 •	4,600	4,480

Banc of America Funding Trust
6.000% due 07/25/2037	152	124

Banc of America Mortgage Trust
6.000% due 03/25/2037	112	93

BCAP LLC Trust
3.750% due 08/28/2037 ~	850	837
3.958% due 03/27/2036 ~	1,205	831
4.475% due 03/26/2037 þ	602	891

Bear Stearns ALT-A Trust
4.411% due 09/25/2047 ~	3,458	1,689
4.563% due 08/25/2036 ~	542	255
4.696% due 11/25/2035 ~	1,885	1,691
4.787% due 11/25/2036 ~	2,270	1,169
4.953% due 01/25/2036 •	358	335
5.420% due 09/25/2035 ~	195	95

Braemar Hotels & Resorts Trust
6.970% due 06/15/2035 •	1,400	1,384

CALI Mortgage Trust
3.957% due 03/10/2039	2,900	2,608

CD Mortgage Trust
5.688% due 10/15/2048	274	252

Chase Mortgage Finance Trust
5.023% due 12/25/2035 ~	3	3
6.000% due 07/25/2037	523	231

Citigroup Mortgage Loan Trust
4.849% due 04/25/2037 ~	85	75

Colony Mortgage Capital Ltd.
6.872% due 11/15/2038 •	1,500	1,399
7.568% due 11/15/2038 •	1,100	964

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ~	663	342

Countrywide Alternative Loan Trust
5.500% due 03/25/2035	194	80
5.750% due 01/25/2035	100	97

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 02/25/2035	$168	$111
5.750% due 03/25/2037	374	195
6.000% due 02/25/2035	572	468
6.000% due 04/25/2036	665	312
6.000% due 02/25/2037	3,871	1,474
6.000% due 04/25/2037	698	313
6.250% due 12/25/2036 •	1,011	417
6.500% due 08/25/2036	369	113

Countrywide Home Loan Mortgage Pass-Through Trust
4.417% due 09/20/2036 ~	109	96
6.000% due 07/25/2037	1,093	462

Credit Suisse Mortgage Capital Certificates
5.461% due 10/26/2036 ~	4,462	3,846

DBGS Mortgage Trust
6.812% due 10/15/2036 •	2,270	1,883

GSR Mortgage Loan Trust
4.659% due 08/25/2034 ~	208	192
6.000% due 02/25/2036	1,260	493

HarborView Mortgage Loan Trust
4.226% due 06/19/2036 ~	3,306	1,350
4.633% due 01/19/2036 •	332	333

Hilton USA Trust
2.828% due 11/05/2035	800	625

IndyMac IMSC Mortgage Loan Trust
6.500% due 07/25/2037	3,342	1,196

Jefferies Resecuritization Trust
6.000% due 05/26/2036	6,675	2,733

JP Morgan Alternative Loan Trust
4.156% due 03/25/2037 ~	653	520
6.000% due 12/25/2035	740	489

JP Morgan Chase Commercial Mortgage Securities Trust
6.511% due 12/15/2036 •	1,000	56
7.261% due 12/15/2036 •	2,500	39

JP Morgan Mortgage Trust
5.624% due 02/25/2036 ~	791	535
5.635% due 01/25/2037 ~	174	146
5.668% due 04/25/2037 ~	2	2

Lehman Mortgage Trust
6.000% due 07/25/2037	19	17

Lehman XS Trust
4.893% due 06/25/2047 •	717	735

MASTR Alternative Loan Trust
6.750% due 07/25/2036	1,447	501

Merrill Lynch Mortgage Investors Trust
4.273% due 03/25/2036 ~	336	163

Morgan Stanley Bank of America Merrill Lynch Trust
3.708% due 05/15/2046 ~	561	527

Morgan Stanley Capital Trust
6.895% due 11/15/2034 •	504	486

Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~	2,806	2,539

New Orleans Hotel Trust
6.034% due 04/15/2032 •	800	766
8.134% due 04/15/2032 •	1,300	1,233

Residential Accredit Loans, Inc. Trust
4.535% due 12/26/2034 ~	777	270
4.913% due 05/25/2037 •	73	59
6.000% due 08/25/2036	120	99

Residential Asset Securitization Trust
6.000% due 11/25/2036	2,388	843
6.250% due 09/25/2037	2,398	958

Residential Funding Mortgage Securities, Inc. Trust
4.899% due 02/25/2037 ~	671	439
6.500% due 03/25/2032	51	51

Sequoia Mortgage Trust
3.754% due 07/20/2037 ~	202	144
4.350% due 02/20/2047 ~	109	85

SG Commercial Mortgage Securities Trust
2.937% due 03/15/2037	1,200	1,115

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 01/25/2036 ~	1,147	637
5.166% due 07/25/2035 ~	244	207
5.660% due 11/25/2036 ~	951	720

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Adjustable Rate Mortgage Loan Trust
5.748% due 02/25/2037 ~		$72	$62
5.842% due 04/25/2037 ~		105	55

WaMu Mortgage Pass-Through Certificates Trust
4.002% due 10/25/2036 ~		717	618
4.060% due 02/25/2037 ~		222	187
4.110% due 07/25/2037 ~		185	162
5.020% due 07/25/2037 ~		400	352

Washington Mutual Mortgage Pass-Through Certificates Trust
5.665% due 05/25/2047 •		26	30
6.000% due 10/25/2035		856	651

WSTN Trust
7.690% due 07/05/2037 ~		1,300	1,325
8.455% due 07/05/2037 ~		1,300	1,331
9.835% due 07/05/2037 ~		1,100	1,111

Total Non-Agency Mortgage-Backed Securities (Cost $70,335)			56,802

ASSET-BACKED SECURITIES 7.6%

CMBS OTHER 0.0%

LNR CDO Ltd.
4.739% due 02/28/2043 •		1,558	11

HOME EQUITY OTHER 4.0%

ACE Securities Corp. Home Equity Loan Trust
5.038% due 02/25/2036 •		24,250	21,281

Argent Securities Trust
4.833% due 03/25/2036 •		2,881	1,562

Bear Stearns Asset-Backed Securities Trust
4.557% due 10/25/2036 •		1,118	1,065

Citigroup Mortgage Loan Trust
4.773% due 12/25/2036 •		1,199	651

Home Equity Mortgage Loan Asset-Backed Trust
4.613% due 07/25/2037 •		7,133	3,860

Merrill Lynch Mortgage Investors Trust
4.773% due 04/25/2037 •		346	172

Morgan Stanley ABS Capital, Inc. Trust
4.753% due 06/25/2036 •		228	192

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ~		372	206

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.223% due 10/25/2034 •		573	542

			29,531

HOME EQUITY SEQUENTIAL 0.2%

JP Morgan Mortgage Acquisition Trust
4.314% due 10/25/2030 þ		3,217	1,585

WHOLE LOAN COLLATERAL 1.4%

Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036		341	124

First Franklin Mortgage Loan Trust
5.398% due 09/25/2035 •		3,444	3,115
5.428% due 05/25/2036 •		6,082	5,506

Lehman XS Trust
5.670% due 08/25/2035 þ		12	12

Residential Asset Mortgage Products Trust
5.653% due 01/25/2035 •		1,557	1,481

			10,238

OTHER ABS 2.0%

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	535

Apidos CLO
0.000% due 01/20/2031 ~		$4,500	1,521

Avoca CLO DAC
0.000% due 04/15/2034 ~	EUR	1,600	947

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Belle Haven ABS CDO Ltd.
8.250% due 07/05/2046 •		$175,347	$436

Carlyle U.S. CLO Ltd.
0.000% due 10/21/2037 ~		1,895	195

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,300	597
0.010% due 10/22/2031 ~		1,500	90

MAN GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~		400	239

Marble Point CLO Ltd.
0.000% due 01/22/2052 ~		2,150	1,190

Marlette Funding Trust
0.000% due 09/17/2029 «(f)		7	14

Pagaya AI Debt Selection Trust
8.491% due 06/16/2031		2,199	2,245

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(f)		3	1,460

SLM Student Loan Trust
0.000% due 01/25/2042 «(f)		4	944

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(f)		1	349
0.000% due 10/15/2048 «(f)		1	266

SoFi Professional Loan Program LLC
0.000% due 09/25/2040 «(f)		1,718	152

Taberna Preferred Funding Ltd.
5.196% due 08/05/2036 •		4,554	4,121

			15,301

Total Asset-Backed Securities (Cost $74,555)			56,666

SOVEREIGN ISSUES 5.7%

Argentina Government International Bond
0.750% due 07/09/2030 þ		2,671	1,945
1.000% due 07/09/2029		669	545
3.500% due 07/09/2041 þ		5,955	3,734
4.125% due 07/09/2035 þ		3,003	1,942
4.125% due 07/09/2046 þ		115	77
5.000% due 01/09/2038 þ		10,995	7,708

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	93,000	1,557
13.000% due 01/30/2026		102,600	1,725

Dominican Republic International Bond
10.750% due 06/01/2036		73,000	1,289
11.250% due 09/15/2035		29,000	525

Egypt Government International Bond
6.375% due 04/11/2031	EUR	300	275

El Salvador Government International Bond
9.250% due 04/17/2030		$2,500	2,653
9.650% due 11/21/2054		1,600	1,690

Ghana Government International Bond
0.000% due 07/03/2026 (f)		45	42
0.000% due 01/03/2030 (f)		82	63
5.000% due 07/03/2029 þ		339	293
5.000% due 07/03/2035 þ		487	344

Peru Government International Bond
6.900% due 08/12/2037	PEN	1,600	425
6.950% due 08/12/2031		3,100	870

Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	314	324
3.900% due 01/30/2033		693	760
4.000% due 01/30/2037		543	597
4.200% due 01/30/2042		678	747

Romania Government International Bond
5.125% due 09/24/2031		1,600	1,621
5.250% due 05/30/2032		900	911
5.375% due 03/22/2031		1,210	1,255
5.625% due 02/22/2036		490	488
5.625% due 05/30/2037		900	895
6.375% due 09/18/2033		900	972

Russia Government International Bond
1.125% due 11/20/2027		100	0

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	177,300	4,960

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	37

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
50.485% (BISTREFI) due 05/20/2026 ~	TRY	300	$9
50.485% (BISTREFI) due 08/19/2026 ~		200	6
50.485% (BISTREFI) due 05/17/2028 ~		35,400	988

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$29	16
0.000% due 02/01/2034 þ(g)		107	44
0.000% due 02/01/2035 þ(g)		90	54
0.000% due 02/01/2036 þ(g)		75	44
1.750% due 02/01/2034 þ		131	74
1.750% due 02/01/2035 þ		183	101
1.750% due 02/01/2036 þ		210	114

Venezuela Government International Bond
6.000% due 06/30/2049 ^		240	29
9.250% due 09/15/2027 ^(c)		308	50

Total Sovereign Issues (Cost $39,665)			42,761

		SHARES
COMMON STOCKS 6.9%

COMMUNICATION SERVICES 2.2%

Clear Channel Outdoor Holdings, Inc. (d)		531,903	729

iHeartMedia, Inc. ‘A’ (d)		126,306	250

iHeartMedia, Inc. ‘B’ «(d)		98,039	175

Oi SA (d)		4,161,083	902

Promotora de Informaciones SA ‘A’ (d)		454,519	142

Syniverse Holdings, Inc. «(i)		2,348,485	2,323

Windstream Units «(d)		493,740	11,995

			16,516

CONSUMER DISCRETIONARY 0.0%

West Marine «(d)(i)		2,500	16

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(d)(i)		21,355,531	0

FINANCIALS 1.4%

Banca Monte dei Paschi di Siena SpA		687,000	4,843

Intelsat Emergence SA «(i)		173,216	5,721

MNEQ Holdings, Inc. «(d)(i)		3,207	13

			10,577

HEALTH CARE 3.0%

Amsurg Equity «(d)(i)		488,175	22,367

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.3%

Clover Holdings, Inc. «(d)(i)	13,811	$283

Drillco Holding Lux SA «(i)	44,290	1,113

Forsea Holding SA «	18,411	462

Westmoreland Mining Holdings «(d)(i)	50,075	56

Westmoreland Mining LLC «(d)(i)	50,516	177

		2,091

Total Common Stocks (Cost $51,269)		51,567

WARRANTS 0.5%

COMMUNICATION SERVICES 0.5%

Windstream Holdings II LLC - Exp. 10/25/2059 «	324,784	4,222

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028	324	0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	605	1

Total Warrants (Cost $8,383)		4,223

PREFERRED SECURITIES 0.9%

BANKING & FINANCE 0.7%

ADLER Group SA «(d)	1,196,075	0

AGFC Capital Trust
6.668% (US0003M + 1.750%) due 01/15/2067 ~(k)	2,300,000	1,629

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	70,000	61

Compeer Financial ACA
4.875% due 08/15/2026 •(h)	1,600,000	1,560

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(h)	1,000,000	993

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)	543,000	625

		4,868

INDUSTRIALS 0.2%

SVB Financial Trust
0.000% due 11/07/2032 (f)	18,840	0
11.000% due 11/07/2032	3,654	1,827

		1,827

Total Preferred Securities (Cost $6,959)		6,695

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.4%

REAL ESTATE 0.4%

Uniti Group, Inc.	177,493	$976

VICI Properties, Inc.	77,566	2,266

Total Real Estate Investment Trusts (Cost $1,448)		3,242

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS (j) 0.3%
		2,100

U.S. TREASURY BILLS 2.9%
4.546% due 01/30/2025 - 02/06/2025 (e)(f)(k)	$21,600	21,517

Total Short-Term Instruments (Cost $23,613)		23,617

Total Investments in Securities (Cost $769,876)		690,730

	SHARES
INVESTMENTS IN AFFILIATES 13.6%

SHORT-TERM INSTRUMENTS 13.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.6%

PIMCO Short-Term Floating NAV Portfolio III	10,463,144	101,880

Total Short-Term Instruments (Cost $101,787)		101,880

Total Investments in Affiliates (Cost $101,787)		101,880

Total Investments 106.0% (Cost $871,663)		$792,610

Financial Derivative Instruments (l)(m) 0.2% (Cost or Premiums, net $(14,751))		1,790

Other Assets and Liabilities, net (6.2)%		(46,861)

Net Assets Applicable to Common Shareholders 100.0%		$747,539

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Amsurg Equity	11/02/2023 - 11/06/2023	$20,398	$22,367	2.99%
Clover Holdings, Inc.	12/09/2024	207	283	0.04
Drillco Holding Lux SA	06/08/2023	886	1,113	0.15
Intelsat Emergence SA	06/19/2017 - 02/23/2024	12,540	5,721	0.77
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	36	13	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	2,314	2,323	0.31
West Marine	09/12/2023	36	16	0.00
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	1,442	56	0.01
Westmoreland Mining LLC	06/30/2023	335	177	0.02

		$38,194	$32,069	4.29%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC STR	4.450%	12/31/2024	01/02/2025	$2,100	U.S. Treasury Bonds 1.125% due 08/15/2040	$(2,142)	$2,100	$2,101

Total Repurchase Agreements						$(2,142)	$2,100	$2,101

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	3.380%	12/18/2024	TBD	(3)	EUR	(344)	$(357)
CDC	4.880	12/16/2024	04/15/2025			$(2,156)	(2,161)
	4.920	11/19/2024	02/19/2025			(1,736)	(1,746)
	5.010	10/23/2024	02/20/2025			(1,236)	(1,249)
	5.010	12/16/2024	04/15/2025			(8,053)	(8,072)
	5.030	10/23/2024	01/23/2025			(1,095)	(1,105)
	5.030	12/18/2024	01/23/2025			(1,040)	(1,042)
	5.070	10/01/2024	01/03/2025			(1,198)	(1,214)
	5.220	10/01/2024	01/03/2025			(3,199)	(3,242)
IND	4.820	12/17/2024	03/17/2025			(596)	(597)
	5.120	10/09/2024	01/09/2025			(2,854)	(2,888)
	5.330	09/09/2024	03/06/2025			(3,772)	(3,837)
SOG	2.500	12/18/2024	TBD	(3)	EUR	(461)	(478)
UBS	3.172	12/20/2024	03/20/2025			(2,283)	(2,368)
	3.180	12/18/2024	TBD	(3)		(550)	(571)
	3.200	12/18/2024	TBD	(3)		(1,952)	(2,025)

Total Reverse Repurchase Agreements							$(32,952)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	39

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BPS	$0	$(357)	$0	$(357)	$344	$(13)
CDC	0	(19,831)	0	(19,831)	22,458	2,627
FICC STR	2,101	0	0	2,101	(2,142)	(41)
IND	0	(7,322)	0	(7,322)	8,531	1,209
SOG	0	(478)	0	(478)	464	(14)
UBS	0	(4,964)	0	(4,964)	5,750	786

Total Borrowings and Other Financing Transactions	$2,101	$(32,952)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(8,239)	$(9,797)	$(13,186)	$(31,222)
Sovereign Issues	0	0	0	(478)	(478)
Preferred Securities	0	(1,252)	0	0	(1,252)

Total Borrowings	$0	$(9,491)	$(9,797)	$(13,664)	$(32,952)

Payable for reverse repurchase agreements					$(32,952)

(k)	Securities with an aggregate market value of $37,314 and cash of $252 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(80,678) at a weighted average interest rate of 5.353%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	21,600	$392	$(531)	$(139)	$60	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		7,800	757	1,441	2,198	0	(23)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		2,800	311	267	578	0	(9)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		1,600	328	826	1,154	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$	11,000	1	322	323	2	0
Pay	1-Day USD-SOFR Compounded-OIS	5.250	Annual	06/17/2025		97,000	212	272	484	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,700	1	81	82	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		56,800	(704)	4,099	3,395	24	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		44,900	172	(2,510)	(2,338)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		32,300	(2,862)	982	(1,880)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		19,200	(257)	(434)	(691)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		16,898	(5)	1,696	1,691	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		84,700	740	(1,692)	(952)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/19/2029		69,900	34	1,024	1,058	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		16,500	(312)	632	320	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		118,700	(12,228)	1,280	(10,948)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		57,200	3,442	8,209	11,651	56	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		36,100	(505)	6,156	5,651	42	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		23,900	(3,269)	(92)	(3,361)	0	(28)

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.500%	Semi-Annual	06/19/2044	$	93,400	$(2,328)	$(8,892)	$(11,220)	$0	$(139)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		8,300	(57)	3,058	3,001	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		14,500	(35)	5,851	5,816	18	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		15,100	(58)	5,794	5,736	19	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		10,800	(33)	3,465	3,432	13	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		10,900	775	(4,826)	(4,051)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		76,450	(1,210)	33,405	32,195	101	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		8,000	755	980	1,735	9	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	7,600	188	(214)	(26)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	8,700	159	1,002	1,161	0	(20)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		6,200	583	408	991	0	(15)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		2,600	225	728	953	0	(9)
Receive (1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		15,300	192	613	805	0	(18)

Total Swap Agreements							$(14,596)	$63,400	$48,804	$378	$(463)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$378	$378	$0	$0	$(463)	$(463)

Cash of $11,164 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2025	HKD	26,075		$3,356	$0	$(3)

BPS	01/2025	BRL	2,661		473	43	0
	01/2025	CAD	3,533		2,519	60	0
	01/2025	EUR	460		487	10	0
	01/2025		$430	BRL	2,661	1	0
	01/2025		2,556	CAD	3,673	0	0
	01/2025		1,849	EUR	1,754	0	(31)

BRC	01/2025	TRY	488		$13	0	(1)
	01/2025		$1,038	EUR	982	0	(21)
	01/2025		431	TRY	16,172	17	0
	02/2025	TRY	2,459		$65	0	(2)
	02/2025		$9,298	TRY	353,037	196	0
	03/2025	TRY	14,391		$374	0	(5)
	03/2025		$945	TRY	36,172	11	0

CBK	01/2025	DOP	12,744		$210	2	0
	01/2025		$842	EUR	800	0	(13)
	02/2025	DOP	32,255		$530	4	0

DUB	02/2025	PEN	2,361		630	3	0
	02/2025		$105	MXN	2,121	0	(4)
	03/2025	PEN	2,757		$725	0	(7)

FAR	01/2025	AUD	163		106	5	0
	01/2025	BRL	2,670		431	0	(1)
	01/2025		$434	BRL	2,670	0	(2)
	02/2025	BRL	2,684		$434	2	0

GLM	02/2025	DOP	214,332		3,520	27	0
	03/2025		56,807		925	2	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	41

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	02/2025		$238	TRY	9,591	$25	$0
	05/2025		2,049		90,410	220	0

MBC	01/2025	EUR	72,190		$76,061	1,247	0
	01/2025		$2,020	EUR	1,915	0	(35)
	02/2025	HKD	22,738		$2,928	0	(2)

MYI	02/2025	TRY	362		10	0	0

SCX	01/2025	GBP	782		992	14	0

UAG	02/2025		$91	TRY	3,718	11	0

Total Forward Foreign Currency Contracts						$1,900	$(127)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
GST	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	4.056%	800	$(155)	$72	$0	$(83)

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.068	2,700	0	185	185	0

Total Swap Agreements							$(155)	$257	$185	$(83)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$0	$0	$0	$0	$(3)	$0	$0	$(3)	$(3)	$0	$(3)
BPS	114	0	0	114	(31)	0	0	(31)	83	0	83
BRC	224	0	0	224	(29)	0	0	(29)	195	(40)	155
CBK	6	0	0	6	(13)	0	0	(13)	(7)	0	(7)
DUB	3	0	185	188	(11)	0	0	(11)	177	(150)	27
FAR	7	0	0	7	(3)	0	0	(3)	4	0	4
GLM	29	0	0	29	0	0	0	0	29	0	29
JPM	245	0	0	245	0	0	0	0	245	(212)	33
MBC	1,247	0	0	1,247	(37)	0	0	(37)	1,210	(880)	330
SCX	14	0	0	14	0	0	0	0	14	0	14
UAG	11	0	0	11	0	0	0	0	11	0	11
GST	0	0	0	0	0	0	(83)	(83)	(83)	0	(83)

Total Over the Counter	$1,900	$0	$185	$2,085	$(127)	$0	$(83)	$(210)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$378	$378

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,900	$0	$1,900
Swap Agreements	0	185	0	0	0	185

	$0	$185	$0	$1,900	$0	$2,085

	$0	$185	$0	$1,900	$378	$2,463

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$463	$463

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$127	$0	$127
Swap Agreements	0	83	0	0	0	83

	$0	$83	$0	$127	$0	$210

	$0	$83	$0	$127	$463	$673

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$9	$0	$0	$(2,767)	$(2,758)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,877	$0	$4,877
Swap Agreements	0	100	0	0	0	100

	$0	$100	$0	$4,877	$0	$4,977

	$0	$109	$0	$4,877	$(2,767)	$2,219

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2,487	$2,487

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$508	$0	$508
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$508	$0	$511

	$0	$3	$0	$508	$2,487	$2,998

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$1,925	$154,344	$50,917	$207,186
Corporate Bonds & Notes
Banking & Finance	0	52,523	0	52,523
Industrials	0	119,862	17,001	136,863
Utilities	0	25,710	0	25,710

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Convertible Bonds & Notes
Industrials	$0	$2,847	$0	$2,847
Municipal Bonds & Notes
California	0	395	0	395
Illinois	0	17	0	17
Michigan	0	1,780	0	1,780

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	43

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Puerto Rico	$0	$1,847	$0	$1,847
West Virginia	0	4,136	0	4,136
U.S. Government Agencies	0	7,066	4,787	11,853
Non-Agency Mortgage-Backed Securities	0	56,802	0	56,802
Asset-Backed Securities
CMBS Other	0	11	0	11
Home Equity Other	0	29,531	0	29,531
Home Equity Sequential	0	1,585	0	1,585
Whole Loan Collateral	0	10,238	0	10,238
Other ABS	0	12,116	3,185	15,301
Sovereign Issues	0	42,761	0	42,761
Common Stocks
Communication Services	2,023	0	14,493	16,516
Consumer Discretionary	0	0	16	16
Financials	4,843	0	5,734	10,577
Health Care	0	0	22,367	22,367
Industrials	0	0	2,091	2,091
Warrants
Communication Services	0	0	4,222	4,222
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	4,868	0	4,868
Industrials	0	1,827	0	1,827
Real Estate Investment Trusts
Real Estate	3,242	0	0	3,242
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	2,100	0	2,100
U.S. Treasury Bills	0	21,517	0	21,517

	$12,033	$553,883	$124,814	$690,730

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101,880	$0	$0	$101,880

Total Investments	$113,913	$553,883	$124,814	$792,610

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	378	0	378
Over the counter	0	1,900	185	2,085

	$0	$2,278	$185	$2,463

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(463)	0	(463)
Over the counter	0	(210)	0	(210)

	$0	$(673)	$0	$(673)

Total Financial Derivative Instruments	$0	$1,605	$185	$1,790

Totals	$113,913	$555,488	$124,999	$794,400

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$42,789	$33,788	$(22,682)	$120	$221	$5,465	$212	$(8,996)	$50,917	$40
Corporate Bonds & Notes
Banking & Finance	6,699	0	(6,771)	0	33	39	0	0	0	0
Industrials	17,546	29	0	(20)	0	(1,604)	1,050	0	17,001	(1,604)
U.S. Government Agencies	4,628	0	(66)	10	21	194	0	0	4,787	190
Non-Agency Mortgage-Backed Securities	401	9	(70)	(2)	(34)	50	0	(354)	0	0
Asset-Backed Securities
Whole Loan Collateral	14	0	(1)	0	(1)	0	0	(12)	0	0
Other ABS	3,195	0	0	15	0	(25)	0	0	3,185	(25)
Common Stocks
Communication Services (3)	10,474	138	0	0	0	3,881	0	0	14,493	3,881
Consumer Discretionary (4)	9,946	0	(10,168)	0	7,760	(7,522)	0	0	16	0
Energy	31	0	(34)	0	18	(15)	0	0	0	0
Financials	6,442	36	0	0	0	(744)	0	0	5,734	(745)
Health Care	24,167	0	0	0	0	(1,800)	0	0	22,367	(1,800)
Industrials	1,793	207	0	0	0	91	0	0	2,091	91
Warrants
Communication Services	0	4,222	0	0	0	0	0	0	4,222	0
Financials	1	0	0	0	0	0	0	0	1	0
Preferred Securities
Industrials	0	0	0	0	(1,956)	1,956	0	0	0	0

	$128,126	$38,429	$(39,792)	$123	$6,062	$(34)	$1,262	$(9,362)	$124,814	$28

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Financial Derivative Instruments - Assets
Over the counter	$208	$1	$0	$0	$0	$(24)	$0	$0	$185	$(23)

Totals	$128,334	$38,430	$(39,792)	$123	$6,062	$(58)	$1,262	$(9,362)	$124,999	$5

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$23,187	Discounted Cash Flow	Discount Rate		7.192-25.430	12.736
	212	Expected Recovery	Recovery Rate		15.419	—
	3,108	Indicative Market Quotation	Broker Quote		82.000	—
	397	Other Valuation Techniques (5)	—		—	—
	8,083	Proxy Pricing	Base Price		98.286-100.000	99.630
	1,792	Recent Transaction	Purchase Price		99.500	—
	14,138	Third Party Vendor	Broker Quote		99.188-100.250	99.695
Corporate Bonds & Notes
Industrials	15,923	Comparable Companies / Discounted Cash Flow	Revenue Multiple /Discount Rate	X/%	1.000/9.750	—
	610	Indicative Market Quotation	Broker Quote		61.000	—
	468	Other Valuation Techniques (5)	—		—	—
U.S. Government Agencies	4,787	Discounted Cash Flow	Discount Rate		11.599	—
Asset-Backed Securities
Whole Loan Collateral	3,185	Discounted Cash Flow	Discount Rate		12.000-20.000	18.041
Common Stocks
Communication Services	11,995	Comparable Companies	EBITDA Multiple	X	4.640	—
	2,323	Discounted Cash Flow	Discount Rate		12.280	—
	175	Reference Instrument	Stock Price w/ Liquidity Discount		10.000	—
Consumer Discretionary	16	Discounted Cash Flow/ Comparable Companies	Discount Rate/ Revenue multiple	X/%	20.750/0.500	—
Financials	5,721	Comparable Companies	EBITDA Multiple	X	4.600	—
	13	Other Valuation Techniques (5)	—		—	—
Health Care	22,367	Comparable Companies	EBITDA Multiple	X	13.750
Industrials	1,808	Indicative Market Quotation	Broker Quote	$	1.130-25.125	2.927
	283	Other Valuation Techniques (5)	—		—	—
Warrants
Communication Services	4,222	Recent Transaction	Purchase Price	$	13.000	—
Financials	1	Option Pricing Model	Volatility		32.500	—

Financial Derivative Instruments - Assets
Over the counter	185	Indicative Market Quotation	Broker Quote		6.830	—

Total	$124,999

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Industrials and Utilities to Communication Services since prior fiscal year end.
(4)	Sector type updated from Industrials and Utilities to Consumer Discretionary since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	45

Schedule of Investments	PIMCO High Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 20.6%

Altice France SA
10.147% due 08/15/2028 ~		$3,084	$2,485

AP Core Holdings LLC
9.971% due 09/01/2027 ~		8,189	7,969

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		909	908
8.428% due 11/01/2031 ~		6,800	6,885

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		10,800	10,829

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		1,427	220

Envision Healthcare Corp.
12.507% due 11/03/2028 ~		11,349	11,519

Forward Air Corp.
9.085% due 12/19/2030 ~		400	402

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		5,483	5,577

Hudson’s Bay Co.
TBD% due 04/03/2026		2,373	2,373

iHeartCommunications, Inc.
7.721% due 05/01/2026 ~		490	438

J&J Ventures Gaming LLC
9.471% due 04/26/2028 «~		1,270	1,281

Lealand Finance Co. BV
7.471% due 06/30/2027 ~		105	54
8.472% due 12/31/2027 ~		571	230

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		7,151	6,173

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	6,350	7,885

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	3,000	2,029

Project Alpha Intermediate Holding, Inc.
TBD% due 11/22/2032 ~		$1,100	1,118
7.579% due 10/28/2030 ~		698	704

Promotora de Informaciones SA
8.439% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	11,661	11,958

Promotora de Informaciones SA (5.000% PIK)
5.000% (EUR003M + 2.970%) due 06/30/2027 ~(b)		352	347

Specialty Building Products Holdings LLC
8.207% due 10/15/2028 ~		$798	795

Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026 ~	EUR	25,620	8,537

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~		7,000	7,269

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$19,391	19,474

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	8,000	8,207
TBD% due 12/04/2031 ~		$1,500	1,485

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		21,223	19,933

Unicorn Bay
13.000% due 12/31/2026 «	HKD	52,929	6,821

Veritas U.S., Inc.
TBD% due 12/18/2027		$223	224
TBD% due 12/09/2029		673	671

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		6,727	7,201

Westmoreland Coal Co.
8.000% due 03/15/2029		2,694	1,684

Total Loan Participations and Assignments (Cost $174,742)			163,685

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 31.7%

BANKING & FINANCE 7.8%

Adler Financing SARL
12.500% due 12/31/2028	EUR	5,777	$6,189

Alamo Re Ltd.
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		$300	318

Antares Holdings LP
6.350% due 10/23/2029 (j)		500	496

Armor Holdco, Inc.
8.500% due 11/15/2029 (j)		1,900	1,928

Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048 (j)		4,060	3,350

Banca Monte dei Paschi di Siena SpA
8.000% due 01/22/2030 •	EUR	830	863

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •(j)		$800	800

BOI Finance BV
7.500% due 02/16/2027	EUR	3,300	3,335

BPCE SA
7.003% due 10/19/2034 •(j)		$2,500	2,666

Cape Lookout Re Ltd.
12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		900	937

Claveau Re Ltd.
21.564% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		934	831

Credit Suisse AG AT1 Claim		600	75

Deutsche Bank AG
5.403% due 09/11/2035 •(j)		200	190

East Lane Re Ltd.
13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		250	251

Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		400	417
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		400	416
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		400	415

GSPA Monetization Trust
6.422% due 10/09/2029		3,400	3,374

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		1,000	974

Hestia Re Ltd.
14.364% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		939	852

Hudson Pacific Properties LP
5.950% due 02/15/2028 (j)		100	85

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		450	486
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		450	414

Intesa Sanpaolo SpA
6.625% due 06/20/2033 (j)		3,600	3,767
7.200% due 11/28/2033 (j)		2,400	2,598

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	316	325

Long Walk Reinsurance Ltd.
14.034% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$800	814

Marex Group PLC
6.404% due 11/04/2029 (j)		300	303

Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		300	312
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		900	938

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		1,545	1,517

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Generale SA
6.691% due 01/10/2034 •(j)		$1,200	$1,233

Synchrony Financial
5.935% due 08/02/2030 •(j)		1,700	1,717

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	8,545	3,014

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$250	263
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	258

Uniti Group LP
4.750% due 04/15/2028 (j)		2,800	2,627
6.000% due 01/15/2030 (j)		8,363	7,354
6.500% due 02/15/2029 (j)		3,100	2,816

Ursa Re Ltd.
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		1,000	1,060

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		3,258	0

Winston RE Ltd.
16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		700	723

Yosemite Re Ltd.
14.879% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		840	863

			62,164

INDUSTRIALS 19.3%

Altice France Holding SA
8.000% due 05/15/2027	EUR	6,700	1,881
10.500% due 05/15/2027		$5,300	1,570

Altice France SA
3.375% due 01/15/2028	EUR	2,000	1,574
5.125% due 01/15/2029		$600	455
5.125% due 07/15/2029		3,665	2,748
5.500% due 01/15/2028		2,900	2,149
5.500% due 10/15/2029		1,200	905
8.125% due 02/01/2027		1,000	812

Boeing Co.
6.298% due 05/01/2029		1,100	1,141

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		853	895

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		1,977	2,267

DISH DBS Corp.
5.250% due 12/01/2026		6,650	6,057
5.750% due 12/01/2028		12,450	10,668

Ecopetrol SA
7.750% due 02/01/2032		4,500	4,371
8.375% due 01/19/2036 (j)		260	251

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)		112	19

Ford Motor Co.
7.700% due 05/15/2097 (j)		8,045	8,340

General Shopping Investments Ltd.
0.000% due 03/20/2025 (h)		2,500	156

GN Bondco LLC
9.500% due 10/15/2031 (j)		5,070	5,345

HCA, Inc.
7.500% due 11/15/2095 (j)		1,746	1,841

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)		600	600

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (j)		12,212	11,294

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	785	830

JetBlue Airways Corp.
9.875% due 09/20/2031 (j)		$7,383	7,852

LABL, Inc.
8.625% due 10/01/2031 (j)		400	370

New Albertsons LP
6.570% due 02/23/2028		4,021	4,028

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		$1,200	$732
11.750% due 10/15/2028 «		500	440

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (j)		8,700	8,184

Noble Finance LLC
8.000% due 04/15/2030 (j)		1,000	1,011

Petroleos Mexicanos
6.700% due 02/16/2032 (j)		1,663	1,448
6.750% due 09/21/2047 (j)		1,098	756
6.840% due 01/23/2030 (j)		1,100	1,006
8.750% due 06/02/2029 (j)		1,257	1,260

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (j)		1,800	1,753

Rivian Holdings LLC
10.502% due 10/15/2026 •		4,440	4,472

Thames Water Utilities Finance PLC
6.500% due 02/09/2032	GBP	100	101
9.750% due 04/30/2028 «		29	34

Topaz Solar Farms LLC
4.875% due 09/30/2039 (j)		$1,930	1,805
5.750% due 09/30/2039 (j)		4,990	4,866

U.S. Renal Care, Inc.
10.625% due 06/28/2028		1,001	858

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	120,000	6,891

Venture Global LNG, Inc.
9.500% due 02/01/2029		$2,909	3,217
9.875% due 02/01/2032 (j)		2,280	2,503

Viridien
7.750% due 04/01/2027	EUR	1,400	1,450
8.750% due 04/01/2027		$6,389	6,289

Wesco Aircraft Holdings, Inc.
10.500% due 11/15/2026 ^«(c)		662	547
10.500% due 11/15/2026 «		162	134

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		27,010	22,306

Yinson Boronia Production BV
8.947% due 07/31/2042		1,400	1,462

YPF Energia Electrica SA
7.875% due 10/16/2032		800	792

			152,736

UTILITIES 4.6%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		1,300	1,265

FORESEA Holding SA
7.500% due 06/15/2030 (j)		3,000	2,893

NGD Holdings BV
6.750% due 12/31/2026		647	511

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (b)		12,613	11,363

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (b)		27,280	3,035

Pacific Gas & Electric Co.
4.000% due 12/01/2046 (j)		600	454
4.450% due 04/15/2042 (j)		1,203	999
4.750% due 02/15/2044 (j)		4,576	3,919

Peru LNG SRL
5.375% due 03/22/2030		7,975	7,355

Qwest Corp.
7.375% due 05/01/2030		5,130	4,272

			36,066

Total Corporate Bonds & Notes (Cost $289,999)			250,966

CONVERTIBLE BONDS & NOTES 0.5%

INDUSTRIALS 0.5%

DISH Network Corp.
3.375% due 08/15/2026		5,100	4,271

Total Convertible Bonds & Notes (Cost $5,100)			4,271

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 2.1%

MICHIGAN 0.2%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	$2,300	$1,780

PUERTO RICO 0.1%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	1,781	1,106

TEXAS 1.0%

El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043	7,285	7,885

WEST VIRGINIA 0.8%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	66,200	6,167

Total Municipal Bonds & Notes (Cost $18,285)		16,938

U.S. GOVERNMENT AGENCIES 2.1%

Fannie Mae
1.417% due 07/25/2050 •(a)(j)	2,855	295
3.500% due 09/25/2027 (a)	33	1
4.000% due 06/25/2050 (a)(j)	1,788	333
10.000% due 01/25/2034 •(j)	100	105

Freddie Mac
1.388% due 07/15/2035 •(a)	370	24
1.417% due 06/25/2050 •(a)(j)	3,017	328
1.488% due 02/15/2042 •(a)	506	33
2.428% due 08/15/2036 •(a)	198	25
3.576% due 05/15/2033 •	18	17
5.000% due 06/15/2033 ~(a)	400	42
5.992% due 11/25/2055 «~	12,848	8,264
12.369% due 11/25/2041 •	2,300	2,495
13.883% due 10/25/2027 •	4,282	4,385

Ginnie Mae
3.500% due 06/20/2042 (a)	30	4
3.500% due 03/20/2043 (a)(j)	404	70
4.500% due 07/20/2042 (a)	62	7
5.000% due 09/20/2042 (a)	112	14

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	100	85

Total U.S. Government Agencies (Cost $18,315)		16,527

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.4%

Adjustable Rate Mortgage Trust
4.793% due 05/25/2036 •	2,965	1,213

Atrium Hotel Portfolio Trust
6.195% due 12/15/2036 •	5,500	5,356

Banc of America Alternative Loan Trust
1.147% due 06/25/2046 •(a)	2,089	99
2.187% due 06/25/2037 •(a)	1,864	185
4.813% due 06/25/2037 •	1,717	1,237

Banc of America Funding Trust
6.000% due 07/25/2037	263	215
6.250% due 10/26/2036	3,747	1,437

Banc of America Mortgage Trust
4.836% due 02/25/2036 ~	5	4

BCAP LLC Trust
4.475% due 03/26/2037 þ	1,133	1,675
6.000% due 05/26/2037 ~	4,165	1,772

Benchmark Mortgage Trust
3.440% due 08/15/2052 ~	1,500	1,446

Braemar Hotels & Resorts Trust
6.970% due 06/15/2035 •	1,600	1,582

CALI Mortgage Trust
3.957% due 03/10/2039 (j)	3,600	3,237

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CD Mortgage Trust
5.688% due 10/15/2048		$112	$103

Chase Mortgage Finance Trust
4.914% due 09/25/2036 ~		31	25
5.023% due 12/25/2035 ~		6	6

Citigroup Commercial Mortgage Trust
5.410% due 12/10/2049 ~		246	99

Citigroup Mortgage Loan Trust
5.229% due 07/25/2037 ~		52	45
5.529% due 11/25/2035 ~		8,970	4,555
6.500% due 09/25/2036		2,116	1,081

Colony Mortgage Capital Ltd.
6.872% due 11/15/2038 •		1,700	1,585
7.568% due 11/15/2038 •		1,300	1,139

Countrywide Alternative Loan Trust
0.547% due 04/25/2035 •(a)		1,733	50
4.674% due 02/25/2037 ~		72	63
4.953% due 12/25/2046 •		1,371	1,126
6.000% due 02/25/2037		4,006	1,550
6.250% due 12/25/2036 •		2,121	875
6.500% due 06/25/2036		593	271

Countrywide Home Loan Mortgage Pass-Through Trust
0.897% due 12/25/2036 •(a)		1,652	84
4.417% due 09/20/2036 ~		192	169
4.937% due 09/25/2047 ~		14	13

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		1,262	741

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032		1,200	964
9.044% due 07/15/2032 •		950	931

DBGS Mortgage Trust
6.812% due 10/15/2036 •		2,760	2,289

Eurosail PLC
6.196% due 06/13/2045 •	GBP	3,347	3,411
8.846% due 06/13/2045 •		988	1,025

HarborView Mortgage Loan Trust
4.058% due 08/19/2036 ~		$80	67
6.027% due 08/19/2036 ~		1	1

Hilton USA Trust
2.828% due 11/05/2035		900	703

IM Pastor Fondo de Titluzacion Hipotecaria
2.979% due 03/22/2043 •	EUR	1,937	1,765

JP Morgan Alternative Loan Trust
4.156% due 03/25/2037 ~		$2,564	2,041

JP Morgan Chase Commercial Mortgage Securities Trust
6.044% due 11/15/2035 •		1,300	1,145
6.262% due 03/15/2036 •		1,750	1,328
6.394% due 11/15/2035 •		600	399

JP Morgan Mortgage Trust
2.167% due 01/25/2037 •(a)		13,215	1,686
4.222% due 07/27/2037 ~		3,907	3,192

Lehman XS Trust
4.893% due 06/25/2047 •		1,108	1,135

Morgan Stanley Bank of America Merrill Lynch Trust
3.708% due 05/15/2046 ~		691	648

Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~		3,340	3,023

New Orleans Hotel Trust
6.034% due 04/15/2032 •		1,000	957
8.134% due 04/15/2032 •		1,400	1,328

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.083% due 04/25/2036 ~		2,674	2,306

Nomura Resecuritization Trust
3.925% due 07/26/2035 ~		3,933	3,375

Residential Asset Securitization Trust
4.853% due 01/25/2046 •		165	47
6.250% due 09/25/2037		4,525	1,807
6.500% due 08/25/2036		788	231

SG Commercial Mortgage Securities Trust
2.937% due 03/15/2037		1,400	1,301

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 01/25/2036 ~		91	51
4.783% due 04/25/2047 ~		264	121

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	47

Schedule of Investments	PIMCO High Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
4.833% due 07/25/2046 •		$4,343	$3,419

WaMu Mortgage Pass-Through Certificates Trust
3.425% due 05/25/2037 ~		54	42

Washington Mutual Mortgage Pass-Through Certificates Trust
2.227% due 04/25/2037 •(a)		6,616	869
6.500% due 03/25/2036		4,024	2,914

WSTN Trust
7.690% due 07/05/2037 ~		1,600	1,631
8.455% due 07/05/2037 ~		1,600	1,638
9.835% due 07/05/2037 ~		1,300	1,313

Total Non-Agency Mortgage-Backed Securities (Cost $90,177)			82,141

ASSET-BACKED SECURITIES 6.7%

HOME EQUITY OTHER 3.1%

ACE Securities Corp. Home Equity Loan Trust
4.733% due 07/25/2036 •		1,449	1,146

Countrywide Asset-Backed Certificates Trust
4.858% due 09/25/2046 •		12,403	9,700

Merrill Lynch Mortgage Investors Trust
4.773% due 04/25/2037 •		576	286

Morgan Stanley Mortgage Loan Trust
6.103% due 11/25/2036 •		959	352
6.465% due 09/25/2046 þ		6,025	1,973

People’s Financial Realty Mortgage Securities Trust
4.613% due 09/25/2036 •		19,468	3,615

Renaissance Home Equity Loan Trust
6.998% due 09/25/2037 þ		6,303	2,520
7.238% due 09/25/2037 þ		5,454	2,179

Truman Capital Mortgage Loan Trust
8.578% due 01/25/2034 •		2,643	2,583

Washington Mutual Asset-Backed Certificates Trust
4.753% due 05/25/2036 •		129	100

			24,454

WHOLE LOAN COLLATERAL 1.2%

First Franklin Mortgage Loan Trust
5.323% due 06/25/2036 •		3,102	2,818

Specialty Underwriting & Residential Finance Trust
5.428% due 06/25/2036 •		8,070	6,303

			9,121

OTHER ABS 2.4%

Avoca CLO DAC
0.000% due 04/15/2034 ~	EUR	2,150	1,273

Belle Haven ABS CDO Ltd.
8.250% due 07/05/2046 •		$185,947	462

Carlyle Global Market Strategies Euro CLO DAC
0.000% due 04/15/2027 ~	EUR	800	169
0.000% due 01/25/2032 ~		2,200	638

Carlyle U.S. CLO Ltd.
0.000% due 10/15/2031 ~		$4,200	1,138

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,000	1,038
0.010% due 10/22/2031 ~		3,000	180

Cork Street CLO DAC
0.000% due 11/27/2028 ~	EUR	700	129

CVC Cordatus Loan Fund DAC
0.000% due 04/15/2032 ~		3,120	1,032

Duke Funding Ltd.
8.640% due 08/07/2033 •		$13,523	1,756

Glacier Funding CDO Ltd.
8.270% due 08/04/2035 •		6,310	597

Man GLG Euro CLO DAC
0.000% due 10/15/2030 ~	EUR	3,377	129

Marlette Funding Trust
0.000% due 12/15/2028 «(e)		$24	14
0.000% due 04/16/2029 «(e)		7	2
0.000% due 07/16/2029 «(e)		10	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Selection Trust
8.491% due 06/16/2031		$2,699	$2,755

Segovia European CLO DAC
0.000% due 04/15/2035 ~	EUR	1,100	481

Sherwood Funding CDO Ltd.
8.110% due 11/06/2039 •		$31,208	6,004

SLM Student Loan Trust
0.000% due 01/25/2042 «(e)		2	376

SMB Private Education Loan Trust
0.000% due 10/15/2048 «(e)		5	1,197

			19,385

Total Asset-Backed Securities (Cost $121,665)			52,960

SOVEREIGN ISSUES 5.8%

Argentina Government International Bond
0.750% due 07/09/2030 þ		8,658	6,304
1.000% due 07/09/2029		163	133
3.500% due 07/09/2041 þ		9,486	5,948
4.125% due 07/09/2035 þ(j)		3,555	2,368
4.125% due 07/09/2035 þ		4,980	3,201
4.125% due 07/09/2046 þ		115	77
5.000% due 01/09/2038 þ		1,326	930

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	91,200	1,527
13.000% due 01/30/2026		125,400	2,109

Dominican Republic International Bond
11.250% due 09/15/2035		79,600	1,440

Egypt Government International Bond
6.375% due 04/11/2031	EUR	300	275

El Salvador Government International Bond
9.250% due 04/17/2030		$2,900	3,078
9.650% due 11/21/2054		1,700	1,795

Ghana Government International Bond
0.000% due 07/03/2026 (e)		45	42
0.000% due 01/03/2030 (e)		82	63
5.000% due 07/03/2029 þ		339	293
5.000% due 07/03/2035 þ		487	344

Peru Government International Bond
6.900% due 08/12/2037	PEN	1,800	478
6.950% due 08/12/2031		3,500	982

Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	55	57
3.900% due 01/30/2033		122	134
4.000% due 01/30/2037		96	105
4.200% due 01/30/2042		119	132

Romania Government International Bond
5.125% due 09/24/2031		1,700	1,723
5.250% due 05/30/2032		1,000	1,012
5.625% due 05/30/2037		1,000	994
6.375% due 09/18/2033		1,100	1,188

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	268,206	7,502
50.485% (BISTREFI) due 05/17/2028 ~		31,100	868

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$40	22
0.000% due 02/01/2034 þ(g)		149	62
0.000% due 02/01/2035 þ(g)		126	75
0.000% due 02/01/2036 þ(g)		105	62
1.750% due 02/01/2034 þ		183	103
1.750% due 02/01/2035 þ		256	142
1.750% due 02/01/2036 þ		293	159

Venezuela Government International Bond
6.000% due 06/30/2049 ^		365	44
9.250% due 09/15/2027 ^(c)		452	73

Total Sovereign Issues (Cost $41,754)			45,844

		SHARES
COMMON STOCKS 8.4%

COMMUNICATION SERVICES 2.4%

Clear Channel Outdoor Holdings, Inc. (d)		754,306	1,033

	SHARES	MARKET VALUE (000S)

iHeartMedia, Inc. ‘A’ (d)	178,528	$353

iHeartMedia, Inc. ‘B’ «(d)	138,545	247

Oi SA (d)	4,697,543	1,019

Promotora de Informaciones SA ‘A’ (d)	282,619	88

Syniverse Holdings, Inc. «(i)	2,973,558	2,942

Windstream Units «(d)	537,548	13,059

		18,741

CONSUMER DISCRETIONARY 0.0%

West Marine «(d)(i)	3,250	20

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(d)(i)	27,368,642	0

FINANCIALS 1.7%

Banca Monte dei Paschi di Siena SpA	886,500	6,250

Intelsat Emergence SA «(i)	222,366	7,344

MNEQ Holdings, Inc. «(d)(i)	3,757	15

		13,609

HEALTH CARE 3.5%

Amsurg Equity «(d)(i)	603,876	27,668

INDUSTRIALS 0.8%

Clover Holdings, Inc. «(d)(i)	14,886	305

Drillco Holding Lux SA «(i)	170,549	4,285

Forsea Holding SA «	70,121	1,762

Westmoreland Mining Holdings «(d)(i)	87,552	99

Westmoreland Mining LLC «(d)(i)	88,323	309

		6,760

Total Common Stocks (Cost $67,700)		66,798

WARRANTS 0.6%

COMMUNICATION SERVICES 0.6%

Windstream Holdings II LLC - Exp. 10/25/2059 «	353,602	4,597

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	250	0

Total Warrants (Cost $13,588)		4,597

PREFERRED SECURITIES 3.7%

BANKING & FINANCE 3.4%

ADLER Group SA «(d)	1,524,031	0

AGFC Capital Trust
6.668% (US0003M + 1.750%) due 01/15/2067 ~(j)	27,410,000	19,414

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	70,000	61

Compeer Financial ACA
4.875% due 08/15/2026 •(h)	2,100,000	2,048

OCP CLO Ltd.
0.000% due 04/26/2036 «~	8,700	4,659

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)	668,475	770

		26,952

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.3%

SVB Financial Trust
0.000% due 11/07/2032 (e)	19,520	$0
11.000% due 11/07/2032	4,283	2,142

		2,142

Total Preferred Securities (Cost $23,640)		29,094

REAL ESTATE INVESTMENT TRUSTS 0.5%

REAL ESTATE 0.5%

Uniti Group, Inc.	193,839	1,066

VICI Properties, Inc.	95,221	2,781

Total Real Estate Investment Trusts (Cost $1,509)		3,847

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
4.537% due 01/30/2025 (e)(f)	$577	575

Total Short-Term Instruments (Cost $575)		575

Total Investments in Securities (Cost $867,049)		738,243

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 20.7%

SHORT-TERM INSTRUMENTS 20.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.7%

PIMCO Short-Term Floating NAV Portfolio III	16,824,846	$163,824

Total Short-Term Instruments (Cost $163,722)		163,824

Total Investments in Affiliates (Cost $163,722)		163,824

Total Investments 113.9% (Cost $1,030,771)		$902,067

Financial Derivative Instruments (k)(l) 0.2% (Cost or Premiums, net $62,579)		1,927

Other Assets and Liabilities, net (14.1)%		(111,940)

Net Assets Applicable to Common Shareholders 100.0%		$792,054

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Amsurg Equity	11/02/2023 - 11/06/2023	$25,233	$27,668	3.49%
Clover Holdings, Inc.	12/09/2024	223	305	0.04
Drillco Holding Lux SA	06/08/2023	3,411	4,285	0.54
Intelsat Emergence SA	06/19/2017 - 02/23/2024	15,920	7,344	0.93
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	42	15	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	2,930	2,942	0.37
West Marine	09/12/2023	47	20	0.01

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	49

Schedule of Investments	PIMCO High Income Fund	(Cont.)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Westmoreland Mining Holdings	07/11/2016 - 10/19/2016	$2,141	$99	0.01%
Westmoreland Mining LLC	06/30/2023	585	309	0.04

		$50,532	$42,987	5.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BMO	4.860%	11/20/2024	01/21/2025		$ (2,577)	$(2,592)
BPS	3.220	12/18/2024	TBD	(2)	EUR (733)	(761)
BYR	4.840	12/19/2024	03/18/2025		$ (583)	(584)
	4.960	10/09/2024	01/10/2025		(6,928)	(7,011)
	4.960	11/20/2024	02/20/2025		(2,224)	(2,237)
CDC	4.880	12/16/2024	04/15/2025		(1,678)	(1,682)
	4.880	12/17/2024	04/15/2025		(2,437)	(2,442)
	5.010	12/16/2024	04/15/2025		(9,655)	(9,679)
	5.010	12/23/2024	04/22/2025		(20,900)	(20,928)
	5.030	10/23/2024	01/23/2025		(2,978)	(3,007)
	5.030	12/04/2024	01/23/2025		(308)	(309)
	5.030	12/18/2024	01/23/2025		(444)	(445)
	5.130	10/28/2024	01/27/2025		(752)	(759)
	5.130	11/22/2024	01/27/2025		(366)	(368)
	5.130	11/25/2024	01/27/2025		(914)	(919)
	5.130	12/12/2024	01/27/2025		(1,903)	(1,908)
	5.220	11/25/2024	01/03/2025		(274)	(276)
	5.220	12/05/2024	01/03/2025		(459)	(461)
	5.220	12/17/2024	01/03/2025		(336)	(337)
	5.310	12/09/2024	04/08/2025		(2,762)	(2,772)
DEU	4.650	12/20/2024	TBD	(2)	(6,994)	(7,006)
	5.000	12/10/2024	03/11/2025		(18,603)	(18,663)
IND	4.820	12/17/2024	03/17/2025		(3,976)	(3,985)
	4.910	12/17/2024	03/17/2025		(4,461)	(4,471)
	5.120	12/24/2024	03/24/2025		(1,624)	(1,626)
	5.140	12/24/2024	03/24/2025		(787)	(788)
	5.180	10/30/2024	03/06/2025		(964)	(973)
	5.500	12/17/2024	01/07/2025		(261)	(262)
NOM	4.200	12/20/2024	TBD	(2)	(1,131)	(1,133)
RCY	5.060	12/06/2024	01/06/2025		(992)	(996)
SOG	4.870	12/18/2024	03/18/2025		(2,116)	(2,121)
	4.940	12/11/2024	02/18/2025		(249)	(249)
	5.100	10/09/2024	01/09/2025		(6,340)	(6,417)
	5.220	10/09/2024	01/09/2025		(3,147)	(3,185)
	5.220	12/17/2024	01/09/2025		(621)	(622)
UBS	3.172	12/20/2024	03/20/2025		EUR (2,898)	(3,005)

Total Reverse Repurchase Agreements						$(114,979)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BMO	$0	$(2,592)	$0	$(2,592)	$2,665	$73
BPS	0	(761)	0	(761)	858	97
BYR	0	(9,832)	0	(9,832)	11,639	1,807
CDC	0	(46,292)	0	(46,292)	52,955	6,663
DEU	0	(25,669)	0	(25,669)	27,449	1,780
IND	0	(12,105)	0	(12,105)	13,760	1,655
NOM	0	(1,133)	0	(1,133)	1,235	102

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
RCY	$0	$(996)	$0	$(996)	$1,131	$135
SOG	0	(12,594)	0	(12,594)	13,749	1,155
UBS	0	(3,005)	0	(3,005)	3,448	443

Total Borrowings and Other Financing Transactions	$0	$(114,979)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(28,878)	$(38,702)	$(25,959)	$(93,539)
Sovereign Issues	0	0	0	(1,133)	(1,133)
U.S. Government Agencies	0	(996)	0	0	(996)
Preferred Securities	0	0	0	(16,539)	(16,539)
Non-Agency Mortgage-Backed Securities	0	0	0	(2,772)	(2,772)

Total Borrowings	$0	$(29,874)	$(38,702)	$(46,403)	$(114,979)

Payable for reverse repurchase agreements					$(114,979)

(j)	Securities with an aggregate market value of $129,119 and cash of $351 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(122,573) at a weighted average interest rate of 5.403%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	40,800	$696	$(958)	$(262)	$112	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		13,400	1,297	2,479	3,776	0	(40)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		6,900	768	656	1,424	0	(23)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		2,700	(7)	1,954	1,947	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$	13,700	1	401	402	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,200	1	105	106	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.850	Semi-Annual	02/01/2027		43,700	253	3,003	3,256	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		112,200	(2,687)	(5,431)	(8,118)	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		23,400	(313)	(529)	(842)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		27,135	(8)	2,724	2,716	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		89,500	784	(1,789)	(1,005)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		79,200	1,112	(5,439)	(4,327)	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		76,900	(969)	(507)	(1,476)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		31,000	(587)	1,188	601	15	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		53,300	(5,501)	585	(4,916)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		127	0	22	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		7,300	427	1,060	1,487	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		139,800	492	25,318	25,810	157	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		87,000	4,224	13,223	17,447	106	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		59,500	2,570	7,296	9,866	71	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		395,600	59,600	(107,123)	(47,523)	0	(589)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		35,600	(247)	13,121	12,874	44	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		55,100	(135)	22,240	22,105	70	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		42,480	(165)	16,303	16,138	52	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		29,200	2,061	(12,913)	(10,852)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		223,450	(4,208)	98,309	94,101	295	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,700	916	1,187	2,103	11	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	51

Schedule of Investments	PIMCO High Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/20/2054	$	29,000	$1,270	$1,192	$2,462	$33	$0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	65,500	66	(4,785)	(4,719)	107	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		24,100	(1,059)	3,754	2,695	0	(43)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		3,200	290	222	512	0	(8)
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		18,200	76	3,648	3,724	0	(61)
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		7,700	1,317	(3,964)	(2,647)	21	0
Receive (1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		26,400	424	965	1,389	0	(31)

Total Swap Agreements							$62,759	$77,517	$140,276	$1,138	$(1,064)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,138	$1,138	$0	$0	$(1,064)	$(1,064)

Cash of $13,170 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2025	HKD	28,182		$3,627	$0	$(4)

BPS	01/2025	BRL	3,548		631	57	0
	01/2025	CAD	1,066		760	18	0
	01/2025	EUR	642		679	14	0
	01/2025		$573	BRL	3,548	1	0
	01/2025		1,196	CAD	1,719	0	0
	01/2025		2,067	EUR	1,961	0	(35)

BRC	01/2025	TRY	531		$14	0	(1)
	01/2025		$1,157	EUR	1,094	0	(23)
	02/2025	TRY	846		$22	0	(1)
	02/2025		$5,471	TRY	207,158	116	0
	03/2025		1,269		48,597	14	0

CBK	01/2025		950	EUR	902	0	(15)
	02/2025	DOP	1,217		$20	0	0

DUB	02/2025	PEN	2,697		720	4	0
	03/2025		3,267		859	0	(9)

FAR	01/2025	BRL	3,559		575	0	(1)
	01/2025		$578	BRL	3,559	0	(2)
	02/2025	BRL	3,578		$579	3	0

GLM	01/2025	DOP	243		4	0	0
	02/2025		121,944		2,002	15	0
	02/2025		$450	BRL	2,596	0	(32)
	03/2025	DOP	202,519		$3,306	15	0

JPM	02/2025		$259	TRY	10,421	27	0
	05/2025		2,056		90,634	216	0

MBC	01/2025	EUR	71,911		$75,767	1,242	0
	01/2025		$1,626	EUR	1,542	0	(28)
	02/2025	HKD	24,576		$3,164	0	(2)

MYI	02/2025		$2,414	TRY	91,361	47	0

SCX	01/2025	GBP	3,811		$4,837	66	0

UAG	02/2025		$99	TRY	4,045	11	0

Total Forward Foreign Currency Contracts						$1,866	$(153)

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
DUB	Eskom «	4.650%	Quarterly	06/30/2029	0.068%	$	3,300	$0	$227	$227	$0
JPM	Banca Monte Dei Paschi Di nca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	0.562	EUR	200	(4)	9	5	0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.056	$	900	(176)	84	0	(92)

Total Swap Agreements								$(180)	$320	$232	$(92)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$0	$0	$0	$0	$(4)	$0	$0	$(4)	$(4)	$0	$(4)
BPS	90	0	0	90	(35)	0	0	(35)	55	0	55
BRC	130	0	0	130	(25)	0	0	(25)	105	(20)	85
CBK	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
DUB	4	0	227	231	(9)	0	0	(9)	222	(192)	30
FAR	3	0	0	3	(3)	0	0	(3)	0	0	0
GLM	30	0	0	30	(32)	0	0	(32)	(2)	0	(2)
JPM	243	0	5	248	0	0	0	0	248	(222)	26
MBC	1,242	0	0	1,242	(30)	0	0	(30)	1,212	(880)	332
MYC	0	0	0	0	0	0	(92)	(92)	(92)	0	(92)
MYI	47	0	0	47	0	0	0	0	47	0	47
SCX	66	0	0	66	0	0	0	0	66	0	66
UAG	11	0	0	11	0	0	0	0	11	0	11

Total Over the Counter	$1,866	$0	$232	$2,098	$(153)	$0	$(92)	$(245)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	53

Schedule of Investments	PIMCO High Income Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,138	$1,138

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,866	$0	$1,866
Swap Agreements	0	232	0	0	0	232

	$0	$232	$0	$1,866	$0	$2,098

	$0	$232	$0	$1,866	$1,138	$3,236

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,064	$1,064

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$153	$0	$153
Swap Agreements	0	92	0	0	0	92

	$0	$92	$0	$153	$0	$245

	$0	$92	$0	$153	$1,064	$1,309

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$14	$0	$0	$6,940	$6,954

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,574	$0	$4,574
Swap Agreements	0	126	0	0	0	126

	$0	$126	$0	$4,574	$0	$4,700

	$0	$140	$0	$4,574	$6,940	$11,654

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(5,010)	$(5,010)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$724	$0	$724
Swap Agreements	0	(3)	0	0	0	(3)

	$0	$(3)	$0	$724	$0	$721

	$0	$(3)	$0	$724	$(5,010)	$(4,289)

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$2,373	$119,806	$41,506	$163,685
Corporate Bonds & Notes
Banking & Finance	0	62,164	0	62,164
Industrials	0	128,543	24,193	152,736
Utilities	0	36,066	0	36,066
Convertible Bonds & Notes
Industrials	0	4,271	0	4,271
Municipal Bonds & Notes
Michigan	0	1,780	0	1,780
Puerto Rico	0	1,106	0	1,106
Texas	0	7,885	0	7,885
West Virginia	0	6,167	0	6,167
U.S. Government Agencies	0	8,263	8,264	16,527
Non-Agency Mortgage-Backed Securities	0	82,141	0	82,141
Asset-Backed Securities
Home Equity Other	0	24,454	0	24,454
Whole Loan Collateral	0	9,121	0	9,121
Other ABS	0	17,781	1,604	19,385
Sovereign Issues	0	45,844	0	45,844
Common Stocks
Communication Services	2,493	0	16,248	18,741
Consumer Discretionary	0	0	20	20
Financials	6,250	0	7,359	13,609
Health Care	0	0	27,668	27,668
Industrials	0	0	6,760	6,760
Warrants
Communication Services	0	0	4,597	4,597
Preferred Securities
Banking & Finance	0	22,293	4,659	26,952
Industrials	0	2,142	0	2,142
Real Estate Investment Trusts
Real Estate	3,847	0	0	3,847

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Loan Participations and Assignments	$0	$0	$0	$0
Short-Term Instruments
U.S. Treasury Bills	0	575	0	575

	$14,963	$580,402	$142,878	$738,243

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$163,824	$0	$0	$163,824

Total Investments	$178,787	$580,402	$142,878	$902,067

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,138	0	1,138
Over the counter	0	1,871	227	2,098

	$0	$3,009	$227	$3,236

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,064)	0	(1,064)
Over the counter	0	(245)	0	(245)

	$0	$(1,309)	$0	$(1,309)

Total Financial Derivative Instruments	$0	$1,700	$227	$1,927

Totals	$178,787	$582,102	$143,105	$903,994

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$40,144	$22,197	$(19,489)	$148	$13	$9,792	$220	$(11,519)	$41,506	$3
Corporate Bonds & Notes
Banking & Finance	8,423	0	(8,471)	0	34	14	0	0	0	0
Industrials	25,328	181	(145)	(26)	0	(2,317)	1,172	0	24,193	(2,316)
U.S. Government Agencies	7,989	0	(115)	18	38	334	0	0	8,264	328
Non-Agency Mortgage-Backed Securities	73	0	(2)	0	0	3	0	(74)	0	0
Asset-Backed Securities	1,738	0	0	0	0	(134)	0	0	1,604	(134)
Common Stocks
Communication Services (3)	11,810	175	0	0	0	4,263	0	0	16,248	4,263
Consumer Discretionary (4)	12,262	0	(12,536)	0	9,618	(9,324)	0	0	20	0
Energy	182	0	(196)	0	104	(90)	0	0	0	0
Financials	8,271	42	0	0	0	(954)	0	0	7,359	(954)
Health Care	29,894	0	0	0	0	(2,226)	0	0	27,668	(2,226)
Industrials	6,198	224	0	0	0	338	0	0	6,760	338
Warrants
Communication Services	0	4,597	0	0	0	0	0	0	4,597	0
Preferred Securities
Banking & Finance	0	0	0	0	0	0	4,659	0	4,659	0
Industrials	0	0	0	0	(1,984)	1,984	0	0	0	0

	$152,312	$27,416	$(40,954)	$140	$7,823	$1,683	$6,051	$(11,593)	$142,878	$(698)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	55

Schedule of Investments	PIMCO High Income Fund	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Financial Derivative Instruments - Assets
Over the counter	$255	$0	$0	$0	$0	$(28)	$0	$0	$227	$(28)

Totals	$152,567	$27,416	$(40,954)	$140	$7,823	$1,655	$6,051	$(11,593)	$143,105	$(726)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$19,311	Discounted Cash Flow	Discount Rate		8.978-25.430	15.675
	220	Expected Recovery	Recovery Rate		15.419	—
	6,821	Proxy Pricing	Base Price		100.000	—
	15,154	Third Party Vendor	Broker Quote		99.188-100.250	99.697
Corporate Bonds & Notes
Industrials	22,987	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/Discount Rate	x/%	1.000/9.750	—
	732	Indicative Market Quotation	Broker Quote		61.000	—
	474	Other Valuation Techniques (5)	—		—	—
U.S. Government Agencies	8,264	Discounted Cash Flow	Discount Rate		11.599	—
Asset-Backed Securities	1,604	Discounted Cash Flow	Discount Rate		12.000-20.000	13.877
Common Stocks
Communication Services	13,059	Comparable Companies	EBITDA Multiple	X	4.640	—
	2,942	Discounted Cash Flow	Discount Rate		12.280	—
	247	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Consumer Discretionary	20	Discounted Cash Flow/ Comparable Companies	Discount Rate/Revenue multiple	%/x	20.750/0.500	—
Financials	7,344	Comparable Companies	EBITDA Multiple	X	4.600	—
	15	Other Valuation Techniques (5)	—		—	—
Health Care	27,668	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	6,455	Indicative Market Quotation	Broker Quote		$1.130-25.125	2.927
	305	Other Valuation Techniques (5)	—		—	—
Warrants
Communication Services	4,597	Recent Transaction	Purchase Price		$13.000	—
Preferred Securities
Banking & Finance	4,659	Other Valuation Techniques (5)	—		—	—

Financial Derivative Instruments - Assets
Over the counter	227	Indicative Market Quotation	Broker Quote		6.830	—

Total	$143,105

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Industrials and Utilities to Communication Services since prior fiscal year end.
(4)	Sector type updated from Industrials and Utilities to Consumer Discretionary since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Income Strategy Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 28.5%

Advisor Group, Inc.
7.857% due 08/17/2028 ~	$199	$200

Air Canada
6.337% due 03/21/2031 ~	100	100

AL GCX Holdings LLC
7.257% due 05/17/2029 ~	1,492	1,504

AP Core Holdings LLC
9.971% due 09/01/2027 ~	7,055	6,873

Auris Luxembourg III SARL
8.177% due 02/28/2029 ~	100	101

BDO U.S.A PC
9.524% due 08/31/2028 «~	1,347	1,355

Cengage Learning, Inc.
7.856% (PRIME + 2.500%) due 03/24/2031 ~	796	801

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ	3,200	3,209

Databricks, Inc.
TBD% due 12/20/2030 «µ	91	90
TBD% due 12/20/2030 «	409	407

Diamond Sports Group LLC
TBD% due 05/25/2026 «~	960	148

DirecTV Financing LLC
9.847% due 08/02/2027 ~	334	336

Element Materials Technology Group U.S. Holdings, Inc.
8.079% due 07/06/2029 ~	1,980	1,995

Encina Private Credit LLC
TBD% due 11/30/2025 «µ	801	787

Endure Digital, Inc.
8.138% due 02/10/2028 «~	1,197	981

Envision Healthcare Corp.
11.382% due 07/20/2026 «~	542	542
12.507% due 11/03/2028 ~	6,777	6,879

EPIC Y-Grade Services LP
10.340% (TSFR3M + 5.750%) due 06/29/2029 ~	1,097	1,101

Finastra U.S.A., Inc.
TBD% due 09/13/2029 «~µ	56	56
TBD% due 09/13/2029 «~	540	548

First Brands Group LLC
9.847% due 03/30/2027 ~	1,594	1,499

Galaxy U.S. Opco, Inc.
9.335% due 04/29/2029 ~	1,777	1,588

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030	3,179	3,233

Hudson’s Bay Co.
TBD% due 04/03/2026	1,044	1,043

iHeartCommunications, Inc.
7.721% due 05/01/2026 ~	320	286

Ivanti Software, Inc.
9.121% due 12/01/2027 ~	4,666	3,826

J&J Ventures Gaming LLC
9.471% due 04/26/2028 «~	790	797

LABL, Inc.
9.457% due 10/29/2028 ~	1,588	1,539

Lealand Finance Co. BV
7.471% due 06/30/2027 ~	40	21
8.472% due 12/31/2027 ~	210	84

Lifepoint Health, Inc.
8.406% due 05/17/2031 ~	2,627	2,639

Magenta Security Holdings LLC
11.595% due 07/27/2028 ~	59	55

Magenta Security Holdings LLC (5.500% PIK)
5.500% due 07/27/2028 ~(b)	264	93

Magenta Security Holdings LLC (6.250% PIK)
6.250% due 07/27/2028 ~(b)	76	46

MI Windows and Doors LLC
7.357% due 03/28/2031 ~	100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		$4,770	$4,117

Obol France 3 SAS
8.058% (TSFR3M + 4.750%) due 12/31/2028 ~	EUR	2,717	2,718

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	1,600	1,987

Ontario Gaming GTA LP
8.579% due 08/01/2030 ~		$99	99

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,600	1,082

Promotora de Informaciones SA
8.439% (EUR003M + 5.220%) due 12/31/2026 ~		8,567	8,785

Promotora de Informaciones SA (5.000% PIK)
5.000% (EUR003M + 2.970%) due 06/30/2027 ~(b)		162	160

RealPage, Inc.
7.590% due 04/24/2028 ~		$1,413	1,412

SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~	EUR	1,100	1,125
10.085% due 03/29/2030 ~		$1,670	1,597

Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026 ~	EUR	8,769	2,886

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~		1,566	1,626

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$8,936	8,974

Triton Water Holdings, Inc.
8.329% due 03/31/2028 ~		298	301

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		9,520	8,941

Unicorn Bay
13.000% due 12/31/2026 «	HKD	25,456	3,281

Upfield BV
8.178% (EUR006M + 4.500%) due 01/03/2028 ~	EUR	1,700	1,765

Veritas U.S., Inc.
TBD% due 12/18/2027		$114	115
TBD% due 12/09/2029		344	343

Vistra Zero Operating Co. LLC
6.357% due 04/30/2031 ~		199	200

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		3,373	3,611

Westmoreland Coal Co.
8.000% due 03/15/2029		776	485

Total Loan Participations and Assignments (Cost $105,232)			100,473

CORPORATE BONDS & NOTES 35.9%

BANKING & FINANCE 7.7%

Adler Financing SARL
12.500% due 12/31/2028	EUR	2,559	2,742

Armor Holdco, Inc.
8.500% due 11/15/2029 (i)		$2,000	2,029

Banca Monte dei Paschi di Siena SpA
10.500% due 07/23/2029	EUR	1,442	1,886

Barclays PLC
6.490% due 09/13/2029 •(i)		$200	208
6.692% due 09/13/2034 •(i)		300	318
7.437% due 11/02/2033 •(i)		970	1,068

BOI Finance BV
7.500% due 02/16/2027	EUR	1,500	1,516

CaixaBank SA
6.840% due 09/13/2034 •(i)		$200	213

CBRE Services, Inc.
5.950% due 08/15/2034 (i)		400	413

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Claveau Re Ltd.
21.564% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		$467	$415

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	500	138

Credit Suisse AG AT1 Claim		$3,840	480

GSPA Monetization Trust
6.422% due 10/09/2029		958	950

Hestia Re Ltd.
14.364% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		469	425

Integrity Re Ltd.
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		1,000	920

JAB Holdings BV
3.750% due 05/28/2051 (i)		250	163
4.500% due 04/08/2052		100	75

Long Walk Reinsurance Ltd.
14.034% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		400	407

Sammons Financial Group, Inc.
6.875% due 04/15/2034 (i)		100	105

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		714	701

Societe Generale SA
6.691% due 01/10/2034 •(i)		400	411

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	3,784	1,335

UBS Group AG
6.537% due 08/12/2033 •(i)		$250	265
9.016% due 11/15/2033 •(i)		250	302

Uniti Group LP
6.000% due 01/15/2030 (i)		4,868	4,281
6.500% due 02/15/2029 (i)		1,400	1,272

Ursa Re Ltd.
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		400	424

VICI Properties LP
3.875% due 02/15/2029 (i)		1,800	1,697
4.500% due 01/15/2028 (i)		1,280	1,253

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		1,737	0

Winston RE Ltd.
14.564% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		250	263

Yosemite Re Ltd.
14.879% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		390	401

			27,076

INDUSTRIALS 21.4%

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		1,601	1,680

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		2,984	3,422

CVS Pass-Through Trust
7.507% due 01/10/2032 (i)		273	288

DISH DBS Corp.
5.250% due 12/01/2026		3,520	3,206
5.750% due 12/01/2028		3,560	3,050

Ecopetrol SA
8.375% due 01/19/2036 (i)		200	193

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)		38	6

Fertitta Entertainment LLC
6.750% due 01/15/2030		1,600	1,477

Ford Motor Co.
7.700% due 05/15/2097 (i)		4,805	4,981

GN Bondco LLC
9.500% due 10/15/2031 (i)		1,600	1,687

Great Canadian Gaming Corp.
8.750% due 11/15/2029 (i)		100	102

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	57

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
7.500% due 11/15/2095 (i)		$1,050	$1,107

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (i)		7,443	6,884

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	884	934

JetBlue Airways Corp.
9.875% due 09/20/2031 (i)		$1,700	1,808

LifePoint Health, Inc.
4.375% due 02/15/2027 (i)		200	192
9.875% due 08/15/2030 (i)		400	432
11.000% due 10/15/2030 (i)		1,400	1,538

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	400	406

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032 (i)		$100	101

New Albertsons LP
6.570% due 02/23/2028		2,800	2,805

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		500	305
11.750% due 10/15/2028 «		300	264

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (i)		5,300	4,985

Olympus Water U.S. Holding Corp.
5.375% due 10/01/2029	EUR	1,400	1,391

Petroleos Mexicanos
6.700% due 02/16/2032 (i)		$830	723
6.840% due 01/23/2030 (i)		400	366
8.750% due 06/02/2029 (i)		765	767

PetSmart, Inc.
7.750% due 02/15/2029 (i)		900	871

Topaz Solar Farms LLC
4.875% due 09/30/2039 (i)		798	746
5.750% due 09/30/2039 (i)		3,870	3,775

Transocean, Inc.
8.250% due 05/15/2029 (i)		1,500	1,471

U.S. Renal Care, Inc.
10.625% due 06/28/2028		843	723

Valaris Ltd.
8.375% due 04/30/2030 (i)		356	360

Vale SA
0.000% due 12/29/2049 ~(g)	BRL	60,000	3,445

Venture Global LNG, Inc.
9.500% due 02/01/2029 (i)		$800	885
9.875% due 02/01/2032 (i)		1,200	1,318

Viridien
7.750% due 04/01/2027	EUR	2,800	2,901
8.750% due 04/01/2027 (i)		$1,544	1,520

Vital Energy, Inc.
7.875% due 04/15/2032 (i)		100	96

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		13,761	11,365

Yinson Boronia Production BV
8.947% due 07/31/2042 (i)		800	836

			75,412

UTILITIES 6.8%

FORESEA Holding SA
7.500% due 06/15/2030 (i)		195	188
7.500% due 06/15/2030		272	262

NGD Holdings BV
6.750% due 12/31/2026		143	113

Northwestern Bell Telephone
7.750% due 05/01/2030		7,000	5,917

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (b)		6,396	5,762

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (b)		13,836	1,539

Pacific Gas & Electric Co.
4.000% due 12/01/2046 (i)		1,004	759
4.200% due 03/01/2029 (i)		900	870

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.450% due 04/15/2042 (i)	$322	$268
4.750% due 02/15/2044 (i)	1,826	1,564
4.950% due 07/01/2050 (i)	2,172	1,888

Peru LNG SRL
5.375% due 03/22/2030	4,400	4,058

Vistra Operations Co. LLC
6.950% due 10/15/2033 (i)	800	863

		24,051

Total Corporate Bonds & Notes (Cost $144,491)		126,539

CONVERTIBLE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

DISH Network Corp.
3.375% due 08/15/2026	1,600	1,340

Total Convertible Bonds & Notes (Cost $1,600)		1,340

MUNICIPAL BONDS & NOTES 1.3%

MICHIGAN 0.3%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	1,300	1,006

PUERTO RICO 0.4%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	2,514	1,562

WEST VIRGINIA 0.6%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	21,900	2,040

Total Municipal Bonds & Notes (Cost $4,866)		4,608

U.S. GOVERNMENT AGENCIES 2.1%

Fannie Mae
0.609% due 12/25/2040 •(i)	120	111
1.367% due 02/25/2049 •(a)	199	21
3.500% due 12/25/2032 - 12/25/2049 (a)	359	58
3.500% due 03/25/2042 (a)(i)	719	54
4.000% due 11/25/2042 (a)(i)	542	60

Freddie Mac
0.406% due 11/15/2040 •(i)	102	80
0.700% due 11/25/2055 ~(a)	15,683	943
3.000% due 11/15/2033 (a)	627	27
3.161% due 05/25/2057 ~	278	111
4.248% due 05/25/2064 ~	300	139
5.992% due 11/25/2055 «~	3,721	2,394
12.233% due 12/25/2027 •	1,151	1,183
12.369% due 11/25/2041 •	1,900	2,061

Total U.S. Government Agencies (Cost $7,502)		7,242

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%

Banc of America Funding Trust
6.000% due 08/25/2036	308	275

BCAP LLC Trust
3.958% due 03/27/2036 ~	565	390
4.475% due 03/26/2037 þ	289	427

Bear Stearns ALT-A Trust
4.411% due 09/25/2047 ~	1,652	807
4.773% due 06/25/2046 •	688	612
4.787% due 11/25/2036 ~	127	65
5.420% due 09/25/2035 ~	96	47

CALI Mortgage Trust
3.957% due 03/10/2039 (i)	1,600	1,439

CD Mortgage Trust
5.688% due 10/15/2048	133	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Trust
5.023% due 12/25/2035 ~		$1	$1
6.000% due 02/25/2037		297	113
6.000% due 07/25/2037		203	90
6.250% due 10/25/2036		522	202

Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		4	4

Colony Mortgage Capital Ltd.
6.872% due 11/15/2038 •		1,100	1,026
7.568% due 11/15/2038 •		1,600	1,402

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036		668	375
6.000% due 08/25/2037 ~		331	171

Countrywide Alternative Loan Trust
4.803% due 05/25/2037 •		133	42
5.500% due 03/25/2035		97	40
5.500% due 12/25/2035		847	432
5.750% due 01/25/2035		48	47
5.865% due 04/25/2036 ~		122	109
6.000% due 02/25/2035		103	84
6.000% due 08/25/2036 •		117	67
6.000% due 12/25/2036		1,312	354
6.000% due 04/25/2037		349	157
6.250% due 11/25/2036		190	140
6.250% due 12/25/2036 •		615	254
6.500% due 08/25/2036		184	57

Countrywide Home Loan Mortgage Pass-Through Trust
5.400% due 02/20/2035 ~		1	1
5.500% due 10/25/2035		147	81
6.250% due 09/25/2036		157	58

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.778% due 11/10/2032 ~		1,000	200
9.044% due 07/15/2032 •		3,147	3,084

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
6.403% due 06/25/2034 •		1,980	1,968

Eurosail PLC
8.846% due 06/13/2045 •	GBP	239	248

GSR Mortgage Loan Trust
6.000% due 02/25/2036		$1,005	393

HarborView Mortgage Loan Trust
5.052% due 07/19/2035 ~		11	8
5.201% due 01/19/2035 •		16	14

Hilton USA Trust
2.828% due 11/05/2035 (i)		1,400	1,094

IndyMac IMSC Mortgage Loan Trust
6.500% due 07/25/2037		1,634	585

JP Morgan Alternative Loan Trust
4.156% due 03/25/2037 ~		326	260
4.772% due 03/25/2036 ~		309	215

JP Morgan Chase Commercial Mortgage Securities Trust
6.015% due 07/05/2033 •(i)		1,182	1,065
6.044% due 11/15/2035 •		1,300	1,145
6.394% due 11/15/2035 •		600	398
6.745% due 02/15/2035 •		823	797
8.695% due 02/15/2035 •		1,892	1,830

JP Morgan Mortgage Trust
5.624% due 02/25/2036 ~		70	47
5.635% due 01/25/2037 ~		67	56

Lehman XS Trust
4.893% due 06/25/2047 •		343	351

Merrill Lynch Mortgage Investors Trust
4.273% due 03/25/2036 ~		441	214

Morgan Stanley Bank of America Merrill Lynch Trust
3.708% due 05/15/2046 ~		302	284

Morgan Stanley Capital Trust
9.045% due 11/15/2034 •		1,200	1,152

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~		2,023	569

Residential Asset Securitization Trust
5.750% due 02/25/2036		372	136
6.000% due 07/25/2037		1,784	662
6.250% due 09/25/2037		1,160	463

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 09/25/2036		$41	$32
6.000% due 06/25/2037		540	416

Soho Trust
2.697% due 08/10/2038 ~		2,800	2,118

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 01/25/2036 ~		393	218
5.660% due 11/25/2036 ~		324	245

SunTrust Adjustable Rate Mortgage Loan Trust
5.748% due 02/25/2037 ~		30	26
5.842% due 04/25/2037 ~		149	78

Verus Securitization Trust
7.818% due 06/25/2069 ~		500	490

WaMu Mortgage Pass-Through Certificates Trust
4.002% due 10/25/2036 ~		137	118
4.060% due 02/25/2037 ~		111	93
4.170% due 12/25/2046 •		145	127
5.353% due 10/25/2045 •		1,532	1,309

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		12	11

WSTN Trust
7.690% due 07/05/2037 ~(i)		800	815
8.455% due 07/05/2037 ~		800	819
9.835% due 07/05/2037 ~		600	606

Total Non-Agency Mortgage-Backed Securities (Cost $37,629)			34,251

ASSET-BACKED SECURITIES 7.6%

HOME EQUITY OTHER 2.1%

ABFC Trust
4.753% due 10/25/2036 •		119	130

Argent Securities Trust
4.833% due 03/25/2036 •		5,639	3,057

Citigroup Mortgage Loan Trust
4.753% due 12/25/2036 •		2,518	913

Merrill Lynch Mortgage Investors Trust
4.773% due 04/25/2037 •		173	86

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ~		186	103

Ownit Mortgage Loan Trust
4.948% due 03/25/2037 •		2,307	2,274

People’s Choice Home Loan Securities Trust
5.338% due 06/25/2034 •		385	362

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ		1,035	414

			7,339

HOME EQUITY SEQUENTIAL 0.2%

Morgan Stanley Mortgage Loan Trust
4.693% due 04/25/2037 •		2,406	652

WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036		213	77

Residential Asset Mortgage Products Trust
5.013% due 09/25/2036 •		87	80

Securitized Asset-Backed Receivables LLC Trust
4.733% due 05/25/2036 •		3,642	1,860

			2,017

OTHER ABS 4.7%

ABSLT DE 2024 LLC
0.000% due 05/20/2033 «~		5,300	5,345

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,750	521

Apidos CLO
0.000% due 01/20/2031 ~		$2,200	744

Avoca CLO DAC
0.000% due 07/15/2032 ~	EUR	1,070	798

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Belle Haven ABS CDO Ltd.
8.250% due 07/05/2046 •		$85,896	$213

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		1,200	311
0.010% due 10/22/2031 ~		1,000	60

College Avenue Student Loans LLC
0.000% due 06/25/2054 «(e)		5	2,561
6.610% due 06/25/2054 «		626	626
8.660% due 06/25/2054 «		902	927

Dryden CLO Ltd.
0.000% due 07/17/2031 ~		5,689	1,443

Marlette Funding Trust
0.000% due 07/16/2029 «(e)		6	10
0.000% due 03/15/2030 «(e)		3	27

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(e)		1	584

SLM Student Loan Trust
0.000% due 01/25/2042 «(e)		2	472

SoFi Professional Loan Program LLC
0.000% due 09/25/2040 «(e)		846	75

Taberna Preferred Funding Ltd.
5.196% due 08/05/2036 •		2,306	2,087

			16,804

Total Asset-Backed Securities (Cost $46,305)			26,812

SOVEREIGN ISSUES 3.9%

Argentina Government International Bond
0.750% due 07/09/2030 þ		1,665	1,213
1.000% due 07/09/2029		366	298
3.500% due 07/09/2041 þ		2,872	1,801
4.125% due 07/09/2035 þ(i)		1,948	1,297
4.125% due 07/09/2046 þ		115	77
5.000% due 01/09/2038 þ(i)		6,188	4,338

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	73,000	1,222
13.000% due 01/30/2026		58,500	984

Ghana Government International Bond
0.000% due 07/03/2026 (e)		$29	27
0.000% due 01/03/2030 (e)		54	42
5.000% due 07/03/2029 þ		218	189
5.000% due 07/03/2035 þ		313	221

Peru Government International Bond
6.900% due 08/12/2037	PEN	900	239
6.950% due 08/12/2031		200	56

Romania Government International Bond
5.375% due 03/22/2031	EUR	190	197
5.500% due 09/18/2028		500	538
6.375% due 09/18/2033		500	540

Turkey Government International Bond
50.485% (BISTREFI) due 05/17/2028 ~	TRY	13,466	376

Venezuela Government International Bond
6.000% due 06/30/2049 ^		$120	14
9.250% due 09/15/2027 ^(c)		151	24

Total Sovereign Issues (Cost $12,098)			13,693

		SHARES
COMMON STOCKS 8.6%

COMMUNICATION SERVICES 2.6%

Clear Channel Outdoor Holdings, Inc. (d)		261,329	358

iHeartMedia, Inc. ‘A’ (d)		62,317	123

iHeartMedia, Inc. ‘B’ «(d)		48,387	86

Oi SA (d)		2,396,619	520

Promotora de Informaciones SA ‘A’ (d)		130,203	41

Syniverse Holdings, Inc. «(h)		1,388,926	1,374

Windstream Units «(d)		272,031	6,609

			9,111

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

West Marine «(d)(h)	1,500	$9

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(d)(h)	12,793,342	0

FINANCIALS 2.1%

Banca Monte dei Paschi di Siena SpA	523,500	3,691

Intelsat Emergence SA «(h)	113,713	3,755

MNEQ Holdings, Inc. «(d)(h)	1,675	7

		7,453

HEALTH CARE 3.6%

Amsurg Equity «(d)(h)	275,005	12,600

INDUSTRIALS 0.3%

Clover Holdings, Inc. «(d)(h)	7,609	156

Drillco Holding Lux SA «(h)	26,444	665

Forsea Holding SA «	10,980	276

Westmoreland Mining Holdings «(d)(h)	25,226	28

Westmoreland Mining LLC «(d)(h)	25,448	89

		1,214

Total Common Stocks (Cost $29,525)		30,387

WARRANTS 0.6%

COMMUNICATION SERVICES 0.6%

Windstream Holdings II LLC - Exp. 10/25/2059 «	178,944	2,326

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	195	0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	277	1

Total Warrants (Cost $4,594)		2,327

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.4%

ADLER Group SA «(d)	675,204	0

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(g)	35,000	31

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(g)	1,246,400	1,435

		1,466

INDUSTRIALS 0.3%

SVB Financial Trust
0.000% due 11/07/2032 (e)	13,600	0
11.000% due 11/07/2032	1,910	955

		955

Total Preferred Securities (Cost $2,771)		2,421

REAL ESTATE INVESTMENT TRUSTS 0.5%

REAL ESTATE 0.5%

Uniti Group, Inc.	98,821	544

VICI Properties, Inc.	45,844	1,339

Total Real Estate Investment Trusts (Cost $933)		1,883

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	59

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
4.537% due 01/30/2025 (e)(f)	$304	$303

Total Short-Term Instruments (Cost $303)		303

Total Investments in Securities (Cost $397,849)		352,279

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 15.3%

SHORT-TERM INSTRUMENTS 15.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.3%

PIMCO Short-Term Floating NAV Portfolio III	5,538,236	$53,926

Total Short-Term Instruments (Cost $53,888)		53,926

Total Investments in Affiliates (Cost $53,888)		53,926

MARKET VALUE (000S)
Total Investments 115.2% (Cost $451,737)	$406,205

Financial Derivative Instruments (j)(k) 0.2% (Cost or Premiums, net $(2,432))	812

Other Assets and Liabilities, net (15.4)%	(54,521)

Net Assets Applicable to Common Shareholders 100.0%	$352,496

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Amsurg Equity	11/02/2023 - 11/06/2023	$11,491	$12,600	3.57%
Clover Holdings, Inc.	12/09/2024	114	156	0.04
Drillco Holding Lux SA	06/08/2023	529	665	0.19
Intelsat Emergence SA	06/19/2017 - 02/23/2024	7,942	3,755	1.07
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	19	7	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	1,368	1,374	0.39
West Marine	09/12/2023	21	9	0.00
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	727	28	0.01
Westmoreland Mining LLC	06/30/2023	169	89	0.03

		$22,380	$18,683	5.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BMO	4.860%	11/20/2024	01/21/2025		$ (395)	$(397)
BOS	5.330	11/05/2024	02/05/2025		(3,178)	(3,205)
BPS	3.320	12/18/2024	TBD	(2)	EUR (1,136)	(1,179)
	3.396	12/19/2024	TBD	(2)	(784)	(813)

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BYR	4.840%	12/17/2024	03/18/2025		$(689)	$(690)
	4.910	10/09/2024	01/10/2025		(1,279)	(1,294)
	4.940	11/21/2024	02/21/2025		(1,930)	(1,941)
	4.960	11/19/2024	02/19/2025		(2,621)	(2,637)
	4.960	11/20/2024	02/20/2025		(3,450)	(3,471)
	4.960	12/17/2024	03/18/2025		(487)	(488)
CDC	4.880	12/16/2024	04/15/2025		(260)	(261)
	4.880	12/17/2024	04/15/2025		(2,521)	(2,527)
	4.920	11/19/2024	02/19/2025		(286)	(288)
	5.010	12/16/2024	04/15/2025		(12,261)	(12,291)
	5.010	12/23/2024	04/22/2025		(877)	(878)
	5.030	10/23/2024	01/23/2025		(166)	(168)
	5.030	12/18/2024	01/23/2025		(2,035)	(2,039)
	5.130	10/28/2024	01/27/2025		(563)	(568)
	5.220	10/01/2024	01/03/2025		(3,067)	(3,108)
DEU	5.000	12/10/2024	03/11/2025		(1,824)	(1,829)
	5.100	10/28/2024	01/28/2025		(100)	(101)
IND	5.069	12/24/2024	03/24/2025		(1,362)	(1,364)
	5.120	12/24/2024	03/24/2025		(1,493)	(1,495)
	5.130	12/24/2024	03/24/2025		(3,265)	(3,269)
	5.140	12/24/2024	03/24/2025		(511)	(511)
	5.220	11/08/2024	02/10/2025		(936)	(944)
	5.260	12/06/2024	03/06/2025		(856)	(860)
	5.280	09/09/2024	03/06/2025		(757)	(770)
	5.310	12/06/2024	03/06/2025		(661)	(664)
MSB	5.260	10/29/2024	04/28/2025		(284)	(287)
NOM	4.200	12/20/2024	TBD	(2)	(1,188)	(1,190)
	4.300	12/20/2024	TBD	(2)	(4,225)	(4,232)
RCY	5.060	12/06/2024	01/06/2025		(259)	(260)
RTA	5.130	12/20/2024	03/19/2025		(1,463)	(1,465)
SOG	5.050	10/24/2024	01/24/2025		(504)	(509)
	5.100	10/09/2024	01/09/2025		(2,052)	(2,077)
	5.180	10/16/2024	01/15/2025		(271)	(274)
	5.220	10/09/2024	01/09/2025		(1,297)	(1,313)

Total Reverse Repurchase Agreements						$(61,657)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BMO	$0	$(397)	$0	$(397)	$413	$16
BOS	0	(3,205)	0	(3,205)	4,275	1,070
BPS	0	(1,992)	0	(1,992)	2,342	350
BYR	0	(10,521)	0	(10,521)	11,982	1,461
CDC	0	(22,128)	0	(22,128)	25,105	2,977
DEU	0	(1,930)	0	(1,930)	2,134	204
IND	0	(9,877)	0	(9,877)	11,661	1,784
MSB	0	(287)	0	(287)	313	26
NOM	0	(5,422)	0	(5,422)	5,590	168
RCY	0	(260)	0	(260)	305	45
RTA	0	(1,465)	0	(1,465)	1,687	222
SOG	0	(4,173)	0	(4,173)	4,437	264

Total Borrowings and Other Financing Transactions	$0	$(61,657)	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	61

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(11,848)	$(23,425)	$(16,770)	$(52,043)
U.S. Government Agencies	0	(260)	0	0	(260)
Non-Agency Mortgage-Backed Securities	0	0	(2,467)	(287)	(2,754)
Sovereign Issues	0	0	0	(5,421)	(5,421)
Preferred Securities	0	0	0	(1,179)	(1,179)

Total Borrowings	$0	$(12,108)	$(25,892)	$(23,657)	$(61,657)

Payable for reverse repurchase agreements					$(61,657)

(i)	Securities with an aggregate market value of $70,202 and cash of $350 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(61,507) at a weighted average interest rate of 5.470%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
										Asset	Liability
Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	0.987%	EUR	200	$14	$(1)	$13	$0	$0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	1.148		1,986	76	79	155	1	0

							$90	$78	$168	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	19,100	$346	$(469)	$(123)	$52	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		7,300	709	1,348	2,057	0	(22)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		3,700	412	351	763	0	(12)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		300	(1)	217	216	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		$6,400	1	187	188	1	0
Pay	1-Day USD-SOFR Compounded-OIS	5.250	Annual	06/17/2025		56,000	134	145	279	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,000	0	48	48	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		15,300	249	(729)	(480)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		4,900	(1)	309	308	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		21,600	(51)	(1,203)	(1,254)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,730	(1)	170	169	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		10,900	(27)	(586)	(613)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		4,500	(1)	270	269	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		18,000	(48)	(918)	(966)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		28,100	106	(1,569)	(1,463)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		15,100	(3)	1,488	1,485	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		16,100	(4)	1,608	1,604	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		49,900	1,404	(4,131)	(2,727)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		14,500	(274)	555	281	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		61,800	(6,367)	667	(5,700)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		1,400	0	256	256	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	04/12/2031		7,000	(14)	(1,178)	(1,192)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		36,300	2,460	4,921	7,381	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		20,100	(281)	3,427	3,146	24	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,500	(1,710)	(48)	(1,758)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		19,000	172	(985)	(813)	0	(25)

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.500%	Annual	06/19/2044		$75,300	$(212)	$3,844	$3,632	$0	$(99)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		3,200	(22)	1,179	1,157	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		8,400	(21)	3,391	3,370	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		8,800	(34)	3,377	3,343	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		1,700	(5)	545	540	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	12/11/2050		91,100	18	45,746	45,764	113	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	3,900	97	(110)	(13)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	3,400	62	392	454	0	(8)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		3,600	326	250	576	0	(9)
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		9,900	139	382	521	0	(11)

							$(2,442)	$63,147	$60,705	$291	$(309)

Total Swap Agreements							$(2,352)	$63,225	$60,873	$292	$(309)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$292	$292	$0	$0	$(309)	$(309)

Cash of $8,997 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2025	HKD	13,554		$1,744	$0	$(2)

BPS	01/2025	CAD	1,472		1,050	25	0
	01/2025	EUR	690		725	10	0
	01/2025		$1,537	CAD	2,209	0	0
	01/2025		244	EUR	234	0	(2)

BRC	01/2025	EUR	246		$259	5	0
	01/2025		$816	EUR	783	0	(4)
	02/2025		34	TRY	1,268	1	0
	03/2025		8,113		309,273	116	0

CBK	01/2025	DOP	1,578		$26	0	0
	02/2025		4,260		70	1	0

DUB	02/2025		$111	MXN	2,251	0	(4)
	03/2025	PEN	1,148		$302	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	63

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	01/2025	DOP	2,130		$35	$0	$0
	02/2025		79,281		1,302	10	0
	03/2025		46,773		762	2	0

JPM	05/2025		$434	TRY	19,281	45	0

MBC	01/2025	EUR	32,048		$33,768	554	0
	02/2025	HKD	11,819		1,522	0	(1)

MYI	02/2025		$16	TRY	608	0	0

SCX	01/2025	GBP	684		$868	12	0

Total Forward Foreign Currency Contracts						$781	$(16)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
DUB	Eskom «	4.650%	Quarterly	06/30/2029	0.068%		$1,500	$0	$103	$103	$0

JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	0.562	EUR	100	(2)	4	2	0

MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.056		$400	(78)	37	0	(41)

Total Swap Agreements								$(80)	$144	$105	$(41)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$0	$0	$0	$0	$(2)	$0	$0	$(2)	$(2)	$0	$(2)
BPS	35	0	0	35	(2)	0	0	(2)	33	0	33
BRC	122	0	0	122	(4)	0	0	(4)	118	(30)	88
CBK	1	0	0	1	0	0	0	0	1	0	1
DUB	0	0	103	103	(7)	0	0	(7)	96	(290)	(194)
GLM	12	0	0	12	0	0	0	0	12	0	12
JPM	45	0	2	47	0	0	0	0	47	(51)	(4)
MBC	554	0	0	554	(1)	0	0	(1)	553	(410)	143
MYC	0	0	0	0	0	0	(41)	(41)	(41)	0	(41)
SCX	12	0	0	12	0	0	0	0	12	0	12

Total Over the Counter	$781	$0	$105	$886	$(16)	$0	$(41)	$(57)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$291	$292

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$781	$0	$781
Swap Agreements	0	105	0	0	0	105

	$0	$105	$0	$781	$0	$886

	$0	$106	$0	$781	$291	$1,178

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$309	$309

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16	$0	$16
Swap Agreements	0	41	0	0	0	41

	$0	$41	$0	$16	$0	$57

	$0	$41	$0	$16	$309	$366

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$61	$0	$0	$(1,355)	$(1,294)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,117	$0	$2,117
Swap Agreements	0	58	0	0	0	58

	$0	$58	$0	$2,117	$0	$2,175

	$0	$119	$0	$2,117	$(1,355)	$881

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(46)	$0	$0	$1,736	$1,690

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$331	$0	$331
Swap Agreements	0	(2)	0	0	0	(2)

	$0	$(2)	$0	$331	$0	$329

	$0	$(48)	$0	$331	$1,736	$2,019

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$1,043	$80,005	$19,425	$100,473
Corporate Bonds & Notes
Banking & Finance	0	27,076	0	27,076
Industrials	0	63,478	11,934	75,412
Utilities	0	24,051	0	24,051

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Convertible Bonds & Notes
Industrials	$0	$1,340	$0	$1,340
Municipal Bonds & Notes
Michigan	0	1,006	0	1,006
Puerto Rico	0	1,562	0	1,562
West Virginia	0	2,040	0	2,040
U.S. Government Agencies	0	4,848	2,394	7,242

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	65

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Non-Agency Mortgage-Backed Securities	$0	$34,251	$0	$34,251
Asset-Backed Securities
Home Equity Other	0	7,339	0	7,339
Home Equity Sequential	0	652	0	652
Whole Loan Collateral	0	2,017	0	2,017
Other ABS	0	6,177	10,627	16,804
Sovereign Issues	0	13,693	0	13,693
Common Stocks
Communication Services	1,042	0	8,069	9,111
Consumer Discretionary	0	0	9	9
Financials	3,691	0	3,762	7,453
Health Care	0	0	12,600	12,600
Industrials	0	0	1,214	1,214
Warrants
Communication Services	0	0	2,326	2,326
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	1,466	0	1,466
Industrials	0	955	0	955
Real Estate Investment Trusts
Real Estate	1,883	0	0	1,883
Short-Term Instruments
U.S. Treasury Bills	0	303	0	303

	$7,659	$272,259	$72,361	$352,279

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,926	$0	$0	$53,926

Total Investments	$61,585	$272,259	$72,361	$406,205

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	292	0	292
Over the counter	0	783	103	886

	$0	$1,075	$103	$1,178

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(309)	0	(309)
Over the counter	0	(57)	0	(57)

	$0	$(366)	$0	$(366)

Total Financial Derivative Instruments	$0	$709	$103	$812

Totals	$61,585	$272,968	$72,464	$407,017

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$21,006	$9,945	$(8,714)	$63	$126	$3,730	$148	$(6,879)	$19,425	$(71)
Corporate Bonds & Notes
Banking & Finance	3,771	0	(3,808)	0	18	19	0	0	0	0
Industrials	12,523	0	0	(14)	0	(1,144)	569	0	11,934	(1,144)
U.S. Government Agencies	2,314	0	(33)	5	11	97	0	0	2,394	95
Non-Agency Mortgage-Backed Securities	334	0	(20)	1	(1)	13	0	(327)	0	0
Asset-Backed Securities
Other ABS	3,352	5,345	0	6	0	371	1,553	0	10,627	372
Common Stocks
Communication Services (3)	5,850	82	0	0	0	2,137	0	0	8,069	2,137
Consumer Discretionary (4)	5,393	0	(5,513)	0	4,206	(4,077)	0	0	9	0
Energy	37	0	(40)	0	21	(18)	0	0	0	0
Financials	4,229	19	0	0	0	(486)	0	0	3,762	(486)
Health Care	13,614	0	0	0	0	(1,014)	0	0	12,600	(1,014)
Industrials	1,040	114	0	0	0	60	0	0	1,214	60
Warrants
Communication Services	0	2,326	0	0	0	0	0	0	2,326	0
Financials	1	0	0	0	0	0	0	0	1	0
Preferred Securities
Industrials	0	0	0	0	(1,058)	1,058	0	0	0	0

	$73,464	$17,831	$(18,128)	$61	$3,323	$746	$2,270	$(7,206)	$72,361	$(51)

Financial Derivative Instruments - Assets
Over the counter	$116	$0	$0	$0	$0	$(13)	$0	$0	$103	$(13)

Totals	$73,580	$17,831	$(18,128)	$61	$3,323	$733	$2,270	$(7,206)	$72,464	$(64)

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs				(% Unless Noted Otherwise)
							Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$542	Comparable Companies	EBITDA Multiple		X		13.750	—
	10,362	Discounted Cash Flow	Discount Rate				7.192-25.430	14.876
	148	Expected Recovery	Recovery Rate				15.419	—
	981	Indicative Market Quotation	Broker Quote				82.000	—
	91	Other Valuation Techniques (5)	—				—	—
	3,281	Proxy Pricing	Base Price				100.000	—
	407	Recent Transaction	Purchase Price				99.500	—
	3,613	Third Party Vendor	Broker Quote				99.188-100.250	99.666
Corporate Bonds & Notes
Industrials	11,365	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/Discount Rate		X/	%	1.000/9.750	—
	305	Indicative Market Quotation	Broker Quote				61.000	—
	264	Other Valuation Techniques (5)	—				—	—
U.S. Government Agencies	2,394	Discounted Cash Flow	Discount Rate				11.599	—
Asset-Backed Securities
Other ABS
	5,282	Discounted Cash Flow	Discount Rate				6.720-20.000	11.848
	5,345	Recent Transaction	Purchase Price				100.850	—
Common Stocks
Communication Services	6,609	Comparable Companies	EBITDA Multiple		X		4.640	—
	1,374	Discounted Cash Flow	Discount Rate				12.280	—
	86	Reference Instrument	Stock Price w/Liquidity Discount				10.000	—
Consumer Discretionary	9	Discounted Cash Flow/ Comparable Companies	Revenue Multiple/ Discount Rate		%/ X		20.750/0.500	—
Financials	3,755	Comparable Companies	EBITDA Multiple		X		4.600	—
	7	Other Valuation Techniques (5)	—				—	—
Health Care	12,600	Comparable Companies	EBITDA Multiple		X		13.750	—
Industrials	1,058	Indicative Market Quotation	Broker Quote	$			1.130-25.125	2.927
	156	Other Valuation Techniques (5)	—				—	—
Warrants
Communication Services	2,326	Recent Transaction	Purchase Price	$			13.000	—
Financials	1	Option Pricing Model	Volatility				32.500	—

Financial Derivative Instruments - Assets
Over the counter	103	Indicative Market Quotation	Broker Quote				6.830	—

Total	$72,464

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Utilities to Communication Services since prior fiscal year end.
(4)	Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	67

Schedule of Investments	PIMCO Income Strategy Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 32.3%

Advanz Pharma Corp.
7.559% (EUR003M + 4.500%) due 10/17/2031 ~	EUR	1,200	$1,245

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$3,300	3,287

Altice France SA
8.679% (EUR003M + 0.055%) due 08/15/2028 ~	EUR	99	84
10.147% due 08/15/2028 ~		$1,395	1,124

AP Core Holdings LLC
9.971% due 09/01/2027 ~		14,235	13,865

Barnes Group, Inc.
TBD% due 12/10/2031 ~		1,900	1,904

BDO U.S.A PC
9.524% due 08/31/2028 «~		2,514	2,529

Central Parent LLC
TBD% due 07/06/2029 ~		3,200	3,162

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		772	770
8.428% due 11/01/2031 ~		5,800	5,872

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		9,100	9,125

Databricks, Inc.
TBD% due 12/20/2030 «µ		344	343
TBD% due 12/20/2030 «		1,556	1,548

Diamond Sports Group LLC
TBD% due 05/25/2026 «~		1,845	285

Endure Digital, Inc.
8.138% due 02/10/2028 «~		3,391	2,781

Envision Healthcare Corp.
11.382% due 07/20/2026 «~		735	735
12.507% due 11/03/2028 ~		12,856	13,049

EP Purchaser LLC
9.090% due 11/06/2028 ~		600	604

Finastra U.S.A., Inc.
TBD% due 09/13/2029 «~µ		103	103
TBD% due 09/13/2029 «~		989	1,005

First Brands Group LLC
9.847% due 03/30/2027 ~		627	591

Forward Air Corp.
9.085% due 12/19/2030 ~		3,600	3,619

Gateway Casinos & Entertainment Ltd.
TBD% due 12/18/2030		6,099	6,203

Hudson’s Bay Co.
TBD% due 04/03/2026		2,171	2,171

iHeartCommunications, Inc.
7.721% due 05/01/2026 ~		550	491

Ivanti Software, Inc.
9.121% due 12/01/2027 ~		9,105	7,466

J&J Ventures Gaming LLC
9.471% due 04/26/2028 «~		1,070	1,079

Lealand Finance Co. BV
7.471% due 06/30/2027 ~		88	45
8.472% due 12/31/2027 ~		895	360

Magenta Security Holdings LLC
10.835% due 07/27/2028 ~		113	116
11.595% due 07/27/2028 ~		119	110

Magenta Security Holdings LLC (5.500% PIK)
5.500% due 07/27/2028 ~(b)		529	186

Magenta Security Holdings LLC (6.250% PIK)
6.250% due 07/27/2028 ~(b)		152	92

MH SUB I LLC
TBD% due 12/11/2031 ~		1,900	1,886

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~		9,200	7,941

Obol France 3 SAS
8.058% (TSFR3M + 4.750%) due 12/31/2028 ~	EUR	5,171	5,173

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	5,300	$6,581

Poseidon Bidco SASU
7.683% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	2,700	1,826

Project Alpha Intermediate Holding, Inc.
TBD% due 11/22/2032 ~		$900	915
7.579% due 10/28/2030 ~		599	603

Promotora de Informaciones SA
8.439% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	16,446	16,866

Promotora de Informaciones SA (5.000% PIK)
5.000% (EUR003M + 2.970%) due 06/30/2027 ~(b)		322	318

Sandisk Corp.
TBD% due 12/13/2031 ~		$1,900	1,871

SCUR-Alpha 1503 GmbH
8.556% (EUR003M + 0.055%) due 03/29/2030 ~	EUR	2,100	2,147
10.085% due 03/29/2030 ~		$3,243	3,101

Sophia LP
9.107% due 11/15/2032 ~		700	715

Specialty Building Products Holdings LLC
8.207% due 10/15/2028 ~		598	597

Steenbok Lux Finco 2 SARL
1TBD% due 06/30/2026 ~	EUR	23,012	7,663

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~		5,900	6,127

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~		$17,506	17,581

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	6,700	6,873
TBD% due 12/04/2031 ~		$1,300	1,287

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		18,057	16,959

Unicorn Bay
13.000% due 12/31/2026 «	HKD	44,305	5,710

Vantive Health LLC
TBD% due 07/23/2029 «µ		$244	241
TBD% due 07/23/2031 «		1,356	1,334

Veritas U.S., Inc.
TBD% due 12/18/2027		203	204
TBD% due 12/09/2029		612	610

Veritiv Corp.
8.829% due 11/30/2030 ~		399	401

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~		6,695	7,167

Westmoreland Coal Co.
8.000% due 03/15/2029		1,625	1,016

Zuora, Inc.
TBD% due 12/13/2031 ~		1,900	1,895

Total Loan Participations and Assignments (Cost $223,229)			211,557

CORPORATE BONDS & NOTES 32.4%

BANKING & FINANCE 7.1%

Adler Financing SARL
12.500% due 12/31/2028	EUR	4,753	5,092

Alamo Re Ltd.
15.534% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		$300	318

Antares Holdings LP
6.350% due 10/23/2029 (j)		400	397

Armor Holdco, Inc.
8.500% due 11/15/2029 (j)		2,700	2,740

BOI Finance BV
7.500% due 02/16/2027	EUR	3,000	3,032

Cape Lookout Re Ltd.
12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		$800	833

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse AG AT1 Claim		$8,393	$1,050

East Lane Re Ltd.
13.534% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		250	251

Everglades Re Ltd.
14.814% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		500	521
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		500	520
17.064% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		500	518

GSPA Monetization Trust
6.422% due 10/09/2029		2,059	2,044

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034 (j)		800	780

Hestia Re Ltd.
14.364% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		704	639

Hudson Pacific Properties LP
3.950% due 11/01/2027 (j)		100	87

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		400	432
27.284% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		400	368

Intesa Sanpaolo SpA
6.625% due 06/20/2033 (j)		3,200	3,348
7.200% due 11/28/2033 (j)		2,100	2,273

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	316	325

Long Walk Reinsurance Ltd.
14.034% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$700	712

Marex Group PLC
6.404% due 11/04/2029 (j)		200	202

Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		250	260
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		800	834

Sanders Re Ltd.
17.284% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		1,405	1,379

Synchrony Financial
5.935% due 08/02/2030 •(j)		1,400	1,414

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	7,027	2,478

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$250	263
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	258

Uniti Group LP
6.000% due 01/15/2030 (j)		9,565	8,411
6.500% due 02/15/2029 (j)		2,900	2,635

Ursa Re Ltd.
13.564% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		800	848

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		3,728	0

Winston RE Ltd.
16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		600	620

Yosemite Re Ltd.
14.879% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		760	781

			46,663

INDUSTRIALS 19.6%

Altice France Holding SA
8.000% due 05/15/2027	EUR	5,500	1,544
10.500% due 05/15/2027		$4,300	1,274

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altice France SA
3.375% due 01/15/2028	EUR	1,100	$866
4.000% due 07/15/2029		2,800	2,205
5.125% due 01/15/2029		$600	455
5.500% due 01/15/2028		4,197	3,110
5.500% due 10/15/2029		400	302
5.875% due 02/01/2027	EUR	1,100	918
8.125% due 02/01/2027		$700	568

Boeing Co.
6.388% due 05/01/2031 (j)		800	837

Carvana Co. (11.000% Cash or 13.000% PIK)
11.000% due 06/01/2030 (b)		771	810

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)(j)		1,533	1,758

CVS Pass-Through Trust
7.507% due 01/10/2032 (j)		567	597

DISH DBS Corp.
5.250% due 12/01/2026		7,000	6,376
5.750% due 12/01/2028		7,260	6,221

Ecopetrol SA
7.750% due 02/01/2032		3,700	3,594
8.375% due 01/19/2036 (j)		220	212

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (b)		79	13

Ford Motor Co.
7.700% due 05/15/2097 (j)		6,455	6,692

GN Bondco LLC
9.500% due 10/15/2031 (j)		400	422

HCA, Inc.
7.500% due 11/15/2095 (j)		1,000	1,055

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)		400	400

Intelsat Jackson Holdings SA
6.500% due 03/15/2030 (j)		8,648	7,998

JetBlue Airways Corp.
9.875% due 09/20/2031 (j)		6,150	6,541

LABL, Inc.
8.625% due 10/01/2031 (j)		400	370

New Albertsons LP
6.570% due 02/23/2028		6,800	6,811

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		900	549
11.750% due 10/15/2028 «		500	440

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (j)		5,500	5,174

Noble Finance LLC
8.000% due 04/15/2030		900	910

Petroleos Mexicanos
6.700% due 02/16/2032 (j)		1,732	1,508
6.840% due 01/23/2030 (j)		800	731
8.750% due 06/02/2029 (j)		1,416	1,420

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (j)		1,400	1,363

Rivian Holdings LLC
10.502% due 10/15/2026 •		3,730	3,757

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	1,300	1,139

Topaz Solar Farms LLC
4.875% due 09/30/2039 (j)		$1,661	1,553
5.750% due 09/30/2039 (j)		3,991	3,892

U.S. Renal Care, Inc.
10.625% due 06/28/2028		1,704	1,461

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	110,000	6,316

Venture Global LNG, Inc.
9.500% due 02/01/2029 (j)		$2,725	3,014
9.875% due 02/01/2032 (j)		1,750	1,921

Viridien
7.750% due 04/01/2027	EUR	3,900	4,041
8.750% due 04/01/2027 (j)		$2,956	2,910

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(b)(c)		27,315	22,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yinson Boronia Production BV
8.947% due 07/31/2042	$1,200	$1,253

YPF Energia Electrica SA
7.875% due 10/16/2032	700	693

		128,552

UTILITIES 5.7%

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035	1,100	1,070

FORESEA Holding SA
7.500% due 06/15/2030 (j)	1,171	1,129

NGD Holdings BV
6.750% due 12/31/2026	303	239

Northwestern Bell Telephone
7.750% due 05/01/2030	12,625	10,671

Oi SA (10.000% Cash or 7.500% Cash and 6.000% PIK)
10.000% due 06/30/2027 (b)	12,498	11,259

Oi SA (8.500% PIK)
8.500% due 12/31/2028 (b)	27,036	3,008

Pacific Gas & Electric Co.
4.750% due 02/15/2044 (j)	3,692	3,162

Peru LNG SRL
5.375% due 03/22/2030	7,187	6,628

		37,166

Total Corporate Bonds & Notes (Cost $250,888)		212,381

CONVERTIBLE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

DISH Network Corp.
3.375% due 08/15/2026	3,400	2,847

Total Convertible Bonds & Notes (Cost $3,400)		2,847

MUNICIPAL BONDS & NOTES 1.4%

MICHIGAN 0.2%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	2,100	1,625

PUERTO RICO 0.5%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	4,970	3,087

WEST VIRGINIA 0.7%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	45,700	4,258

Total Municipal Bonds & Notes (Cost $9,524)		8,970

U.S. GOVERNMENT AGENCIES 2.2%

Fannie Mae
1.567% due 01/25/2040 •(a)	94	8
3.500% due 02/25/2042 (a)	233	18
4.500% due 11/25/2042 (a)(j)	545	57

Freddie Mac
0.000% due 09/15/2035 •(j)	776	615
0.700% due 11/25/2055 ~(a)	32,518	1,955
3.000% due 02/15/2033 (a)	555	37
3.500% due 12/15/2032 (a)(j)	785	74
5.992% due 11/25/2055 «~	7,886	5,072
12.233% due 12/25/2027 •	2,226	2,287
12.369% due 11/25/2041 •	3,800	4,122

Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)	133	13

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/16/2042 - 10/20/2042 (a)	$98	$9

Total U.S. Government Agencies (Cost $14,724)		14,267

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.2%

Atrium Hotel Portfolio Trust
6.195% due 12/15/2036 •	1,700	1,656
6.645% due 12/15/2036 •	3,200	3,046

Banc of America Funding Trust
5.100% due 01/20/2047 ~	302	257
6.000% due 01/25/2037	2,265	1,957

BCAP LLC Trust
0.000% due 05/26/2037 ~	708	335
3.750% due 08/28/2037 ~	866	852
4.475% due 03/26/2037 þ	602	891
4.704% due 09/26/2036 ~	2,821	2,533
4.884% due 07/26/2037 ~	3,853	3,521
5.750% due 12/26/2035 ~	1,511	941
6.250% due 11/26/2036	2,110	1,539
6.279% due 08/26/2037 ~	8,338	5,856

Bear Stearns ALT-A Trust
4.411% due 09/25/2047 ~	3,492	1,705
4.787% due 11/25/2036 ~	254	131
4.916% due 11/25/2035 ~	2,670	1,760
4.953% due 01/25/2036 •	362	339
5.420% due 09/25/2035 ~	200	98

Braemar Hotels & Resorts Trust
6.970% due 06/15/2035 •	1,400	1,384

CALI Mortgage Trust
3.957% due 03/10/2039 (j)	3,100	2,788

CD Mortgage Trust
5.688% due 10/15/2048	76	70

Chase Mortgage Finance Trust
5.023% due 12/25/2035 ~	3	3
5.500% due 05/25/2036	1	0

Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	8	7
6.000% due 09/25/2037	227	225

Colony Mortgage Capital Ltd.
7.568% due 11/15/2038 •	1,200	1,052

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036	1,372	771
6.000% due 08/25/2037 ~	691	356

Countrywide Alternative Loan Trust
5.500% due 03/25/2035	199	82
5.500% due 01/25/2036	246	136
5.750% due 01/25/2035	100	97
5.750% due 02/25/2035	168	111
5.750% due 12/25/2036	545	207
5.865% due 04/25/2036 ~	251	224
6.000% due 02/25/2035	215	176
6.000% due 04/25/2036	344	161
6.000% due 04/25/2037	1,182	531
6.250% due 11/25/2036	390	287
6.250% due 12/25/2036 •	397	164
6.500% due 08/25/2036	369	113

Countrywide Home Loan Mortgage Pass-Through Trust
5.033% due 03/25/2035 •	1,727	1,503
6.000% due 07/25/2037	1,149	486
6.250% due 09/25/2036	322	120

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
6.000% due 11/25/2035	199	147

Credit Suisse Mortgage Capital Certificates
5.461% due 10/26/2036 ~	4,490	3,871

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036	98	51
9.044% due 07/15/2032 •	5,379	5,271

DBGS Mortgage Trust
6.812% due 10/15/2036 •	2,390	1,982

First Horizon Mortgage Pass-Through Trust
0.000% due 11/25/2035 ~	1	0
5.164% due 05/25/2037 ~	122	51

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	69

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hilton USA Trust
2.828% due 11/05/2035 (j)	$800	$625

IndyMac IMSC Mortgage Loan Trust
6.500% due 07/25/2037	3,454	1,236

JP Morgan Alternative Loan Trust
4.156% due 03/25/2037 ~	449	357
4.316% due 05/25/2036 ~	740	415
4.772% due 03/25/2036 ~	653	454

JP Morgan Chase Commercial Mortgage Securities Trust
6.015% due 07/05/2033 •(j)	2,275	2,049
8.695% due 02/15/2035 •	3,538	3,422

JP Morgan Mortgage Trust
5.624% due 02/25/2036 ~	122	82
6.258% due 10/25/2035 ~	39	38
6.500% due 09/25/2035	31	19

Lehman Mortgage Trust
6.000% due 07/25/2037	108	96
6.500% due 09/25/2037	1,741	540

Lehman XS Trust
4.893% due 06/25/2047 •	724	742

MASTR Asset Securitization Trust
6.500% due 11/25/2037	326	65

Merrill Lynch Mortgage Investors Trust
4.273% due 03/25/2036 ~	860	417

Morgan Stanley Bank of America Merrill Lynch Trust
3.708% due 05/15/2046 ~	604	567

Morgan Stanley Capital Trust
9.045% due 11/15/2034 •	2,400	2,305

New Orleans Hotel Trust
8.134% due 04/15/2032 •	1,300	1,233

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	6	3

Residential Accredit Loans, Inc. Trust
4.535% due 12/26/2034 ~	467	162
6.000% due 08/25/2036	120	99

Residential Asset Securitization Trust
5.750% due 02/25/2036	770	282
6.000% due 07/25/2037	1,319	489
6.250% due 09/25/2037	2,475	989

Residential Funding Mortgage Securities, Inc. Trust
4.733% due 09/25/2035 ~	420	321

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 01/25/2036 ~	1,179	654
5.660% due 11/25/2036 ~	951	720

SunTrust Adjustable Rate Mortgage Loan Trust
5.748% due 02/25/2037 ~	60	52

WaMu Mortgage Pass-Through Certificates Trust
3.879% due 05/25/2037 ~	374	316
4.002% due 10/25/2036 ~	274	236
4.060% due 02/25/2037 ~	222	187
5.020% due 07/25/2037 ~	393	346

WSTN Trust
7.690% due 07/05/2037 ~(j)	1,400	1,427
8.455% due 07/05/2037 ~	1,400	1,433
9.835% due 07/05/2037 ~	1,100	1,111

Total Non-Agency Mortgage-Backed Securities (Cost $79,794)		73,333

ASSET-BACKED SECURITIES 4.8%

HOME EQUITY OTHER 2.1%

Argent Securities Trust
4.833% due 03/25/2036 •	2,902	1,573

Bear Stearns Asset-Backed Securities Trust
4.557% due 10/25/2036 •	1,192	1,135

Citigroup Mortgage Loan Trust
4.753% due 12/25/2036 •(j)	10,631	3,855
4.773% due 12/25/2036 •	1,208	656

Fremont Home Loan Trust
4.603% due 01/25/2037 •	10,681	4,798

Home Equity Mortgage Loan Asset-Backed Trust
4.613% due 07/25/2037 •	2,169	1,174

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.773% due 04/25/2037 •		$346	$172

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ~		372	206

			13,569

WHOLE LOAN COLLATERAL 0.0%

Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036		341	124

OTHER ABS 2.7%

Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	535

Apidos CLO
0.000% due 01/20/2031 ~		$4,500	1,521

Avoca CLO DAC
0.000% due 07/15/2032 ~	EUR	2,230	1,663

Belle Haven ABS CDO Ltd.
8.250% due 07/05/2046 •		$180,259	448

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,400	623
0.010% due 10/22/2031 ~		1,500	90

Cork Street CLO DAC
0.000% due 11/27/2028 ~	EUR	621	114

KKR CLO Ltd.
0.000% due 04/17/2037 ~		$3,000	1,959

Magnetite Ltd.
0.000% due 01/15/2028 ~		5,650	276

Marlette Funding Trust
0.000% due 09/17/2029 «(e)		7	14
0.000% due 03/15/2030 «(e)		6	57

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(e)		1	620

SLM Student Loan Trust
0.000% due 01/25/2042 «(e)		4	944

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(e)		1	359
0.000% due 10/15/2048 «(e)		1	266

SoFi Professional Loan Program LLC
0.000% due 09/25/2040 «(e)		1,758	155

Taberna Preferred Funding Ltd.
5.176% due 12/05/2036 •		4,210	3,705
5.196% due 08/05/2036 •		4,846	4,385

			17,734

Total Asset-Backed Securities (Cost $67,686)			31,427

SOVEREIGN ISSUES 5.4%

Argentina Government International Bond
0.750% due 07/09/2030 þ		3,481	2,535
1.000% due 07/09/2029		683	556
3.500% due 07/09/2041 þ		5,512	3,456
4.125% due 07/09/2035 þ		3,741	2,423
4.125% due 07/09/2046 þ		115	77
5.000% due 01/09/2038 þ		11,605	8,135

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	141,200	2,364
13.000% due 01/30/2026		111,700	1,878

El Salvador Government International Bond
9.250% due 04/17/2030		$2,400	2,547
9.650% due 11/21/2054		1,400	1,478

Ghana Government International Bond
0.000% due 07/03/2026 (e)		42	39
0.000% due 01/03/2030 (e)		77	60
5.000% due 07/03/2029 þ		315	272
5.000% due 07/03/2035 þ		452	319

Romania Government International Bond
5.125% due 09/24/2031	EUR	1,400	1,419
5.250% due 05/30/2032		800	810
5.625% due 05/30/2037		900	895

Turkey Government International Bond
49.430% (BISTREFI) due 09/06/2028 ~	TRY	163,600	4,576

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
50.485% (BISTREFI) due 05/20/2026 ~	TRY	200	$6
50.485% (BISTREFI) due 08/19/2026 ~		200	6
50.485% (BISTREFI) due 05/17/2028 ~		32,800	915

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$33	18
0.000% due 02/01/2034 þ(g)		122	51
0.000% due 02/01/2035 þ(g)		103	61
0.000% due 02/01/2036 þ(g)		86	51
1.750% due 02/01/2034 þ		150	85
1.750% due 02/01/2035 þ		210	116
1.750% due 02/01/2036 þ		240	130

Venezuela Government International Bond
6.000% due 06/30/2049 ^		248	30
9.250% due 09/15/2027 ^(c)		315	51

Total Sovereign Issues (Cost $32,609)			35,359

		SHARES
COMMON STOCKS 9.5%

COMMUNICATION SERVICES 2.9%

Clear Channel Outdoor Holdings, Inc. (d)		549,096	752

iHeartMedia, Inc. ‘A’ (d)		129,909	257

iHeartMedia, Inc. ‘B’ «(d)		100,822	180

Oi SA (d)		4,682,504	1,016

Promotora de Informaciones SA ‘A’ (d)		258,261	80

Syniverse Holdings, Inc. «(i)		2,713,399	2,685

Windstream Units «(d)		565,698	13,743

			18,713

CONSUMER DISCRETIONARY 0.0%

West Marine «(d)(i)		2,750	17

CONSUMER STAPLES 0.0%

Steinhoff International Holdings NV «(d)(i)		24,971,388	0

FINANCIALS 2.3%

Banca Monte dei Paschi di Siena SpA		1,043,000	7,353

Intelsat Emergence SA «(i)		233,715	7,718

MNEQ Holdings, Inc. «(d)(i)		3,425	14

			15,085

HEALTH CARE 3.9%

Amsurg Equity «(d)(i)		563,629	25,824

INDUSTRIALS 0.4%

Clover Holdings, Inc. «(d)(i)		13,544	278

Drillco Holding Lux SA «(i)		66,318	1,667

Forsea Holding SA «		27,587	693

Westmoreland Mining Holdings «(d)(i)		52,802	59

Westmoreland Mining LLC «(d)(i)		53,267	186

			2,883

Total Common Stocks (Cost $60,523)			62,522

WARRANTS 0.7%

COMMUNICATION SERVICES 0.7%

Windstream Holdings II LLC - Exp. 10/25/2059 «		372,118	4,837

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	357	$0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	401	1

Total Warrants (Cost $10,226)		4,838

PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.5%

ADLER Group SA «(d)	1,253,950	0

AGFC Capital Trust
6.668% (US0003M + 1.750%) due 01/15/2067 ~(j)	1,800,000	1,275

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	70,000	61

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(h)	1,000,000	993

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)	666,300	767

		3,096

INDUSTRIALS 0.3%

SVB Financial Trust
0.000% due 11/07/2032 (e)	19,120	0

	SHARES	MARKET VALUE (000S)
11.000% due 11/07/2032	3,903	$1,952

		1,952

Total Preferred Securities (Cost $5,317)		5,048

REAL ESTATE INVESTMENT TRUSTS 0.6%

REAL ESTATE 0.6%

Uniti Group, Inc.	203,351	1,118

VICI Properties, Inc.	89,142	2,604

Total Real Estate Investment Trusts (Cost $1,834)		3,722

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
4.537% due 01/30/2025 (e)(f)	$637	635

Total Short-Term Instruments (Cost $635)		635

Total Investments in Securities (Cost $760,389)		666,906

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.8%

SHORT-TERM INSTRUMENTS 11.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%

PIMCO Short-Term Floating NAV Portfolio III	7,957,973	$77,487

Total Short-Term Instruments (Cost $77,434)		77,487

Total Investments in Affiliates (Cost $77,434)		77,487

Total Investments 113.6% (Cost $837,823)		$744,393

Financial Derivative Instruments (k)(l) 0.3%
(Cost or Premiums, net $(8,363))		1,898

Other Assets and Liabilities, net (13.9)%		(90,831)

Net Assets Applicable to Common Shareholders 100.0%		$655,460

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Amsurg Equity	11/02/2023 - 11/06/2023	$23,551	$25,824	3.94%
Clover Holdings, Inc.	12/09/2024	203	278	0.04
Drillco Holding Lux SA	06/08/2023	1,326	1,667	0.25
Intelsat Emergence SA	06/19/2017 - 02/23/2024	16,395	7,718	1.17
MNEQ Holdings, Inc.	03/16/2023 - 03/29/2023	38	14	0.00
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	2,673	2,685	0.41

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	71

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
West Marine	09/12/2023	$40	$17	0.00%
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	1,522	59	0.01
Westmoreland Mining LLC	06/30/2023	353	186	0.03

		$46,101	$38,448	5.86%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BMO	4.860%	11/20/2024	01/21/2025			$(3,212)	$(3,231)
BOS	5.330	11/05/2024	02/05/2025			(6,243)	(6,297)
BPS	3.320	12/18/2024	TBD	(2)	EUR	(589)	(611)
	5.710	10/24/2024	04/22/2025			$(3,239)	(3,277)
BRC	4.650	12/20/2024	TBD	(2)		(1,525)	(1,528)
BYR	4.840	12/17/2024	03/18/2025			(384)	(385)
	4.840	12/19/2024	03/18/2025			(388)	(389)
	4.940	11/21/2024	02/21/2025			(1,190)	(1,197)
	4.960	10/09/2024	01/10/2025			(571)	(578)
	4.960	11/19/2024	02/19/2025			(2,251)	(2,265)
	4.960	11/20/2024	02/20/2025			(1,548)	(1,557)
	4.960	12/17/2024	03/18/2025			(77)	(77)
CDC	4.880	12/16/2024	04/15/2025			(541)	(542)
	5.010	10/28/2024	01/27/2025			(1,081)	(1,091)
	5.010	12/16/2024	04/15/2025			(6,388)	(6,404)
	5.010	12/23/2024	04/22/2025			(1,306)	(1,308)
	5.030	10/23/2024	01/23/2025			(2,820)	(2,848)
	5.030	12/18/2024	01/23/2025			(1,078)	(1,080)
	5.130	10/28/2024	01/27/2025			(2,934)	(2,961)
	5.220	10/01/2024	01/03/2025			(967)	(980)
DEU	4.650	12/20/2024	TBD	(2)		(9,848)	(9,865)
IND	4.910	12/17/2024	03/17/2025			(129)	(129)
	5.020	12/24/2024	03/24/2025			(959)	(960)
	5.120	12/24/2024	03/24/2025			(328)	(328)
	5.220	11/08/2024	02/10/2025			(1,814)	(1,829)
	5.260	12/06/2024	03/06/2025			(1,648)	(1,655)
	5.310	12/06/2024	03/06/2025			(1,157)	(1,161)
	5.450	12/17/2024	01/07/2025			(174)	(174)
MSB	5.260	10/29/2024	04/28/2025			(567)	(573)
NXN	4.850	12/23/2024	04/22/2025			(312)	(312)
RCY	5.060	12/06/2024	01/06/2025			(630)	(633)
RTA	5.130	12/20/2024	03/19/2025			(2,459)	(2,463)
SOG	4.870	12/18/2024	03/18/2025			(651)	(652)
	4.940	12/11/2024	02/18/2025			(66)	(67)
	5.100	10/09/2024	01/09/2025			(2,282)	(2,310)
	5.170	12/16/2024	01/08/2025			(694)	(696)
	5.180	10/16/2024	01/15/2025			(6,069)	(6,137)
	5.180	11/04/2024	01/15/2025			(363)	(366)
	5.180	11/15/2024	01/15/2025			(6,233)	(6,276)
	5.220	10/09/2024	01/09/2025			(2,074)	(2,099)
UBS	5.200	12/19/2024	01/08/2025			(992)	(994)

Total Reverse Repurchase Agreements							$(78,285)

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BMO	$0	$(3,231)	$0	$(3,231)	$3,348	$117
BOS	0	(6,297)	0	(6,297)	8,101	1,804
BPS	0	(3,888)	0	(3,888)	4,624	736
BRC	0	(1,528)	0	(1,528)	1,921	393
BYR	0	(6,448)	0	(6,448)	7,826	1,378
CDC	0	(17,214)	0	(17,214)	19,467	2,253
DEU	0	(9,865)	0	(9,865)	11,338	1,473
IND	0	(6,236)	0	(6,236)	7,498	1,262
MSB	0	(573)	0	(573)	625	52
NXN	0	(312)	0	(312)	0	(312)
RCY	0	(633)	0	(633)	746	113
RTA	0	(2,463)	0	(2,463)	2,792	329
SOG	0	(18,603)	0	(18,603)	21,269	2,666
TOR	0	0	0	0	(100)	(100)
UBS	0	(994)	0	(994)	1,260	266

Total Borrowings and Other Financing Transactions	$0	$(78,285)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(30,841)	$(16,766)	$(18,431)	$(66,038)
U.S. Government Agencies	0	(633)	0	0	(633)
Non-Agency Mortgage-Backed Securities	0	0	(4,645)	(573)	(5,218)
Asset-Backed Securities	0	0	0	(3,277)	(3,277)
Sovereign Issues	0	0	0	(1,528)	(1,528)
Preferred Securities	0	(980)	0	(611)	(1,591)

Total Borrowings	$0	$(32,454)	$(21,411)	$(24,420)	$(78,285)

Payable for reverse repurchase agreements					$(78,285)

(j)	Securities with an aggregate market value of $91,106 and cash of $531 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2024 was $(95,715) at a weighted average interest rate of 5.563% . Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS

PayReceive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029		GBP	28,300	$513	$(695)	$(182)	$78	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032			8,700	845	1,607	2,452	0	(26)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033			4,600	512	437	949	0	(15)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052			2,300	171	1,488	1,659	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	$		12,500	2	365	367	2	0
Pay	1-Day USD-SOFR Compounded-OIS	5.250	Annual	06/17/2025			192,000	421	536	957	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026			2,000	1	95	96	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026			26,800	436	(1,276)	(840)	0	(8)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	73

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

PayReceive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.350%	Semi-Annual	01/20/2027	$		8,100	$(2)	$511	$509	$3	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027			35,800	(84)	(1,995)	(2,079)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027			5,430	(1)	337	336	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027			21,700	(53)	(1,167)	(1,220)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027			9,000	(2)	539	537	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027			35,800	(95)	(1,827)	(1,922)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027			49,000	182	(2,734)	(2,552)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028			29,500	(7)	2,908	2,901	20	0
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028			32,500	(8)	3,247	3,239	21	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/19/2029			76,800	101	1,061	1,162	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029			21,600	(409)	828	419	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029			106,500	(10,975)	1,153	(9,822)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031			2,800	(1)	513	512	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031			38,000	2,575	5,152	7,727	40	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031			40,600	(568)	6,923	6,355	48	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033			43,900	398	(2,280)	(1,882)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044			201,500	(5,022)	(19,184)	(24,206)	0	(300)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050			1,400	(10)	516	506	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050			21,100	(52)	8,516	8,464	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050			22,000	(85)	8,442	8,357	27	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050			6,000	(18)	1,925	1,907	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050			2,400	217	949	1,166	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052			187,400	1,316	77,603	78,919	248	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		AUD	8,100	201	(229)	(28)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		EUR	8,300	152	955	1,107	0	(19)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032			9,600	903	632	1,535	0	(23)
Receive (1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052			18,000	240	707	947	0	(21)

Total Swap Agreements								$(8,206)	$96,558	$88,352	$552	$(627)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$552	$552	$0	$0	$(627)	$(627)

Cash of $10,729 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(I) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	EUR	349		$368	$6	$0
	02/2025	HKD	23,590		3,036	0	(3)

BPS	01/2025	BRL	3,250		578	52	0
	01/2025	CAD	3,671		2,618	63	0
	01/2025		$525	BRL	3,250	1	0
	01/2025		2,878	CAD	4,135	0	0
	01/2025		1,580	EUR	1,498	0	(28)

BRC	01/2025	TRY	417		$11	0	(1)
	01/2025		$439	EUR	414	0	(10)
	01/2025		89	TRY	3,379	4	0
	02/2025	TRY	570		$15	0	0
	02/2025		$8,578	TRY	325,729	173	0
	03/2025	TRY	1,707		$44	0	(1)
	03/2025		$859	TRY	32,881	10	0

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	01/2025	DOP	2,791		$46	$0	$0
	01/2025		$930	EUR	883	0	(15)
	02/2025	DOP	6,694		$110	1	0

DUB	02/2025		$235	MXN	4,748	0	(9)

FAR	01/2025	BRL	3,261		$527	0	(1)
	01/2025		$530	BRL	3,261	0	(2)
	02/2025	BRL	3,278		$530	3	0

GLM	01/2025	DOP	3,469		57	0	0
	02/2025		117,114		1,923	15	0
	02/2025		$438	BRL	2,525	0	(31)
	03/2025	DOP	128,831		$2,102	9	0

JPM	02/2025		$203	TRY	8,178	21	0
	05/2025		1,416		62,345	147	0

MBC	01/2025	EUR	83,812		$88,305	1,446	0
	01/2025		$1,744	EUR	1,653	0	(30)
	02/2025	HKD	20,572		$2,649	0	(1)

MYI	02/2025	TRY	273		7	0	0

RBC	03/2025		$0	MXN	8	0	0

SCX	01/2025	EUR	617		$649	9	0
	01/2025	GBP	930		1,180	16	0

UAG	02/2025		$78	TRY	3,187	9	0

Total Forward Foreign Currency Contracts						$1,985	$(132)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	4.056%	$	800	$(155)	$73	$0	$(82)

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.068		2,900	0	199	199	0

JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	0.562	EUR	100	(2)	5	3	0

Total Swap Agreements								$(157)	$277	$202	$(82)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$6	$0	$0	$6	$(3)	$0	$0	$(3)	$3	$0	$3
BPS	116	0	0	116	(28)	0	(82)	(110)	6	0	6
BRC	187	0	0	187	(12)	0	0	(12)	175	(40)	135
CBK	1	0	0	1	(15)	0	0	(15)	(14)	0	(14)
DUB	0	0	199	199	(9)	0	0	(9)	190	(160)	30
FAR	3	0	0	3	(3)	0	0	(3)	0	0	0
GLM	24	0	0	24	(31)	0	0	(31)	(7)	0	(7)
JPM	168	0	3	171	0	0	0	0	171	(323)	(152)
MBC	1,446	0	0	1,446	(31)	0	0	(31)	1,415	(1,030)	385
SCX	25	0	0	25	0	0	0	0	25	0	25
UAG	9	0	0	9	0	0	0	0	9	0	9

Total Over the Counter	$1,985	$0	$202	$2,187	$(132)	$0	$(82)	$(214)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	75

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$552	$552

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,985	$0	$1,985
Swap Agreements	0	202	0	0	0	202

	$0	$202	$0	$1,985	$0	$2,187

	$0	$202	$0	$1,985	$552	$2,739

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$627	$627

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$132	$0	$132
Swap Agreements	0	82	0	0	0	82

	$0	$82	$0	$132	$0	$214

	$0	$82	$0	$132	$627	$841

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$11	$0	$0	$(1,738)	$(1,727)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,163	$0	$5,163
Swap Agreements	0	109	0	0	0	109

	$0	$109	$0	$5,163	$0	$5,272

	$0	$120	$0	$5,163	$(1,738)	$3,545

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2,699	$2,699

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$721	$0	$721

	$0	$0	$0	$721	$2,699	$3,420

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$2,171	$159,406	$49,980	$211,557
Corporate Bonds & Notes
Banking & Finance	0	46,663	0	46,663
Industrials	0	105,005	23,547	128,552
Utilities	0	37,166	0	37,166
Convertible Bonds & Notes
Industrials	0	2,847	0	2,847
Municipal Bonds & Notes
Michigan	0	1,625	0	1,625
Puerto Rico	0	3,087	0	3,087
West Virginia	0	4,258	0	4,258
U.S. Government Agencies	0	9,194	5,072	14,266
Non-Agency Mortgage-Backed Securities	0	73,334	0	73,334
Asset-Backed Securities
Home Equity Other	0	13,569	0	13,569
Whole Loan Collateral	0	124	0	124
Other ABS	0	15,319	2,415	17,734
Sovereign Issues	0	35,359	0	35,359
Common Stocks
Communication Services	2,105	0	16,608	18,713
Consumer Discretionary	0	0	17	17
Financials	7,353	0	7,732	15,085
Health Care	0	0	25,824	25,824
Industrials	0	0	2,883	2,883
Warrants
Communication Services	0	0	4,837	4,837
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	3,096	0	3,096
Industrials	0	1,952	0	1,952
Real Estate Investment Trusts
Real Estate	3,722	0	0	3,722

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Loan Participations and Assignments	$0	$0	$0	$0
Short-Term Instruments
U.S. Treasury Bills	0	635	0	635

	$15,351	$512,639	$138,916	$666,906

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77,487	$0	$0	$77,487

Total Investments	$92,838	$512,639	$138,916	$744,393

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	552	0	552
Over the counter	0	1,988	199	2,187

	$0	$2,540	$199	$2,739

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(627)	0	(627)
Over the counter	0	(214)	0	(214)

	$0	$(841)	$0	$(841)

Total Financial Derivative Instruments	$0	$1,699	$199	$1,898

Totals	$92,838	$514,338	$139,115	$746,291

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$48,645	$30,685	$(24,463)	$128	$240	$7,509	$285	$(13,049)	$49,980	$44
Corporate Bonds & Notes
Banking & Finance	7,071	0	(7,165)	0	39	55	0	0	0	0
Industrials	24,856	0	0	(27)	0	(2,271)	989	0	23,547	(2,271)
U.S. Government Agencies	4,904	0	(70)	10	23	205	0	0	5,072	201
Non-Agency Mortgage-Backed Securities	701	0	(74)	4	19	10	0	(660)	0	0
Asset-Backed Securities
Other ABS	2,551	0	0	15	0	(151)	0	0	2,415	(151)
Common Stocks
Communication Services	12,010	160	0	0	1	4,437	0	0	16,608	4,438
Consumer Discretionary	11,220	0	(11,472)	0	8,753	(8,484)	0	0	17	0
Energy	60	0	(65)	0	34	(29)	0	0	0	0
Financials	8,693	38	0	0	(1)	(998)	0	0	7,732	(998)
Health Care	27,902	0	0	0	0	(2,078)	0	0	25,824	(2,078)
Industrials	2,540	203	0	0	0	140	0	0	2,883	139
Warrants
Communication Services	0	4,837	0	0	0	0	0	0	4,837	0
Financials	1	0	0	0	0	0	0	0	1	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2024	77

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)	December 31, 2024	(Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (2)
Preferred Securities
Industrials	$0	$0	$0	$0	$(2,270)	$2,270	$0	$0	$0	$0

	$151,154	$35,923	$(43,309)	$130	$6,838	$615	$1,274	$(13,709)	$138,916	$(676)

Financial Derivative Instruments - Assets
Over the counter	$224	$0	$0	$0	$0	$(25)	$0	$0	$199	$(25)

Totals	$151,378	$35,923	$(43,309)	$130	$6,838	$590	$1,274	$(13,709)	$139,115	$(701)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$735	Comparable Companies	EBITDA Multiple	X	13.750	—
	24,295	Discounted Cash Flow	Discount Rate		7.192-25.430	13.980
	285	Expected Recovery	Recovery Rate		15.419	—
	2,781	Indicative Market Quotation	Broker Quote		82.000	—
	343	Other Valuation Techniques (3)	—		—	—
	7,285	Proxy Pricing	Base Price		98.286-100.000	99.635
	1,548	Recent Transaction	Purchase Price		99.500	—
	12,708	Third Party Vendor	Broker Quote		99.188-100.250	99.700
Corporate Bonds & Notes
Industrials	22,558	Comparable Companies / Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	1.000/9.750	—
	549	Indicative Market Quotation	Broker Quote		61.000	—
	440	Other Valuation Techniques (3)	—		—	—
U.S. Government Agencies	5,072	Discounted Cash Flow	Discount Rate		11.599	—
Asset-Backed Securities
Other ABS	2,415	Discounted Cash Flow	Discount Rate		12.000-20.000	17.183
Common Stocks
Communication Services	13,743	Comparable Companies	EBITDA Multiple	X	4.640	—
	2,685	Discounted Cash Flow	Discount Rate		12.280	—
	180	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Consumer Discretionary	17	Discounted Cash Flow/Comparable Companies	Discount Rate/Revenue multiple	%/X	20.750/0.500	—
Financials	7,719	Comparable Companies	EBITDA Multiple	X	4.600	—
	14	Other Valuation Techniques (3)	—		—	—
Health Care	25,824	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	2,359	Indicative Market Quotation	Broker Quote	$	25.125	—
	246	Indicative Market Quotation	Broker Quote	$	1.130-3.500	2.927
	277	Other Valuation Techniques (3)	—		—	—
Warrants
Communication Services	4,837	Recent Transaction	Purchase Price	$	13.000	—
Financials	1	Option Pricing Model	Volatility		32.500	—

Financial Derivative Instruments - Assets
Over the counter	199	Indicative Market Quotation	Broker Quote		6.830	—

Total	$139,115

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements	December 31, 2024	(Unaudited)

1. ORGANIZATION
PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II (each, a “Fund” and collectively, the “Funds”) are organized as closed-end
management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Corporate & Income Opportunity Fund	September 13, 2002

PIMCO Corporate & Income Strategy Fund	October 17, 2001

PIMCO High Income Fund	February 18, 2003

PIMCO Income Strategy Fund	June 19, 2003

PIMCO Income Strategy Fund II	June 30, 2004

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers of the Funds, as listed in the Management of the Funds section of the most recent annual report, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including, but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(a) Securities Transactions and Investment Income
 Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend
date, except certain dividends from foreign securities where the ex-dividend
date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend
date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.
Debt obligations may be placed on
non-accrual
status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	79

Notes to Financial Statements	(Cont.)

obligation is removed from
non-accrual
status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual
forbearance for interest payments that are expected to be paid after agreed upon pay dates.
(b) Foreign Taxes
 A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
(c) Foreign Currency Translation
 The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.
(d) Distributions — Common Shares
 The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Corporate & Income Opportunity Fund	Monthly	Monthly

PIMCO Corporate & Income Strategy Fund	Monthly	Monthly

PIMCO High Income Fund	Monthly	Monthly

PIMCO Income Strategy Fund	Monthly	Monthly

PIMCO Income Strategy Fund II	Monthly	Monthly
Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt
interest and any investment company taxable income, and may distribute its net capital gain. A Fund may revise its distribution policy or postpone the payment of distributions at any time.
As of the end of the fiscal year, none of the Funds were in default on long-term debt or had any accumulated dividend in arrears.
A Fund may engage in investment strategies, including those that employ the use of derivatives, to, among other things, seek to generate current, distributable income without regard to possible declines in the Fund’s net asset value (“NAV”). A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies, and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund at a time when their investment in a Fund has declined in value, which may be taxed at ordinary income rates. The tax treatment of certain derivatives in which a Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment

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income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.
Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in
surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related
characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.
Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.
(e) New Accounting Pronouncements and Regulatory Updates

In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule
35d-1
under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the dislosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to each Funds’ financial statements.
In December 2023, FASB issued ASU
2023-09,
which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
(a) Investment Valuation Policies
 The NAV of a Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the

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Notes to Financial Statements	(Cont.)

Funds or class, less any liabilities, as applicable, by the total number of shares outstanding.
On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign
(non-U.S.)
equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign
(non-U.S.)
equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule
2a-5,
the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).
Domestic and foreign
(non-U.S.)
fixed income securities,
non-exchange
traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end
management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments.
Open-end
management investment companies may include affiliated funds.
If a foreign
(non-U.S.)
equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign
(non-U.S.)
equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign
(non-U.S.)
equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign
(non-U.S.)
securities. For these

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purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign
(non-U.S.)
equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.
Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign
(non-U.S.)
investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.
Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (
e.g
., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.
Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
(b) Fair Value Hierarchy
 U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎
Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy

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Notes to Financial Statements	(Cont.)

and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.
(c) Valuation Techniques and the Fair Value Hierarchy
Level 1, Level
 2 and Level
 3 trading assets and trading liabilities, at fair value
 The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:
Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in registered
open-end
investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end
investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities,
non-U.S.
bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.
Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted

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markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.
Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined
security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.
Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.
Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by
‘back-solving’
if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.
Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.
When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS
(a) Investments in Affiliates
Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT
and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands
†
):
Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income (1)	Realized Net Capital Gain Distributions (1)

PIMCO Corporate & Income Opportunity Fund	$152,937	$702,029	$(508,900)	$19	$160	$346,245	$6,104	$0

PIMCO Corporate & Income Strategy Fun	73,014	213,202	(184,400)	5	59	101,880	2,207	0

PIMCO High Income Fund	98,291	270,553	(205,100)	12	68	163,824	2,655	0

PIMCO Income Strategy Fund	31,402	97,095	(74,600)	4	25	53,926	995	0

PIMCO Income Strategy Fund II	74,607	161,620	(158,800)	28	32	77,487	1,534	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)
The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities
The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.
Delayed-Delivery Transactions
 involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains (losses) with respect to the security.
Loans and Other Indebtedness, Loan Participations and Assignments
 are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.
In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off
between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition,

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in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.
Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.
The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans,
B-Notes
and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.
Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. Because investing in unfunded loan commitments creates a future obligation for a Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.
Mortgage-Related and Other Asset-Backed Securities
 directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest payments. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid
with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental
issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft

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Notes to Financial Statements	(Cont.)

leases, computer leases, syndicated bank loans,
peer-to-peer
loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.
Collateralized Debt Obligations
 (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.
Collateralized Mortgage Obligations
 (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay
and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates.
Parallel-pay
CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay
CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC
bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined
range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).
Stripped Mortgage-Backed Securities
 (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to

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maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Payment
In-Kind
Securities
 may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.
Perpetual Bonds
 are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.
Real Estate Investment Trusts
 (“REITs”)
are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.
Restricted Investments
 are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.
Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises
 are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of
TBA-eligible
securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

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Notes to Financial Statements	(Cont.)

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.
Warrants
 are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.
(a) Repurchase Agreements
 Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party
repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.
(
b) Reverse Repurchase Agreements
 In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

90	PIMCO CLOSED-END FUNDS

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6. FINANCIAL DERIVATIVE INSTRUMENTS
The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.
The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.
PIMCO Corporate & Income Opportunity Fund is subject to regulation as a commodity pool under the Commodity Exchange Act by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Corporate & Income Opportunity Fund.
(a) Forward Foreign Currency Contracts
 may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.
(b) Swap Agreements
 are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.
For purposes of a Fund’s investment policy adopted pursuant to
Rule 35d-1
under the Act (if any), the Fund will account for derivative instruments at market value. For purposes of applying a Fund’s other investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for

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Notes to Financial Statements	(Cont.)

the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.
A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.
To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.
Credit Default Swap Agreements
 on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver
option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver
option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal

92	PIMCO CLOSED-END FUNDS

December 31, 2024	(Unaudited)

shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments.
These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Interest Rate Swap Agreements
 may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.
7. PRINCIPAL AND OTHER RISKS
(a) Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

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Notes to Financial Statements	(Cont.)

See below for a detailed description of select principal risks. For a complete list of the principal risks the Funds may be subject to, please see the Principal Risks of the Funds section of the Funds’ annual report dated June 30, 2024.

	PIMCO Corporate & Income Opportunity Fund (PTY)	PIMCO Corporate & Income Strategy Fund (PCN)	PIMCO High Income Fund (PHK)	PIMCO Income Strategy Fund (PFL)	PIMCO Income Strategy Fund II (PFN)

Asset Allocation	X	X	X	X	X

Call	X	X	X	X	X

Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations	—	—	X	—	—

Collateralized Loan Obligations	X	X	—	X	X

Confidential Information Access	X	X	X	X	X

Contingent Convertible Securities	X	X	X	X	X

Convertible Securities	X	X	X	X	X

Counterparty	X	X	X	X	X

“Covenant-lite” Obligations	X	X	X	X	X

Credit Default Swaps	X	X	X	X	X

Credit	X	X	X	X	X

Currency	X	X	X	X	X

Cyber Security	X	X	X	X	X

Debt Securities	X	X	X	X	X

Derivatives	X	X	X	X	X

Distressed and Defaulted Securities	X	X	X	X	X

Distribution Rate	X	X	X	X	X

Emerging Markets	X	X	X	X	X

Equity Securities and Related Market	X	X	X	X	X

Focused Investment	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X

High Yield Securities	X	X	X	X	X

Inflation/Deflation	X	X	X	X	X

Inflation-Indexed Security	X	X	X	X	X

Insurance-Linked and Other Instruments	X	X	X	X	X

Interest Rate	X	X	X	X	X

Issuer	X	X	X	X	X

Leverage	X	X	X	X	X

Liquidity	X	X	X	X	X

Loans and Other Indebtedness; Loan Participations and Assignments	X	X	X	X	X

Management	X	X	X	X	X

Market	X	X	X	X	X

Market Discount	X	X	X	X	X

Market Disruptions	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Instruments	X	X	X	X	X

Mortgage-Related Derivative Instruments	—	—	X	—	—

Operational	X	X	X	X	X

Other Investment Companies	X	X	X	X	X

Platform	—	—	X	—	—

Potential Conflicts of Interest — Allocation of Investment Opportunities	X	X	X	X	X

Portfolio Turnover	X	X	X	X	X

Preferred Securities	X	X	X	X	X

Privacy and Data Security	X	X	X	X	X

Private Placements and Restricted Securities	X	X	X	X	X

Privately-Issued Mortgage-Related Securities	X	X	X	X	X

Real Estate	X	X	X	X	X

Reinvestment	X	X	X	X	X

REIT	—	—	X	—	—

Regulatory Changes	X	X	X	X	X

94	PIMCO CLOSED-END FUNDS

December 31, 2024	(Unaudited)

	PIMCO Corporate & Income Opportunity Fund (PTY)	PIMCO Corporate & Income Strategy Fund (PCN)	PIMCO High Income Fund (PHK)	PIMCO Income Strategy Fund (PFL)	PIMCO Income Strategy Fund II (PFN)

Regulatory — Commodity Pool Operator	X	X	X	X	X

Regulatory — London Interbank Offered Rate	X	X	X	X	X

Repurchase Agreements	X	X	X	X	X

Risk Retention Investment	—	—	X	—	—

Securities Lending	—	X	X	—	—

Senior Debt	X	X	X	X	X

Short Exposure	—	—	X	—	—

Smaller Company	—	X	X	—	—

Sovereign Debt	X	X	X	X	X

Special Purpose Acquisition Companies (“SPACs”)	—	—	X	—	—

Structured Investments	X	X	X	X	X

Subprime	X	X	X	X	X

Subsidiary	—	—	X	—	—

Synthetic Convertible Securities	X	X	X	X	X

Tax	X	X	X	X	X

U.S. Government Securities	X	X	X	X	X

Valuation	X	X	X	X	X

Zero-Coupon Bond, Step-Ups and Payment-in-Kind Securities	X	X	X	X	X

Asset Allocation Risk
 is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.
Call Risk
 is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (
e.g.
, declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations Risk
 is the risk that an investment in a CLO, CBO or other CDO depends largely on the type of the collateral securities and the class/tranche of the instrument in which the Fund invests. In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs, CBOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.
Collateralized Loan Obligations Risk
 is the risk of investing in a trust typically collateralized by a pool of loans issued by banks, corporations or any other public or private entity or person, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate or mezzanine loans, including loans that may be rated below investment grade or equivalent unrated loans (“Collateralized Loan Obligations Risk”) or (“CLOs”). In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.
Confidential Information Access Risk
 is the risk that, in managing a Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or

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Notes to Financial Statements	(Cont.)

held in the Fund’s portfolio. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.
Contingent Convertible Securities Risk
 is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that the principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.
Convertible Securities Risk
 is the risk that the market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Convertible securities are often rated below investment grade or not rated.
Counterparty Risk
 is the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding.
“Covenant-lite” Obligations Risk
 is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
Credit Default Swaps Risk
 is the risk of investing in credit default swaps, including illiquidity risk, counterparty risk, leverage risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, a Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. A Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. In addition, selling credit default swaps may not be profitable for the Fund if no secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times.
Credit Risk
 is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Currency Risk
 is the risk that investments denominated in foreign
(non-U.S.)
currencies or in securities that trade in and receive revenues in, foreign
(non-U.S.)
currencies, or derivatives or other instruments that provide exposure to foreign
(non-U.S.)
currencies may decline in value, due to the risk that those currencies will decline in value relative

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to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Cyber Security Risk
 is the risk that, as the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders.
These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.
Debt Securities Risk
 is the risk that prices of bonds and other fixed income securities will generally increase as interest rates fall and decrease as interest rates rise. Income from the Fund’s portfolio may decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate. The value of most bond funds and fixed income securities are impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise.
Derivatives Risk
 is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar instrument may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility.
Non-centrally
cleared
over-the-counter
(“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally
cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/ or adversely affect the value of derivatives or other similar investments and a Fund’s performance.
Distressed and Defaulted Securities Risk
 is the risk of investing in the securities of financially distressed issuers, including the risk of default. These securities may fluctuate more in price and are typically less liquid. Distressed securities generally trade significantly below “par” or full value.
The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied.
Distribution Rate Risk
 is the risk that, although the Fund may seek to maintain level distributions, the Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
Emerging Markets Risk
 is the risk of investing in emerging market securities, primarily increased foreign
(non-U.S.)
investment risk.
Equity Securities and Related Market Risk
 is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

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Notes to Financial Statements	(Cont.)

Focused Investment Risk
 is the risk that, to the extent that the Fund focuses its investments in a particular industry, country or geographic region, the NAV of its common shares will be more susceptible to events or factors affecting companies in that industry, country or geographic region.
Foreign
(Non-U.S.)
Investment Risk
 is the risk that investing in foreign
(non-U.S.)
securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.
High Yield Securities Risk
 is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher- rated securities of similar maturity.
Inflation/Deflation Risk
 is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and common shares.
Inflation-Indexed Security Risk
 is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income for the amount of the increase in the calendar year, even though the Fund will not receive the principal until maturity.
Insurance-Linked and Other Instruments Risk
 is the risk that a Fund could lose a portion or all of the principal it has invested in insurance-linked instruments and similar investments (which may include, for example, event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans).
Interest Rate Risk
 is the risk that fixed income securities and other instruments in a Fund’s portfolio will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Issuer Risk
 is the risk that the value of a security may decline for a number of reasons directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.
Leverage Risk
 is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.
Liquidity Risk
 is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Loans and Other Indebtedness; Loan Participations and Assignments Risk is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation,

98	PIMCO CLOSED-END FUNDS

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and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral.
In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower.
If a loan is foreclosed, the Fund may become owner of the loan’s collateral. The Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral.
There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations.
To the extent a Fund invests in loans or originates loans, including bank loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not acquire such instruments.
Management Risk
 is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.
Market Risk
 is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or companies.
Market Discount Risk
 is the risk that the price of a Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.
Market Disruptions Risk
 is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, climate-change and climate related events, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.
Mortgage-Related and Other Asset-Backed Securities Risk
 is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.
Mortgage-Related Derivative Instruments Risk
 is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.
Operational Risk
 is the risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Other Investment Companies Risk
 is the risk that Common Shareholders may be subject to duplicative expenses to the extent a Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.
Platform Risk
 is the risk resulting from the fact that the Alt Lending ABS in which the Fund invests are typically not listed on any securities exchange and not registered under the Securities Act. In addition, the Fund anticipates that these instruments may only be sold to a limited number of investors and may have a limited or non-existent
secondary market. Accordingly, the Fund currently expects that certain of the investments in Alt Lending ABS will face heightened levels of liquidity risk. Although currently there is generally no reliable, active secondary market for certain Alt Lending ABS, a secondary market for these Alt Lending ABS may develop. If the Fund purchases Alt Lending ABS on an alternative lending platform, the Fund will have the right to receive principal and interest payments due on loans underlying the Alt Lending ABS only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other

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Notes to Financial Statements	(Cont.)

reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated. For example, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower.
Portfolio Turnover Risk
 is the risk that a high portfolio turnover will result in greater expenses to a Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely affect the Fund’s after-tax
returns.
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
 is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of a Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.
Preferred Securities Risk
 is the risk that certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions which may require the Fund to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. Additionally, preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. Government securities.
Privacy and Data Security Risk
 is the risk resulting from the fact that the Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted
privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and the SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.
Private Placement and Restricted Securities Risk
 is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that a Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. The Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks. Privately-Issued Mortgage-Related Securities Risk is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental
issuers.
Real Estate Risk
 is the risk associated with investing in real estate investments, including investments in equity or debt securities issued by private and public real estate investment trusts (“REITs”), real estate operating companies (“REOCs”), private or public real estate-related loans and real estate-linked derivative instruments. The Fund will be subject to the risks associated with owning real estate and with the real estate industry generally.
Reinvestment Risk
 is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.
REIT Risk
 is the risk associated with investing in REITs, which are pooled investment vehicles that own, and usually operate, income- producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders

100	PIMCO CLOSED-END FUNDS

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substantially all of its taxable income (other than net capital gains), then it is not typically taxed on the income distributed to shareholders. Therefore, REITs may pay higher dividends than other issuers.
Regulatory Changes Risk
 is the risk that is associated with the fact that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and PIMCO have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and PIMCO will continue to be eligible for such exemptions. Moreover, government regulation may have unpredictable and unintended effects.
Regulatory Risk — Commodity Pool Operator
 is the risk associated with the CFTC’s adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments. PIMCO is registered with the CFTC as a Commodity Pool Operator.
Regulatory Risk — LIBOR
 is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.
Repurchase Agreements Risk
 is the risk that, if the party agreeing to repurchase a security should default, a Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
Risk Retention Investment Risk
 is the risk associated with the Fund’s investments in risk retention tranches of commercial mortgage-backed securities (“CMBS”) or other eligible securitizations, if any (“risk retention tranches”), which are eligible residual interests typically held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act (the “U.S. Risk Retention Rules”). There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (the Federal Deposit Insurance Corporation, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change. Furthermore, if the Fund breaches any undertakings in any risk retention agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments.
Securities Lending Risk
 is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund.
Senior Debt Risk
 is the risk that the Fund may be subject to greater levels of credit risk than funds that do not invest in below investment grade senior debt. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments.
Short Exposure Risk
 is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.
Smaller Company Risk
 is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.
Sovereign Debt Risk
 is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Notes to Financial Statements	(Cont.)

Special Purpose Acquisition Companies (“SPACs”) Risk
 is the risk that, because SPACs and similar entities are in essence “blank check” companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. A SPAC’s structure may result in significant dilution of a stockholder’s share value immediately upon the completion of a business combination due to, among other reasons, interests held by the SPAC sponsor, conversion of warrants into additional shares, shares issued in connection with a business combination and/or certain embedded costs. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter
market, may be considered illiquid and/or be subject to restrictions on resale.
Structured Investments Risk
 is the risk that a Fund’s investment in structured products, including, structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.
Subprime Risk
 is the risk that loans, and debt instruments collateralized by loans (including Alt Lending ABS), acquired by the Fund may be subprime in quality, or may become subprime in quality. Although there is no specific legal or market definition of “subprime,” subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans, have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny. The Fund is not restricted by any particular borrower credit criteria when acquiring loans or debt instruments collateralized by loans.
Subsidiary Risk
 is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved. Synthetic Convertible Securities Risk is the risk that the values of synthetic convertible securities will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, (such as a debt security and a warrant or option to purchase another security), each with its own market value. Synthetic convertible securities are also subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible element falls below the strike price of the warrant or option, the warrant or option may lose all value.
Tax Risk
 is the risk that if, in any year, a Fund were to fail to qualify for treatment as a regulated investment company under the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
U.S. Government Securities Risk
 is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Valuation Risk
 is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Zero-Coupon Bond,
Step-Ups
and
Payment-in-Kind
Securities Risk
 is the risk presented by the market prices of
zero-coupon,
step ups and
payment-in-kind
securities generally being more volatile than the prices of securities that pay interest periodically and in cash and being likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

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(b) Other Risks
In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.
Please see a Fund’s then-currently effective prospectus and statement of additional information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.
8. MASTER NETTING ARRANGEMENTS
A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged
exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.
Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the CFTC. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of

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Notes to Financial Statements	(Cont.)

equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.
9. FEES AND EXPENSES
(a) Management Fee
 PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Manager to the Funds, pursuant to an investment management agreement.
Pursuant to the Investment Management Agreements with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.
Pursuant to the Agreements, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate

PIMCO Corporate & Income Opportunity Fund	0.65%	(1)

PIMCO Corporate & Income Strategy Fund	0.81%	(1)

PIMCO High Income Fund	0.76%	(1)

PIMCO Income Strategy Fund	0.86%	(2)

PIMCO Income Strategy Fund II	0.83%	(2)

(1)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(2)
Management fees calculated based on the Fund’s average weekly “total managed assets”. Total managed assets include total assets of each Fund (including any assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

In rendering investment advisory services to each Fund, PIMCO may use the resources of one or more foreign
(non-U.S.)
affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (the “PIMCO Overseas Affiliates”), to provide portfolio management, research and trading services to a Fund under the Memorandums of Understanding (“MOUs”). Each of the PIMCO Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each PIMCO Overseas Affiliate and any of their respective employees who provide services to the Funds are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.
(b) Fund Expenses
 Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other

104	PIMCO CLOSED-END FUNDS

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investments made by the Fund, subject to specific or general authorization by the Board (for example, so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP. Without limiting the generality or scope of the foregoing, it is understood that the Funds may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third party.
Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”), also serves as a trustee of a number of other closed-end
funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO
Closed-End
Funds”), as well as PIMCO California Flexible Municipal Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” and PIMCO Managed Accounts Trust, an open-end
management investment company with multiple series for which PIMCO serves as investment adviser and administrator.
The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.
10. RELATED PARTY TRANSACTIONS
The Manager is a related party. Fees payable to this party are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.
The Funds have received exemptive relief from the SEC that, to the extent the Funds rely on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Advisor and certain public or private funds managed by the Advisor and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.
11. GUARANTEES AND INDEMNIFICATIONS
Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
12. PURCHASES AND SALES OF SECURITIES
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover”. Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

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Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands
†
):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Corporate & Income Opportunity Fund	$5,014	$0	$540,940	$632,529

PIMCO Corporate & Income Strategy Fund	2,276	0	169,379	218,716

PIMCO High Income Fund	3,101	608	138,172	164,669

PIMCO Income Strategy Fund	150	0	36,420	19,081

PIMCO Income Strategy Fund II	0	0	134,602	121,707

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. COMMON SHARES OFFERING
Each of PIMCO Corporate & Income Opportunity Fund (“PTY”), PIMCO Corporate & Income Strategy Fund (“PCN”), PIMCO High Income Fund (“PHK”), PIMCO Income Strategy Fund (“PFL”) and PIMCO Income Strategy Fund II (“PFN”) has authorized an unlimited number of Common Shares at a par value of $0.00001 per share (each of the foregoing Fund’s shares as the context requires, “Common Shares”).
As of the end of the reporting period, each Fund had an effective registration statement on file with the SEC authorizing the Fund to issue shares through the “shelf” registration process pursuant to Rule 415 under the Securities Act (each, a “Shelf Registration Statement”). Pursuant to such Shelf Registration Statements, each Fund may offer and sell Common Shares having an aggregate offering value of up to amounts shown in the table below. Each Fund may have had one or more prior Shelf Registration Statements in effect during this and/or previous fiscal periods authorizing the sale of additional Common Shares.
Each Fund has entered into a sales agreement (a “Sales Agreement”) with JonesTrading Institutional Services LLC (“JonesTrading”), pursuant to which each Fund may offer and sell its Common Shares offered by an applicable prospectus supplement through JonesTrading as its agent in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices. Each Fund will pay JonesTrading compensation of up to 1.00% of the gross proceeds with respect to sales of the Common Shares actually effected by JonesTrading under the Sales Agreement.

The aggregate dollar amount of Common Shares registered under each Fund’s Shelf Registration Statement (or its most recent prospectus supplement, if less than such registered amount) as of the end of the periods described below, as well as number of Common Shares sold and total amount of offering proceeds (net of offering costs, if any) received by each Fund under one or more Shelf Registration Statements during the Fund’s most recent and prior fiscal periods were as follows:

	PTY		PCN		PHK
	Six Months Ended 12/31/2024	Year Ended 06/30/2024	Six Months Ended 12/31/2024	Year Ended 06/30/2024	Six Months Ended 12/31/2024	Year Ended 06/30/2024

Common Shares registered (aggregate $)	$750,000,000	$750,000,000	$275,000,000	$275,000,000	$200,000,000	$200,000,000

Common Shares sold	13,226,985	19,175,854	4,810,205	7,594,449	8,675,370	8,400,351

Offering proceeds (net of offering costs)	$188,917,897	$264,294,923	$65,359,764	$97,349,002	$42,504,075	$40,396,676

	PFL		PFN
	Six Months Ended 12/31/2024	Year Ended 06/30/2024	Six Months Ended 12/31/2024	Year Ended 06/30/2024

Common Shares registered (aggregate $)	$150,000,000	$100,000,000	$300,000,000	$200,000,000

Common Shares sold	2,401,178	2,141,747	2,640,337	2,600,977

Offering proceeds (net of offering costs)	$20,048,761	$17,556,417	$19,660,639	$19,022,813

106	PIMCO CLOSED-END FUNDS

December 31, 2024	(Unaudited)

A Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market”, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices.
14. AUCTION-RATE PREFERRED SHARES
Prior to November 4, 2024, each Fund had one or more series of Auction-Rate Preferred Shares (“ARPS”) outstanding with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Between November 4, 2024 and November 8, 2024 (such period, the “Redemption Dates”), each Fund redeemed all of its then-outstanding ARPS at the liquidation preference. As of the end of the reporting period, none of the Funds has any ARPS or other preferred shares outstanding.

For the period ended December 31, 2024, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Outstanding Prior to Redemption Dates	High	Low
PIMCO Corporate & Income Opportunity Fund
Series M	14	4.277%	3.852%
Series T	27	10.692%	9.650%
Series W	10	4.277%	3.852%
Series TH	119	10.692%	9.610%
Series F	5	4.269%	3.852%
PIMCO Corporate & Income Strategy Fund
Series M	14	4.277%	3.852%
Series T	17	4.277%	3.860%
Series W †	0	0.000%	0.000%
Series TH †	0	0.000%	0.000%
Series F	12	4.269%	3.852%
PIMCO High Income Fund
Series M	8	4.277%	3.852%
Series T	21	4.277%	3.860%
Series W	8	4.277%	3.852%
Series TH	24	4.277%	3.844%
Series F	6	4.269%	3.852%
PIMCO Income Strategy Fund
Series T	10	4.310%	3.886%
Series W	13	4.350%	3.878%
Series TH	14	4.350%	3.894%
PIMCO Income Strategy Fund II
Series M	7	4.310%	3.886%
Series T	1	4.310%	3.886%
Series W	5	4.350%	3.878%
Series TH	95	10.876%	9.716%
Series F	22	10.836%	9.696%

†	Prior to April 12, 2024, PIMCO Corporate & Income Strategy Fund had Series W and Series TH ARPS outstanding.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	107

Notes to Financial Statements	(Cont.)

Prior to the Redemption Dates, ARPS holders received dividends at the defined “maximum rate,” as defined for the Funds in the table below:

Fund Name		Applicable%		Reference Rate		Maximum Rate (1)
PIMCO Corporate & Income Opportunity Fund		200%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PTY
PIMCO Corporate & Income Strategy Fund		160%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PCN
PIMCO High Income Fund		160%	x	7-day “AA” Financial Composite Commercial Paper Rates	=	Maximum Rate for PHK
PIMCO Income Strategy Fund	The higher of	200% 2.00%	x +	LIBOR Replacement Rate (3) OR LIBOR Replacement Rate (3)	= =	Maximum Rate for PFL	(2)
PIMCO Income Strategy Fund II	The higher of	200% 2.00%	x +	LIBOR Replacement Rate (3) OR LIBOR Replacement Rate (3)	= =	Maximum Rate for PFN	(2)

(1)	In any event, the Maximum Rate will not be lower than 0%.
(2)	For the avoidance of doubt, the Maximum Rate for PFL and PFN may be less than the Applicable %, but will not be lower than 0%.
(3)	LIBOR Replacement Rate means prior business day’s SOFR rate plus the spread adjustment of 0.03839%.
Details of the ARPS redeemed for each Fund for the reporting period ended December 31, 2024 are provided in the table below:

Fund Name	Liquidation Preference Per Share	Redemption Price Per Share	Price Percentage	Cash Exchanged for ARPS Redeemed	ARPS Outstanding as of 06/30/2024	ARPS Redeemed	ARPS Outstanding After Redemption as of 12/31/2024

PIMCO Corporate & Income Opportunity Fund	$25,000	$25,000	100%	$4,375,000	175	175	0

PIMCO Corporate & Income Strategy Fund	$25,000	$25,000	100%	$1,075,000	43	43	0

PIMCO High Income Fund	$25,000	$25,000	100%	$1,675,000	67	67	0

PIMCO Income Strategy Fund	$25,000	$25,000	100%	$925,000	37	37	0

PIMCO Income Strategy Fund II	$25,000	$25,000	100%	$3,250,000	130	130	0

15. REGULATORY AND LITIGATION MATTERS
The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.
The foregoing speaks only as of the date of this report.
16. FEDERAL INCOME TAX MATTERS
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and
distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. Due to the timing of when distributions are made by a Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.
A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

108	PIMCO CLOSED-END FUNDS

December 31, 2024	(Unaudited)

As of their last fiscal year ended June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands
†
):

	Short-Term	Long-Term

PIMCO Corporate & Income Opportunity Fund	$194,265	$164,780

PIMCO Corporate & Income Strategy Fund	66,519	55,356

PIMCO High Income Fund	164,618	140,206

PIMCO Income Strategy Fund	40,711	65,208

PIMCO Income Strategy Fund II	94,316	105,254

†	A zero balance may reflect actual amounts rounding to less than one thousand.
As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands
†
):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

PIMCO Corporate & Income Opportunity Fund	$2,545,326	$333,647	$(416,093)	$(82,446)

PIMCO Corporate & Income Strategy Fund	856,912	136,188	(149,811)	(13,623)

PIMCO High Income Fund	1,093,350	285,705	(334,859)	(49,154)

PIMCO Income Strategy Fund	449,305	100,446	(81,844)	18,602

PIMCO Income Strategy Fund II	829,460	174,544	(169,286)	5,258

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

17. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On January 02, 2025, the following distributions were declared to common shareholders payable February 03, 2025 to shareholders of record on January 13, 2025:

PIMCO Corporate & Income Opportunity Fund	$0.118800 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.048000 per common share
PIMCO Income Strategy Fund	$0.081400 per common share
PIMCO Income Strategy Fund II	$0.071800 per common share
On February 03, 2025, the following distributions were declared to common shareholders payable March 03, 2025, to shareholders of record on February 13, 2025:

PIMCO Corporate & Income Opportunity Fund	$0.118800 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.048000 per common share
PIMCO Income Strategy Fund	$0.081400 per common share
PIMCO Income Strategy Fund II	$0.071800 per common share
There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	109

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BMO	BMO Capital Markets Corporation	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NOM	Nomura Securities International, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	RTA	RBC (Barbados) Trading Bank Corp.

BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MEI	Merrill Lynch International	SOG	Societe Generale Paris

CDC	Natixis Securities Americas LLC	MSB	Morgan Stanley Bank, N.A	TOR	The Toronto-Dominion Bank

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso

BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol

CAD	Canadian Dollar	HKD	Hong Kong Dollar	TRY	Turkish New Lira

DOP	Dominican Peso	IDR	Indonesian Rupiah	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	EUR012M	12 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month

BISTREFI	Turkish Lira Overnight Reference Rate	PRIME	Daily US Prime Rate	TSFR3M	Term SOFR 3-Month

BP0003M	3 Month GBP-LIBOR	SOFR	Secured Overnight Financing Rate	TSFR6M	Term SOFR 6-Month

EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR

EUR006M	6 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate

110	PIMCO CLOSED-END FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule
19a-1(e)
under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form
1099-DIV
(for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Corporate & Income Opportunity Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1042	$0.0000	$0.0146	$0.1188

August 2024	$0.0974	$0.0000	$0.0214	$0.1188

September 2024	$0.1133	$0.0000	$0.0055	$0.1188

October 2024	$0.1100	$0.0000	$0.0088	$0.1188

November 2024	$0.0972	$0.0000	$0.0216	$0.1188

December 2024	$0.1185	$0.0000	$0.0003	$0.1188
PIMCO Corporate & Income Strategy Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1097	$0.0000	$0.0028	$0.1125

August 2024	$0.0986	$0.0000	$0.0139	$0.1125

September 2024	$0.1125	$0.0000	$0.0000	$0.1125

October 2024	$0.1125	$0.0000	$0.0000	$0.1125

November 2024	$0.0956	$0.0000	$0.0169	$0.1125

December 2024	$0.1125	$0.0000	$0.0000	$0.1125

PIMCO High Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0437	$0.0000	$0.0043	$0.0480

August 2024	$0.0416	$0.0000	$0.0064	$0.0480

September 2024	$0.0480	$0.0000	$0.0000	$0.0480

October 2024	$0.0467	$0.0000	$0.0013	$0.0480

November 2024	$0.0389	$0.0000	$0.0091	$0.0480

December 2024	$0.0480	$0.0000	$0.0000	$0.0480

PIMCO Income Strategy Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0739	$0.0000	$0.0075	$0.0814

August 2024	$0.0638	$0.0000	$0.0176	$0.0814

September 2024	$0.0745	$0.0000	$0.0069	$0.0814

October 2024	$0.0777	$0.0000	$0.0037	$0.0814

November 2024	$0.0594	$0.0000	$0.0220	$0.0814

December 2024	$0.0706	$0.0000	$0.0108	$0.0814

PIMCO Income Strategy Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0654	$0.0000	$0.0064	$0.0718

August 2024	$0.0606	$0.0000	$0.0112	$0.0718

September 2024	$0.0718	$0.0000	$0.0000	$0.0718

October 2024	$0.0718	$0.0000	$0.0000	$0.0718

November 2024	$0.0623	$0.0000	$0.0095	$0.0718

December 2024	$0.0718	$0.0000	$0.0000	$0.0718

*
The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	111

Investment Strategy Updates	(Unaudited)

On August 15, 2024, the Board approved the removal of each of PCN’s and PTY’s non-fundamental investment guidelines for each Fund to invest at least 25% of the Fund’s total assets in corporate debt obligations and other corporate income-producing securities and approved the addition of a non-fundamental investment guideline for the Fund to invest at least 50% of the Fund’s total assets in corporate debt obligations and other corporate securities, effective September 20, 2024.
On August 15, 2024, the Board approved the addition of a non-fundamental investment guideline for each of PHK, PFL and PFN to invest at least 50% of each Fund’s total assets in corporate debt obligations and other corporate securities, effective September 20, 2024.

112	PIMCO CLOSED-END FUNDS

Changes to Board of Trustees	(Unaudited)

Effective December 1, 2024, Mr. David Fisher retired from his position as Trustee of the Funds.
Effective December 1, 2024, the Board of Trustees appointed Mr. David Flattum as a Class III Trustee of PIMCO Corporate & Income Strategy Fund and PIMCO Income Strategy Fund, a Class II Trustee of PIMCO Corporate & Income Opportunity Fund and PIMCO High Income Fund, and a Class I Trustee of PIMCO Income Strategy Fund II.

SEMIANNUAL REPORT	|	DECEMBER 31, 2024	113

General Information

Investment Manager
Pacific Investment Management Company LLC
650 Newport Center Drive
Newport Beach, CA 92660

Custodian
State Street Bank and Trust Company
2323 Grand Boulevard, 5th Floor
Kansas City, MO 64108

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares
Equiniti Trust Company, LLC (“EQ”)
48 Wall Street, Floor 23
New York, NY 10005

Auction Agent, Transfer Agent, Dividend Paying Agent and Registrar for Auction Rate Preferred Shares
Deustsche Bank Company Americas
1 Columbus Circle
New York, NY 10019

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4011SAR_123124

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual report to stockholders filed under Item 1 of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to closed-end investment companies.

(b)	Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the most recent fiscal half-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the registrant’s previous annual report on Form N-CSR.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes—Oxley Act of 2002.

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes—Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund II

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2025

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: March 5, 2025